IMPORTANT INFORMATION FOR SHAREHOLDERS OF

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

At a special meeting of shareholders of Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Strategy Funds, Inc. (the “Target Corporation”), you will be asked to vote on the proposed reorganization of your Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Strategy Conservative Allocation Fund	g	TIAA-CREF Lifestyle Conservative Fund

Nuveen Strategy Balanced Allocation Fund	g	TIAA-CREF Lifestyle Moderate Fund

Nuveen Strategy Growth Allocation Fund	g	TIAA-CREF Lifestyle Growth Fund

Nuveen Strategy Aggressive Growth Allocation Fund	g	TIAA-CREF Lifestyle Aggressive Growth Fund

The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” and individually as a “Fund.” The reorganizations of the Target Funds and Acquiring Funds are referred to herein as the “Reorganizations” and individually as a “Reorganization.”

The Board of Directors of the Target Corporation (the “Board”), including the independent Board members, unanimously recommends that you vote FOR each proposed Reorganization.

Although we recommend that you read the complete Proxy Statement/Prospectus, for your convenience we have provided the following brief overview of the matter to be voted on.

Q.	Why are the Reorganizations being proposed?

A.

The Target Funds and the Acquiring Funds are managed by affiliated investment advisers. Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) serves as each Target Fund’s investment adviser and Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as each Target Fund’s sub-adviser. Teachers Advisors, LLC (“Teachers Advisors”) serves as the investment adviser of each Acquiring Fund. Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors (collectively, the “Advisers”) are each wholly-owned subsidiaries of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The proposed Reorganizations are an outgrowth of Nuveen’s larger effort to integrate the investment teams responsible for asset allocation strategies across Nuveen, including the teams that manage the Target Funds and the Acquiring Funds. In light of the combination of investment teams, the Advisers determined that maintaining similar asset allocation funds would be inefficient and confusing to the marketplace, and therefore proposed that the Target Funds be reorganized into the Acquiring Funds.

The proposed Reorganizations will allow shareholders of the Target Funds to continue their investment in an asset allocation fund with similar investment objectives and strategies and with historical performance over the past five years that is generally superior for most periods. In addition, shareholders of the Target Funds are expected to recognize cost savings as a result of the Acquiring Funds’ lower total annual operating expenses. In addition to considering the benefits to shareholders expected to result from the Reorganizations, the Board considered that Nuveen may realize certain efficiencies by no longer providing certain services to the Target Funds. See the Proxy Statement/Prospectus under “Approval of the Proposed Reorganizations by the Board of Directors of the Target Corporation.”

Q.	How will the Reorganizations affect my shares?

A.

Upon the closing of each Reorganization, shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the Target Fund shares surrendered by such shareholder. This means that the total value of the Acquiring Fund shares you receive in a Reorganization will be the same as the total value of the Target Fund shares you held immediately prior to the closing of the Reorganization. Holders of Class A shares, Class C shares and Class R3 shares of each Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, and holders of Class I shares of each Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund. See the Proxy Statement/Prospectus under “The Proposed Reorganizations–Description of Securities.”

Q.	Will shareholders of the Target Funds incur sales loads, contingent deferred sales charges (“CDSC”) or any other similar fees on Acquiring Fund shares as a result of the Reorganizations?

A.

No. All Acquiring Fund shares will be delivered to the corresponding Target Fund without a sales load, commission or any other similar fee being imposed. If your Target Fund shares are subject to a CDSC (which may be the case for purchases of Class A shares of $1 million or more that were not subject to a front-end sales load or Class C shares), that CDSC will not be imposed in connection with the Reorganization and the corresponding Acquiring Fund shares you receive in the Reorganization will not be subject to a CDSC upon redemption. After the completion of each Reorganization, additional purchases of shares of an Acquiring Fund will not be subject to any sales load, CDSC or other similar fees.

Certain share classes of the Target Funds impose a low balance account fee of $15 when accounts have balances that are under $1,000 and the Retail Class of the Acquiring Funds imposes the same fee on certain accounts with balances under $2,000. Class A shares, Class C shares and Class I shares (but not Class R3 shares) of each Target Fund held directly with the Fund in the following types of accounts with balances under $1,000 are subject to an annual low balance account fee of $15: individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act or Uniform Gifts to Minors Act. Retail Class shares of each Acquiring Fund held through certain types of accounts, including IRAs and Coverdell Education Savings Accounts, are subject to an annual account maintenance fee of $15 on accounts with balances under $2,000. As a result of each Reorganization, (i) holders of Class A shares and Class C shares of a Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, and such shares will be subject to the $15 annual account maintenance fee if held in certain types of accounts with balances under $2,000; (ii) holders of Class R3 shares of a Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, which will not be subject to an annual account maintenance fee; and (iii) holders of Class I shares of a Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund, which are not subject to an annual account maintenance fee.

Q.	Are the Target Funds and the Acquiring Funds managed by the same investment adviser, sub-adviser and portfolio managers?

A.

No. The Target Funds and the Acquiring Funds have different investment advisers; the Target Funds have a sub-adviser, while the Acquiring Funds do not; and the Target Funds have a different portfolio management team than the Acquiring Funds. The Target Funds are advised by Nuveen Fund Advisors and sub-advised by Nuveen Asset Management, with Derek B. Bloom, CFA, and Nathan S. Shetty, CFA, serving as the Funds’ portfolio managers. The Acquiring Funds are advised by Teachers Advisors, with John Cunniff, CFA, and Hans Erickson, CFA, serving as the Funds’ portfolio managers. Following each Reorganization, Teachers Advisors will serve as the adviser for each surviving fund and Mr. Cunniff and Mr. Erickson will continue to serve as the portfolio managers for each surviving fund.

Q.	How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

A.

The Funds’ investment objectives and principal investment strategies are similar. The Funds are structured as “funds of funds,” varying their allocations among funds based on the Funds’ different risk-return profiles. In pursuit of their investment objectives, the Target Funds invest primarily in other mutual funds advised by Nuveen Fund Advisors (“Nuveen Underlying Funds”), whereas the Acquiring Funds invest primarily in other mutual funds advised by Teachers Advisors (“TIAA-CREF Underlying Funds”). The Funds’ investment objectives and principal investment strategies are listed and compared in the Proxy Statement/Prospectus under “Comparison of Investment Objectives and Principal Investment Strategies.”

Given the Funds’ similar investment objectives and strategies, an investment in each Fund is subject to many of the same principal risks (e.g., asset allocation risk, active management risk and underlying funds risk). The risks applicable to the Funds are listed and compared in the Proxy Statement/Prospectus under “Risk Factors.”

Q.	How will the Reorganizations impact fees and expenses?

A.

If a Reorganization had taken place as of November 30, 2018, the date in the Fees and Expenses tables in the Proxy Statement/Prospectus, the pro forma total annual fund operating expenses of each Acquiring Fund following the applicable Reorganization would have been lower than the corresponding Target Fund’s total annual fund operating expenses across all share classes, both before and after fee waivers and expense reimbursements. Pro forma amounts are estimated; actual operating expenses will vary based on asset size and other factors. Data is provided as of November 30, 2018 which is the date of the most recent shareholder report for the Acquiring Funds.

In each Reorganization, the management fee of the Target Fund is the same as that of the Acquiring Fund. The reductions in total annual fund operating expenses that Target Fund shareholders are anticipated to experience as a result of the Reorganizations are due to the Acquiring Funds’ lower other expenses and/or acquired fund fees and expenses. See the Proxy Statement/Prospectus under “Further Comparison of the Funds—Fees and Expenses. “Each Target Fund and Acquiring Fund also has an expense reimbursement arrangement in place.

Q.	Will shareholders of the surviving fund receive the same shareholder services that shareholders of the Target Funds currently receive?

A.

Yes, the shareholder services and shareholder programs of the Funds are substantially the same. However, because the Acquiring Funds are no-load funds, the Acquiring Funds do not have the same privileges (e.g., rights of accumulation or letters of intent) as the Target Funds. Target Fund shareholders who hold shares of other Nuveen mutual funds will not be permitted to consider shares held in the TIAA-CREF Fund Complex for purposes of rights of accumulation or letters of intent applicable to purchases of other Nuveen mutual funds. Once the Reorganizations are completed, shareholders would have the right to exchange their Acquiring Fund shares for shares of the same class of other TIAA-CREF funds, but would not have the right to exchange their shares back into other Nuveen mutual funds.

Q.	Will the portfolios of each Target Fund be repositioned prior to the Reorganizations?

A.

Yes. Prior to each Reorganization, each Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the corresponding Acquiring Fund. The transaction costs associated with the Target Funds’ portfolio repositionings are expected to be minimal, as the shares of the underlying funds in which the Target Funds and the Acquiring Funds invest are not subject to commissions or other sales charges when purchased or redeemed. If the portfolio repositionings had taken place as of November 30, 2018, it is estimated that the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund would have incurred transaction costs of $633, $1,907, $1,517 and $877, respectively, in each case less than $0.01 per share of the applicable Target Fund, in connection with closing out certain futures contracts held by each Target Fund.

Q.	Will the Reorganizations have tax consequences to me?

A.

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Therefore, it is expected that you will recognize no gain or loss for federal income tax purposes as a direct result of a Reorganization. However, prior to the closing of each Reorganization, each Target Fund expects to distribute all its undistributed net investment income and net capital gains, if any. Such distributions will generally be taxed as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-advantaged account such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account). These distributions will be reinvested in additional shares of the applicable Target Fund unless a shareholder has made an election to receive distributions in cash. The tax character of such distributions will be the same regardless of whether they are paid in cash or reinvested in additional shares.

The repositioning of each Target Fund’s portfolio prior to the applicable Reorganization may result in increased distributions of capital gains (long-term and short-term). If these repositionings had occurred as of November 30, 2018, it is estimated that they would have resulted in capital gains of approximately $2.5 million, $18.6 million, $10.8 million and $5.9 million, respectively, which would result in capital gains distributions of $0.40, $1.05, $1.18 and $1.48 per share, respectively, for Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund. See the Proxy Statement/Prospectus under “The Proposed Reorganizations—Material Federal Income Tax Consequences.”

Q.	Who will bear the costs of the Reorganizations?

A.

Nuveen will bear the direct costs of each Reorganization, which are estimated to be approximately $280,000, $312,300, $293,500 and $280,400 for the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund, respectively, whether or not each Reorganization is approved or completed. The Target Funds will bear the costs associated with repositioning their portfolios in advance of the Reorganizations; such costs are expected to be minimal, as the shares of the underlying funds in which the Target Funds and the Acquiring Funds invest are not subject to commissions or other sales charges when purchased or redeemed.

Q.	What is the timetable for the Reorganizations?

A.

The Reorganization of each Target Fund is expected to occur at the close of business on June 14, 2019, or as soon as practicable thereafter if approved by its shareholders at the special meeting of shareholders on April 30, 2019.

General

Q.	Whom do I call if I have questions?

A.

If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Computershare Fund Services, the proxy solicitor hired by each Target Fund, at 866-963-6126 weekdays during its business hours of 9:00 a.m. to 11:00 p.m. and Saturdays 12:00 p.m. to 6:00 p.m. Eastern Time. Please have your proxy materials available when you call.

Q.	How do I vote my shares?

A.	You may vote in person, by mail, by telephone or over the internet:

•

To vote in person, please attend the special meeting of shareholders and bring your photographic identification. If you hold your Target Fund shares through a bank, broker or other nominee, you must also bring satisfactory proof of ownership of those shares and a “legal proxy” from the nominee.

•	To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States.

v

•	To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide.

•	To vote over the internet, go to the internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

Q.	Will anyone contact me?

A.

You may receive a call from Computershare Fund Services, the proxy solicitor hired by each Target Fund, to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote your proxy.

We recognize the inconvenience of the proxy solicitation process and would not impose on you if we did not believe that the matters being proposed were important. Once your vote has been registered with the proxy solicitor, your name will be removed from the solicitor’s follow-up contact list.

Q.	How does the Board suggest that I vote?

A.

After careful consideration, the Board has agreed unanimously that each proposed Reorganization is in the best interests of the applicable Target Fund and recommends that you vote “FOR” each proposed Reorganization.

Q.	What will happen if shareholders in my Target Fund do not approve the Reorganization?

A.

If shareholders do not approve a Reorganization, the Board will take such action as it deems to be in the best interests of each applicable Target Fund, including continuing to operate the Target Fund as a stand-alone Fund, liquidating the Target Fund or such other options the Board may consider. The Reorganization of each Target Fund into its corresponding Acquiring Fund is not contingent on the Reorganization of any other Target Fund into its corresponding Acquiring Fund.

Your vote is very important. We encourage you as a shareholder to participate in your Fund’s governance by returning your vote as soon as possible. If enough shareholders fail to cast their votes, your Fund may not be able to hold its shareholder meeting or the vote on the proposals, and additional solicitation costs will be incurred in order to obtain sufficient shareholder participation.

March 28, 2019

Dear Shareholders:

We are pleased to invite you to a special meeting of shareholders of Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Strategy Funds, Inc. (the “Target Corporation”). The Special Meeting is scheduled for April 30, 2019, at 2:00 p.m., Central Time, at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606 (the “Special Meeting”).

At the Special Meeting, you will be asked to consider and approve the reorganization of your Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Strategy Conservative Allocation Fund	g	TIAA-CREF Lifestyle Conservative Fund

Nuveen Strategy Balanced Allocation Fund	g	TIAA-CREF Lifestyle Moderate Fund

Nuveen Strategy Growth Allocation Fund	g	TIAA-CREF Lifestyle Growth Fund

Nuveen Strategy Aggressive Growth Allocation Fund	g	TIAA-CREF Lifestyle Aggressive Growth Fund

The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” and individually as a “Fund.” The reorganizations of the Target Funds and Acquiring Funds are referred to herein as the “Reorganizations” and individually as a “Reorganization.”

The Target Funds and the Acquiring Funds are managed by affiliated investment advisers. Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) serves as each Target Fund’s investment adviser, and Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as each Target Fund’s sub-adviser. Teachers Advisors, LLC (“Teachers Advisors”) serves as the investment adviser of each Acquiring Fund. Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors (collectively, the “Advisers”) are each wholly-owned subsidiaries of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The proposed Reorganizations are an outgrowth of Nuveen’s larger effort to integrate the investment teams responsible for asset allocation strategies across Nuveen, including the teams that manage the Target Funds and the Acquiring Funds. In light of the combination of investment teams, the Advisers determined that maintaining similar asset allocation funds would be inefficient and confusing to the marketplace, and therefore proposed that the Target Funds be reorganized into the Acquiring Funds.

The proposed Reorganizations will allow shareholders of the Target Funds to continue their investment in an asset allocation fund with similar investment objectives and strategies and with historical performance over the past five years that is generally superior for most periods. In addition, shareholders of the Target Funds are expected to recognize cost savings as a result of the Acquiring Funds’ lower total annual operating expenses.

The Board of Directors of the Target Corporation believes each Reorganization is in the best interests of each Target Fund and recommends that you vote “FOR” each proposed Reorganization.

The attached Proxy Statement/Prospectus has been prepared to give you information about the proposed Reorganizations.

All shareholders are cordially invited to attend the Special Meeting. In order to avoid delay and additional expense and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Special Meeting. You may vote by mail, by telephone or over the internet.

•	To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States.

•	To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide.

•	To vote over the internet, go to the internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

You may also vote in person at the Special Meeting. If you are a record holder of a Target Fund’s shares, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license. If you hold your shares through a bank, broker or other nominee, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license, and satisfactory proof of ownership of shares of a Target Fund, such as your voting instruction form (or a copy thereof) or broker’s statement indicating ownership as of a recent date. If you hold your shares in a brokerage account or through a bank or other nominee, you will not be able to vote in person at the Special Meeting unless you have previously requested and obtained a “legal proxy” from your broker, bank or other nominee and present it at the Special Meeting.

We appreciate your attention to this matter and we urge you to vote at your earliest convenience.

Very truly yours,

Christopher M. Rohrbacher

Vice President and Secretary

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March 28, 2019

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 30, 2019

To the Shareholders:

Notice is hereby given that a special meeting of shareholders of Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Strategy Funds, Inc. (the “Target Corporation”), a Minnesota corporation, will be held at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, on April 30, 2019, at 2:00 p.m., Central Time (the “Special Meeting”), for the purposes described below.

1.

To approve the Agreement and Plan of Reorganization (and the related transactions), which provides for the transfer of all the assets of each Target Fund to a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Strategy Conservative Allocation Fund	g	TIAA-CREF Lifestyle Conservative Fund

Nuveen Strategy Balanced Allocation Fund	g	TIAA-CREF Lifestyle Moderate Fund

Nuveen Strategy Growth Allocation Fund	g	TIAA-CREF Lifestyle Growth Fund

Nuveen Strategy Aggressive Growth Allocation Fund	g	TIAA-CREF Lifestyle Aggressive Growth Fund

Holders of Class A shares, Class C shares and Class R3 shares of each Target Fund will receive Retail Class shares of the corresponding Acquiring Fund and holders of Class I shares of each Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund in complete liquidation and termination of each Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”). A vote in favor of a Reorganization will be considered a vote in favor of an amendment to the Target Corporation’s Articles of Incorporation effecting the Reorganization.

2.	To transact such other business as may properly come before the Special Meeting.

Only shareholders of record as of the close of business on March 8, 2019, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

All shareholders are cordially invited to attend the Special Meeting. In order to avoid delay and additional expense and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Special Meeting. You may vote by mail, by telephone or over the internet.

•	To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States.

•	To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide.

•	To vote over the internet, go to the internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

You may also vote in person at the Special Meeting. If you are a record holder of a Target Fund’s shares, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license. If you hold your shares through a bank, broker or other nominee, in order to gain admission to the Special Meeting you must show photographic identification, such as your driver’s license, and satisfactory proof of ownership of shares of a Target Fund, such as your voting instruction form (or a copy thereof) or broker’s statement indicating ownership as of a recent date. If you hold your shares in a brokerage account or through a bank or other nominee, you will not be able to vote in person at the Special Meeting unless you have previously requested and obtained a “legal proxy” from your broker, bank or other nominee and present it at the Special Meeting.

Very truly yours,

Christopher M. Rohrbacher

Vice President and Secretary

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PROXY STATEMENT/PROSPECTUS

DATED MARCH 28, 2019

Relating to the Respective Acquisition of the Assets and Liabilities of

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

NUVEEN BALANCED ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

by

TIAA-CREF LIFESTYLE CONSERVATIVE FUND

TIAA-CREF LIFESTYLE MODERATE FUND

TIAA-CREF LIFESTYLE GROWTH FUND

TIAA-CREF LIFESTYLE AGGRESSIVE GROWTH FUND

This Proxy Statement/Prospectus is being furnished to shareholders of Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Strategy Funds, Inc. (the “Target Corporation”), a Minnesota corporation and an open-end investment company registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), and relates to the special meeting of shareholders of each Target Fund to be held at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, on April 30, 2019, at 2:00 p.m., Central Time, and at any and all adjournments and postponements thereof (the “Special Meeting”). This Proxy Statement/Prospectus is provided in connection with the solicitation by the Board of Directors of the Target Corporation of proxies to be voted at the Special Meeting. The purpose of the Special Meeting is to allow the shareholders of each Target Fund to consider and vote on the proposed reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of a Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each a series of TIAA-CREF Funds (the “Acquiring Trust”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Strategy Conservative Allocation Fund	g	TIAA-CREF Lifestyle Conservative Fund

Nuveen Strategy Balanced Allocation Fund	g	TIAA-CREF Lifestyle Moderate Fund

Nuveen Strategy Growth Allocation Fund	g	TIAA-CREF Lifestyle Growth Fund

Nuveen Strategy Aggressive Growth Allocation Fund	g	TIAA-CREF Lifestyle Aggressive Growth Fund

Each Target Fund and each Acquiring Fund are collectively referred to herein as the “Funds” and individually as a “Fund.”

If shareholders of each Target Fund approve the applicable Reorganization and it is completed, each shareholder of each Target Fund will receive shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the applicable Target Fund shares surrendered by such shareholder. This means that the total value of the Acquiring Fund shares you receive in a Reorganization will be the same as the total value of the Target Fund shares you held immediately prior to the closing of the Reorganization. Holders of Class A shares, Class C shares and Class R3 shares of each Target Fund will receive Retail Class shares of the corresponding Acquiring Fund, and holders of Class I shares of each Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund. The Board of Directors of the Target Corporation has determined that each Reorganization is in the best interests of each Target Fund. The address and telephone number of the principal executive office of the Target Funds and the Target Corporation is 333 West Wacker Drive, Chicago, Illinois 60606, (800) 257-8787.

The enclosed proxy and this Proxy Statement/Prospectus are first being sent to shareholders of each Target Fund on or about March 28, 2019. Shareholders of record as of the close of business on March 8, 2019, are entitled to vote at the Special Meeting.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Proxy Statement/Prospectus concisely sets forth the information shareholders of each Target Fund should know before voting on the applicable Reorganization (in effect, investing in Retail Class or Advisor Class shares of the applicable Acquiring Fund) and constitutes an offering of Retail Class and Advisor Class shares of beneficial interest, par value $0.0001 per share, of each applicable Acquiring Fund. Please read it carefully and retain it for future reference.

The following documents contain additional information about the Funds and have been filed with the SEC and are incorporated into this Proxy Statement/Prospectus by reference:

(i)

the Acquiring Funds’ prospectus dated October 1, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to each Acquiring Fund (Accession No. 0000930413-18-002949);

(ii)

the unaudited financial statements contained in the Acquiring Funds’ semi-annual report, only insofar as they relate to each Acquiring Fund, for the six months ended November 30, 2018 (Accession No. 0000930413-19-000174);

(iii)	the Statement of Additional Information (“SAI”) relating to the Reorganizations, dated March 28, 2019 (the “Reorganization SAI”);

(iv)	the Target Funds’ prospectus dated December 31, 2018, as supplemented through the date of this Proxy Statement/Prospectus (Accession No. 0001193125-18-360094);

(v)	the Target Funds’ SAI dated December 31, 2018, as supplemented through the date of this Proxy Statement/Prospectus (Accession No. 0001193125-18-360094);

(vi)	the audited financial statements contained in the Target Funds’ annual report for the fiscal year ended August 31, 2018 (Accession No. 0001193125-18-320616);

(vii)

the Acquiring Funds’ SAI dated October 1, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to each Acquiring Fund (Accession No. 0000930413-18-002949); and

ii

(viii)

the audited financial statements contained in the Acquiring Funds’ annual report, only insofar as they relate to each Acquiring Fund, for the fiscal year ended May 31, 2018 (Accession No. 0000930413-18-002342).

No other parts of the Funds’ annual reports or semi-annual reports are incorporated by reference herein.

Each Target Fund prospectus, SAI and annual report, as well as the Reorganization SAI, is available at no charge on the Target Funds’ website at https://www.nuveen.com/mutual-funds, by calling (800) 257-8787 or by writing to the Target Funds at 333 West Wacker Drive, Chicago, Illinois 60606. Each Acquiring Fund prospectus, SAI, annual report and semi-annual report is available at no charge at https://www.tiaa.org, by calling (877) 518-9161 or by writing to the Acquiring Funds at TIAA-CREF Funds, P.O. Box 1259, Charlotte, North Carolina 28201.

The Target Corporation and Acquiring Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by the Target Corporation and Acquiring Trust (including the Registration Statement relating to each Acquiring Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549 or at the SEC’s Northeast Regional Office (3 World Financial Center, New York, New York 10281) or Midwest Regional Office (175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604). You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s internet site at http://www.sec.gov.

iii

i

REORGANIZATIONS OF THE TARGET FUNDS INTO THE ACQUIRING FUNDS

Summary

The following is a summary of, and should be read in conjunction with, the more complete information contained in this Proxy Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the form of Agreement and Plan of Reorganization. As discussed more fully below and elsewhere in this Proxy Statement/Prospectus, the Board of Directors of the Target Corporation believes each proposed Reorganization is in the best interests of the applicable Target Fund and that the interests of the applicable Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. If shareholders of a Target Fund approve the applicable Reorganization and it is completed, the Target Fund’s shareholders will become shareholders of the corresponding Acquiring Fund and will cease to be shareholders of the Target Fund.

Shareholders should read the entire Proxy Statement/Prospectus carefully together with the applicable Acquiring Fund’s prospectus, which is incorporated herein by reference. This Proxy Statement/Prospectus constitutes an offering of Retail Class and Advisor Class shares of the applicable Acquiring Funds.

Background

The Target Funds and the Acquiring Funds are managed by affiliated investment advisers. Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) serves as each Target Fund’s investment adviser, and Nuveen Asset Management, LLC (“Nuveen Asset Management”) serves as each Target Fund’s sub-adviser. Teachers Advisors, LLC (“Teachers Advisors”) serves as the investment adviser of each Acquiring Fund. Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors (collectively, the “Advisers”) are each wholly-owned subsidiaries of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The proposed Reorganizations are an outgrowth of Nuveen’s larger effort to integrate the investment teams responsible for asset allocation strategies across Nuveen, including the teams that manage the Target Funds and the Acquiring Funds. In light of the combination of investment teams, the Advisers determined that maintaining similar asset allocation funds would be inefficient and confusing to the marketplace, and therefore proposed that the Target Funds be reorganized into the Acquiring Funds.

The proposed Reorganizations will allow shareholders of the Target Funds to continue their investment in an asset allocation fund with similar investment objectives and strategies and with historical performance over the past five years that is generally superior for most periods. In addition, shareholders of the Target Funds are expected to recognize cost savings as a result of the Acquiring Funds’ lower total annual operating expenses. In addition to considering the benefits to shareholders expected to result from the Reorganizations, the Board of Directors of the Target Corporation considered that Nuveen may realize certain efficiencies by no longer providing certain services to the Target Funds. See “Approval of the Proposed Reorganizations by the Board of Directors of the Target Corporation.”

The Reorganizations

This Proxy Statement/Prospectus is being furnished to shareholders of each Target Fund in connection with the proposed combination of each Target Fund into the corresponding Acquiring Fund pursuant to the terms and conditions of the Agreement and Plan of Reorganization to be entered into by (i) the Target Corporation, on behalf of each Target Fund, (ii) the Acquiring Trust, on behalf of each Acquiring Fund, (iii) Nuveen Fund Advisors and (iv) Teachers Advisors (the “Agreement”).

The Agreement provides for (i) the transfer of all the assets of each Target Fund to the corresponding Acquiring Fund in exchange solely for Retail Class and Advisor Class shares of beneficial interest, par value $0.0001 per share, of the applicable Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution of (x) Retail Class shares of the Acquiring Fund to the holders of Class A, Class C and Class R3 shares of the Target Fund and (y) Advisor Class shares of the Acquiring Fund to the holders of Class I shares of the Target Fund, in complete liquidation and termination of the Target Fund.

If shareholders of a Target Fund approve the applicable Reorganization and it is completed, shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund. The Board of Directors of the Target Corporation has determined that each Reorganization is in the best interests of the applicable Target Fund and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board of Directors of the Target Corporation unanimously approved each Reorganization and the Agreement at a meeting held on December 13, 2018. The Board of Directors of the Target Corporation recommends a vote “FOR” each Reorganization. Each Reorganization and the Agreement was also unanimously approved by the Board of Trustees of the Acquiring Trust at a meeting held on December 4, 2018.

Nuveen will bear the direct costs of each Reorganization, which are estimated to be approximately $280,000, $312,300, $293,500 and $280,400 for the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund, respectively, whether or not each Reorganization is approved or completed. Prior to each Reorganization, each Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the corresponding Acquiring Fund, and each Target Fund will bear the transaction costs associated with its portfolio repositioning. However, such costs are expected to be minimal, as the shares of the underlying funds in which the Target Funds and the Acquiring Funds invest are not subject to commissions or other sales charges when purchased or redeemed. If the portfolio repositionings had taken place as of November 30, 2018, it is estimated that the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund would have incurred transaction costs of $633, $1,907, $1,517 and $877, respectively, in each case less than $0.01 per share of the applicable Target Fund, in connection with closing out certain futures contracts held by each Target Fund.

The Board of Directors of the Target Corporation is asking shareholders of each Target Fund to approve the applicable Reorganization at the Special Meeting to be held on April 30, 2019. Approval of a Reorganization requires the affirmative vote of the holders of a majority of the total number of the applicable Target Fund’s shares outstanding and entitled to vote, voting as a single class. See “Voting Information and Requirements.”

If shareholders of a Target Fund approve the applicable Reorganization, it is expected that the Reorganization will occur at the close of business on June 14, 2019, or such other date as agreed to by the parties (each closing date referred to herein as the “Closing Date”). If a Reorganization is not approved, the Board of Directors of the Target Corporation will take such action as it deems to be in the best interests of the applicable Target Fund, including continuing to operate the Target Fund as a stand-alone fund, liquidating the Target Fund or such other options as the Board of Directors of the Target Corporation may consider. The Closing Date may be delayed and a Reorganization may be abandoned at any time by the mutual agreement of the parties. In addition, either a Target Fund or an Acquiring Fund may, at its option, terminate the Agreement at or before the closing of the applicable Reorganization due to (i) a breach by any other party of any representation, warranty or agreement contained herein to be performed at or before the closing, if not cured within 30 days of notification to the breaching party and prior to the Closing Date, (ii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met or (iii) a determination by the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust that the consummation of the transactions contemplated by the Agreement is not in the best interests of its respective Fund.

Shareholders of each Target Fund shall approve each Reorganization individually. The Reorganization of each Target Fund into its corresponding Acquiring Fund is not contingent on the Reorganization of any (or all) other Target Fund into its corresponding Acquiring Fund.

Comparison of Investment Objectives and Principal Investment Strategies

Investment Objectives.

The Funds’ investment objectives are similar, as reflected in the table below.

Target Fund Investment Objective		Acquiring Fund Investment Objective

Nuveen Strategy Conservative Allocation Fund	To seek a high level of current income consistent with limited risk to capital.	To seek long-term total return, consisting of current income and capital appreciation.	TIAA-CREF Lifestyle Conservative Fund

Nuveen Strategy Balanced Allocation Fund	To seek both capital growth and current income.	To seek long-term total return, consisting of capital appreciation and current income.	TIAA-CREF Lifestyle Moderate Fund

Nuveen Strategy Growth Allocation Fund	To seek capital growth with a moderate level of current income.	To seek long-term growth of capital with some current income.	TIAA-CREF Lifestyle Growth Fund

Nuveen Strategy Aggressive Growth Allocation Fund	To seek a high level of capital growth.	To seek long-term growth of capital.	TIAA-CREF Lifestyle Aggressive Growth Fund

The investment objective of each Fund is non-fundamental, which means that it may be changed with approval of the Fund’s Board of Directors/Trustees, but without the approval of the Fund’s respective shareholders. Following completion of each Reorganization, each surviving fund will have the same non-fundamental investment objective as its corresponding Acquiring Fund.

Principal Investment Strategies.

The Funds’ principal investment strategies are similar. The Target Funds and the Acquiring Funds are structured as “funds of funds.” In pursuit of their investment objectives, the Target Funds invest primarily in other mutual funds advised by Nuveen Fund Advisors (“Nuveen Underlying Funds”), whereas the Acquiring Funds invest primarily in other mutual funds advised by Teachers Advisors (“TIAA-CREF Underlying Funds”). The tables below set forth each Fund’s principal investment strategies and target allocations as of December 31, 2018, for the Target Funds and as of June 30, 2018, for the Acquiring Funds. The Funds’ actual allocations may be adjusted within the allocation ranges set forth in the following tables to take advantage of current or expected market conditions.

Target Funds / Acquiring Funds

Principal Investment Strategy	Target Fund	Acquiring Fund
Overview	Nuveen Strategy Conservative Allocation Fund: The Fund seeks to achieve its investment objective by providing a high allocation to underlying funds that invest primarily in fixed-income securities, but also has a limited exposure to underlying funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time.	TIAA-CREF Lifestyle Conservative Fund: The Fund is designed for investors seeking long-term total return, consisting of current income and capital appreciation, through a relatively stable asset allocation strategy targeting a conservative risk-return profile.

	Nuveen Strategy Balanced Allocation Fund: The Fund seeks to achieve its objective by generally providing significant allocations both to underlying funds that invest primarily in equity securities and to underlying funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions.	TIAA-CREF Lifestyle Moderate Fund: The Fund is designed for investors seeking long-term total return, consisting of capital appreciation and current income, through a relatively stable asset allocation strategy targeting a moderate risk-return profile.

Principal Investment Strategy	Target Fund	Acquiring Fund

	Nuveen Strategy Growth Allocation Fund: The Fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with a limited exposure to underlying funds that invest primarily in fixed-income securities.	TIAA-CREF Lifestyle Growth Fund: The Fund is designed for investors seeking long-term growth of capital with some current income through a relatively stable asset allocation strategy targeting a growth-oriented risk-return profile.

	Nuveen Strategy Aggressive Growth Allocation Fund: The Fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on underlying funds that invest primarily in fixed-income securities.	TIAA-CREF Lifestyle Aggressive Growth Fund: The Fund is designed for investors seeking long-term growth of capital through a relatively stable asset allocation strategy targeting an aggressive growth risk-return profile.

		Nuveen Strategy Conservative Allocation Fund	TIAA-CREF Lifestyle Conservative Fund
Asset Allocation—Target (%) (Range (%))*	Equity	31% (10-55%)	40% (30-50%)
	Fixed Income	67% (30-90%)	60% (50-70%)
	Other Securities	2% (0-10%)**	0%^
	Cash Equivalents	0% (0-35%)+	0%^^

	Nuveen Strategy Balanced Allocation Fund	TIAA-CREF Lifestyle Moderate Fund
Equity	59% (30-75%)	60% (50-70%)
Fixed Income	38% (15-70%)	40% (30-50%)
Other Securities	3% (0-10%)**	0%^
Cash Equivalents	0% (0-35%)+	0%^^

	Nuveen Strategy Growth Allocation Fund	TIAA-CREF Lifestyle Growth Fund
Equity	74% (45-90%)	80% (70-90%)
Fixed Income	23% (0-55%)	20% (10-30%)
Other Securities	3% (0-10%)**	0%^
Cash Equivalents	0% (0-35%)+	0%^^

	Allocation	Nuveen Strategy Aggressive Growth Allocation Fund: Target (Range)	TIAA-CREF Lifestyle Aggressive Growth Fund: Target (Range)
Asset Allocation—Target (%) (Range (%))*	Equity	87% (55-100%)	100% (90-100%)
	Fixed Income	9% (0-45%)	0% (0-10%)
	Other Securities	4% (0-10%)**	0%^
	Cash Equivalents	0% (0-35%)+	0%^^

*

The figures preceding the parentheses are target allocations as disclosed in each Fund’s prospectus. The figures included in parentheses indicate the ranges within which actual allocations may vary around the target allocations, as disclosed in each Fund’s prospectus.

**

Includes exchange-traded funds (“ETFs”), closed-end investment companies, other non-money market investment companies not affiliated with the Target Fund, and securities that provide the Target Fund with exposure to the performance of commodities.

+	Defined as cash, money market funds, U.S. dollar-denominated high-quality money market instruments, and other short-term securities.
^

The Acquiring Fund may invest in ETFs and exchange-traded notes to gain exposure to various market sectors or securities in order to effect its asset allocation strategy and/or for cash management, hedging, or defensive purposes. Also, the Acquiring Fund may invest in derivatives and other similar financial instruments, such as equity swaps and equity-linked fixed-income securities.

^^	The Acquiring Fund may, for temporary defensive purposes, invest all of its assets in cash and money market instruments.

The Target Funds invest primarily in Nuveen Underlying Funds, whereas the Acquiring Funds invest primarily in TIAA-CREF Underlying Funds. The table below lists the Nuveen Underlying Funds in which the Target Funds may invest as of December 31, 2018, and the TIAA-CREF Underlying Funds in which the Acquiring Funds may invest as of October 1, 2018, respectively:

Target Funds’ Underlying Funds	Acquiring Funds’ Underlying Funds

Equity Funds

Nuveen Dividend Value Fund

Nuveen Global Infrastructure Fund

Nuveen International Growth Fund

Nuveen Large Cap Core Fund

Nuveen Large Cap Growth Fund

Nuveen Large Cap Select Fund

Nuveen Large Cap Value Fund

Nuveen Mid Cap Growth Opportunities Fund

Nuveen Mid Cap Value Fund

Nuveen NWQ International Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen Real Asset Income Fund

Nuveen Real Estate Securities Fund

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Santa Barbara Global Dividend Growth Fund

Equity Funds

TIAA-CREF Emerging Markets Equity Fund

TIAA-CREF Growth & Income Fund

TIAA-CREF International Equity Fund

TIAA-CREF International Opportunities Fund

TIAA-CREF Large-Cap Growth Fund

TIAA-CREF Large-Cap Value Fund

TIAA-CREF Quant International Equity Fund

TIAA-CREF Quant International Small-Cap Equity Fund

TIAA-CREF Quant Large-Cap Growth Fund

TIAA-CREF Quant Large-Cap Value Fund

TIAA-CREF Quant Small-Cap Equity Fund

TIAA-CREF Quant Small/Mid-Cap Equity Fund

Fixed Income Funds

TIAA-CREF Bond Fund

TIAA-CREF Bond Plus Fund

TIAA-CREF High-Yield Fund

Target Funds’ Underlying Funds	Acquiring Funds’ Underlying Funds

Nuveen Santa Barbara International Dividend Growth Fund

Nuveen Small Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Nuveen Small Cap Value Fund

Nuveen Winslow Large-Cap Growth Fund

Fixed-Income Funds

Nuveen All-American Municipal Bond Fund

Nuveen Core Bond Fund

Nuveen Core Plus Bond Fund

Nuveen High Income Bond Fund

Nuveen High Yield Municipal Bond Fund

Nuveen Inflation Protected Securities Fund

Nuveen NWQ Flexible Income Fund

Nuveen Preferred Securities and Income Fund

Nuveen Short Term Bond Fund

Nuveen Symphony Credit Opportunities Fund

Nuveen Strategic Income Fund

Commodity Strategy Fund

Nuveen Gresham Diversified Commodity Strategy Fund

TIAA-CREF International Bond Fund TIAA-CREF Money Market Fund TIAA-CREF Short-Term Bond Fund

Prior to the closing of the Reorganizations, each Target Fund is expected to reposition its portfolio from Nuveen Underlying Funds to TIAA-CREF Underlying Funds held by the Acquiring Funds. Accordingly, in connection with its approval of the Reorganizations, the Board of Directors of the Target Corporation also approved investment policy changes permitting the Target Funds to invest in TIAA-CREF Underlying Funds in excess of the limits set forth in the 1940 Act. In anticipation of the Reorganizations, in the Target Funds’ prospectus, the list of underlying funds in which the Target Funds may invest has been adjusted to list the TIAA-CREF Underlying Funds. See the Target Funds’ prospectus dated December 31, 2018, as supplemented.

Fundamental Investment Restrictions

A Fund’s fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting shares. For this purpose, a majority of a Fund’s outstanding voting shares means the lesser vote of (1) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Although there are minor differences in how the Target Funds and Acquiring Funds articulate their fundamental investment restrictions, these differences are not material, and the Funds’ fundamental investment restrictions are substantively the same.

Purchase, Redemption and Exchange of Shares

The table below contains information about purchasing, redeeming and exchanging shares of a Target Fund or shares of an Acquiring Fund, respectively. Any eligibility requirements, investment minimums and other requirements detailed in the chart below are waived as applied to the Reorganizations. The Acquiring Fund limits and minimums will apply going forward.

	Target Fund	Acquiring Fund
Share classes involved in the Reorganizations	Class A, Class C and Class R3	g Retail Class
	Class I	g Advisor Class

Purchase of shares and eligibility

Class A and Class C shares may be purchased by any investor through a financial advisor or other financial intermediary.

Class R3 shares may be purchased only by retirement plans through a financial advisor or other financial intermediary or directly from the Fund.

Retail Class shares are available for purchase through certain financial intermediaries or from the Acquiring Fund directly.
	Class I shares may be purchased only through fee-based programs and certain retirement plans, and by other limited categories of investors, through a financial advisor or other financial intermediary or directly from the Fund.	Advisor Class shares are available for purchase through certain financial intermediaries, employee benefit plans and insurance company separate accounts.
Investment minimum

Class A and Class C shares: $3,000, except as follows:

•  $2,500 for traditional/Roth individual retirement accounts (“IRAs”)

•  $2,000 for Coverdell Education Savings Accounts

•  $250 for accounts opened through fee-based programs

•  No minimum for retirement plans

Except for retirement plans, subsequent investments for Class A and Class C shares must be at least $100.

Class R3 shares: There are no minimum initial or subsequent investment requirements.

The minimum initial investment for Retail Class shares: $2,000 per Fund account for Traditional IRA, Roth IRA and Coverdell accounts and $2,500 for all other account types. Subsequent investments for all account types must be at least $100.

	Target Fund	Acquiring Fund

Class I shares: $100,000, except as follows:

•  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level)

•  No minimum for eligible retirement plans and certain other categories of eligible investors

Advisor Class shares: There are no minimum initial or subsequent investment requirements.
Redemptions	All share classes may be redeemed on any day the New York Stock Exchange (“NYSE”) is open for business. Shareholders may sell shares, subject to any applicable sales charge, through a financial advisor or directly to a Target Fund by mail, over the internet, or by telephone.	All share classes may be redeemed on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to any applicable restrictions imposed by a financial intermediary or employee benefit plan, by mail, over the internet, by telephone, or (for shareholders holding at least $5,000 of Retail Class shares) by TIAA’s systematic redemption plan. For shareholders holding Advisor Class shares through an employee benefit plan, a redemption can be part of an exchange into (i) another TIAA-CREF Fund available through the employee benefit plan, or (ii) another account or IRA.

	Target Fund	Acquiring Fund
Exchanges	Shareholders may exchange shares into an identically registered account for the same class of another Nuveen mutual fund for which they are eligible to invest on any day that the NYSE is open for business, subject to minimum purchase requirements of the new fund and certain other limitations as set forth in the prospectus. Shareholders may also, under limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable contingent deferred sales charge (“CDSC”). If your Target Fund shares are subject to a CDSC (which may be the case for purchases of Class A shares of $1 million or more that were not subject to a front-end sales load or Class C shares), that CDSC will not be imposed in connection with the Reorganization and the corresponding Acquiring Fund shares you receive in the Reorganization will not be subject to a CDSC upon redemption.	Shareholders may exchange shares for another series of the Acquiring Trust for which they are eligible on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to certain limitations as set forth in the prospectus.
Low Balance Fees	Class A shares, Class C shares and Class I shares (but not Class R3 shares) of each Target Fund held directly with the Fund in the following types of accounts with balances under $1,000 are subject to an annual low balance account fee of $15: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act or Uniform Gifts to Minors Act.

Retail Class shares (but not Advisor Class shares) of each Acquiring Fund held through certain types of accounts, including IRAs and Coverdell Education Savings Accounts, are subject to an annual account maintenance fee of $15 on accounts with balances under $2,000.

Upon the completion of a Reorganization, shareholders of the Target Fund will have the right to exchange shares of the Acquiring Fund received in the Reorganization for shares of the same class of other funds in the Acquiring Trust. However, Target Fund shareholders will not have the right to exchange their shares back into other Nuveen mutual funds. In addition, in the event that a Target Fund shareholder holds shares of another Nuveen mutual fund, Acquiring Fund shares will not be applicable for purposes of rights of accumulation or letters of intent with respect to such funds. The rights, privileges and shareholder services for share classes of the Acquiring Funds will not otherwise change in connection with the Reorganizations. See “Further Comparison of the Funds—Distributions.”

Material Federal Income Tax Consequences of the Reorganizations

As a condition to closing each Reorganization, each Target Fund and each Acquiring Fund will receive an opinion from Dechert LLP, subject to certain representations, assumptions and conditions, substantially to the effect that each Reorganization will qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that no Target Fund and no Acquiring Fund will recognize any gain or loss for federal income tax purposes as a direct result of each Reorganization. However, prior to the close of regular trading on the NYSE on the applicable Closing Date, each Target Fund will declare a distribution of all its net investment income and net capital gains, if any. All or a portion of such a distribution may be taxable to shareholders of each Target Fund for federal income tax purposes.

Prior to the Closing Date of each Reorganization, each Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the corresponding Acquiring Fund.

The repositioning of each Target Fund’s portfolio may result in increased distributions of capital gains (long-term and short-term). If these repositionings had occurred as of November 30, 2018, it is estimated that they would have resulted in capital gains of approximately $2.5 million, $18.6 million, $10.8 million and $5.9 million, respectively, and which would result in capital gains distributions of $0.40, $1.05, $1.18 and $1.48 per share, respectively, for Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund.

For a more detailed discussion of the federal income tax consequences of the Reorganizations, please see “The Proposed Reorganizations—Material Federal Income Tax Consequences.”

Risk Factors

In evaluating a Reorganization, you should consider carefully the risks of the Acquiring Fund to which you will be subject if the Reorganization is approved and completed. The Acquiring Fund is exposed to the risks of the TIAA-CREF Underlying Funds in which it invests in direct proportion to the amount of assets the Acquiring Fund allocates to each TIAA-CREF Underlying Fund. Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Because of these and other risks, you should consider an investment in the Acquiring Fund to be a long-term investment. An investment in the Acquiring Fund may not be appropriate for all shareholders. For a complete description of the risks of an investment in the Acquiring Fund, see the section in the Acquiring Fund’s prospectus entitled “Principal Investment Risks.”

Although an investment in a Target Fund is subject to many of the same principal risks as an investment in the corresponding Acquiring Fund (e.g., asset allocation risk, active management risk and underlying funds risks), there are certain differences in principal risks between the Funds as set forth in the table below. The Target Funds include the following principal risks that are not included as principal risks of the Acquiring Funds: commodities risk, credit spread risk, and municipal securities risk. The below chart should be read in connection with the narrative description of each Fund’s principal risks set forth below the chart.

Principal Investment Risks	Each Target Fund		Each Acquiring Fund
Allocation Risk / Asset Allocation Risk	X		X
Active Management Risk	X		X
Derivatives Risk(1)	X		X
Commodities Risk	X
Cybersecurity Risk(3)	X		X
Fund of Funds Risk / Risks Associated with the Underlying Funds	X		X

Underlying Funds Risks:
Issuer Risk / Credit Risk	X		X
Interest Rate Risk	X		X
Income Risk / Income Volatility Risk	X		X
Call Risk	X		X
Extension Risk	X	(2)	X
Market Risk / Equity Security Risk	X		X
Foreign Investment Risk / Non-U.S./Emerging Markets Risk / Currency Risk	X		X
Bond Market Liquidity Risk / Valuation Risk(3)	X		X
Credit Spread Risk	X
High Yield Securities Risk(3)	X		X
Municipal Securities Risk	X
Smaller Company Risk(3)	X		X

(1)	See discussion of derivatives risk in the section entitled “Additional information on investment strategies and risks of the Funds and Underlying Funds” of the Acquiring Funds’ prospectus.
(2)	Extension Risk for the Target Funds is incorporated in each Target Fund’s Interest Rate Risk disclosure.
(3)	The Acquiring Fund discloses this risk as a non-principal risk.

The following list contains descriptions of the principal investment risks for the Target Funds as those descriptions appear in the summary prospectus:

Allocation Risk—The Fund’s ability to achieve its investment objectives depends upon the sub-adviser’s skill in determining the Fund’s allocation to different underlying funds. There is the risk that the sub-adviser’s evaluations and assumptions used in making such allocations may be incorrect.

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund or an underlying fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund or an underlying fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund or an underlying fund to the creditworthiness of the central counterparty.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile. In addition, certain underlying funds invest in commodity-linked derivative instruments. Such instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information) or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Risks Associated with the Underlying Funds—Because the Fund’s assets are invested primarily in shares of the underlying funds, the Fund’s investment performance and risks are directly related to the investment performance and risks of the underlying funds. There is no guarantee that the underlying funds will achieve their respective investment objectives. The risks of the underlying funds are listed alphabetically below. Certain underlying funds are subject to additional principal risks, which are described in the Fund’s prospectus under “How We Manage Your Money—What the Risks Are.”

–

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

–

Interest Rate Risk—Interest rate risk is the risk that the value of an underlying fund’s portfolio will decline because of rising interest rates. An underlying fund may be subject to a greater risk of rising interest rates than would normally be the case due to the possibility that the current period of historically low rates may be ending and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

–	Income Risk—An underlying fund’s income could decline during periods of falling interest rates or when the underlying fund experiences defaults on debt securities it holds.

–

Call Risk—If, during periods of falling interest rates, an issuer calls higher-yielding debt instruments held by an underlying fund, an underlying fund may have to reinvest in securities with lower yields, which may adversely impact the Fund’s performance.

–

Equity Security Risk—Equity securities in an underlying fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry or sector of the market. From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the underlying fund more vulnerable to adverse developments affecting such sectors or industries.

–

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries as such countries may have a higher degree of economic instability, unsettled securities laws and inconsistent regulatory systems.

–

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of an underlying fund’s portfolio.

–

Bond Market Liquidity Risk—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed-income markets in which an underlying fund invests, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of bonds, which may further decrease an underlying fund’s ability to buy or sell bonds. As a result of this decreased liquidity, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on performance. If an underlying fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.

–

Valuation Risk—The debt securities in which an underlying fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that an underlying fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the underlying fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if an underlying fund were to change pricing services, or if an underlying fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the underlying fund’s net asset value.

–

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of an underlying fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

–

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund and the underlying funds. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

–

Municipal Securities Risk—The value of an underlying fund that invests primarily in municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of an underlying fund may be more dependent on the analytical abilities of the Fund’s sub-adviser than funds that invest in stock or other corporate investments.

–

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

The following list contains descriptions of the principal investment risks for the Acquiring Funds as those descriptions appear in the summary prospectus:

Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of TIAA-CREF Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or a TIAA-CREF Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the TIAA-CREF Underlying Funds to achieve their investment objectives. There can be no guarantee that any TIAA-CREF Underlying Fund will achieve its investment objective.

TIAA-CREF Underlying Funds Risks—The Fund is exposed to the risks of the TIAA-CREF Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each TIAA-CREF Underlying Fund.

•	Fixed-Income Funds:

–	Credit Risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by the Fund when due;

–	Interest Rate Risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect the Fund’s income or the value of its holdings;

–

Income Volatility Risk—The risk that the level of current income from the Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

–	Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income;

–

Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available; and

•	Equity Funds:

–

Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

–

Issuer Risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

–

Foreign Investment Risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

Further Comparison of the Funds

Fees and Expenses

The tables below provide information about the fees and expenses attributable to each class of shares of the Funds (excluding classes not implicated by the Reorganizations) and the pro forma fees and expenses of the Acquiring Funds following each Reorganization. Shareholder fees reflect the fees currently in effect for each Fund. Annual fund operating expenses reflect the actual expenses of the Target Funds for their fiscal years ended August 31, 2018, and the actual expenses of the Acquiring Funds for the six months ended November 30, 2018, annualized. The Acquiring Fund pro forma fees and expenses for each Fund are based on the amounts shown in the table, assuming the Reorganizations occurred as of November 30, 2018.

Nuveen Strategy Conservative Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Conservative Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Strategy Conservative Allocation Fund		TIAA-CREF Lifestyle Conservative Fund		TIAA-CREF Lifestyle Conservative Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	5.75%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to certain types of accounts under $2,000 held with the Acquiring Fund. Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for a the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Strategy Conservative Allocation Fund		TIAA-CREF Lifestyle Conservative Fund		TIAA-CREF Lifestyle Conservative Fund Pro Forma
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.26%		0.11%		0.09%
Class C / Retail Class	0.26%		0.11%		0.09%
Class R3 / Retail Class	0.26%		0.11%		0.09%
Class I / Advisor Class	0.26%		0.15%		0.17%
Acquired Fund Fees and Expenses(1)	0.57%		0.36%		0.36%
Total Annual Fund Operating Expenses
Class A / Retail Class	1.18%		0.82%		0.80%
Class C / Retail Class	1.93%		0.82%		0.80%
Class R3 / Retail Class	1.43%		0.82%		0.80%
Class I / Advisor Class	0.93%		0.61%		0.63%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.11	)%(2)	(0.09	)%(3)	(0.08	)%(3)
Class C / Retail Class	(0.11	)%(2)	(0.09	)%(3)	(0.08	)%(3)
Class R3 / Retail Class	(0.11	)%(2)	(0.09	)%(3)	(0.08	)%(3)
Class I / Advisor Class	(0.11	)%(2)	(0.10	)%(3)	(0.08	)%(3)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	1.07%		0.73%		0.72%
Class C / Retail Class	1.82%		0.73%		0.72%
Class R3 / Retail Class	1.32%		0.73%		0.72%
Class I / Advisor Class	0.82%		0.51%		0.55%

(1)

“Acquired Fund Fees and Expenses” are the Acquiring Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Acquiring Fund shareholders. Instead, Acquiring Fund shareholders bear these expenses indirectly because they reduce Acquiring Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Acquiring Fund’s operating expenses here will not correlate with the expenses included in the financial highlights in the Acquiring Fund’s prospectus and annual report.

(2)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(3)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.49% of average daily net assets for Retail Class shares and (ii) 0.25% of average daily net assets for Advisor Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Nuveen Strategy Balanced Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Moderate Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Strategy Balanced Allocation Fund		TIAA-CREF Lifestyle Moderate Fund		TIAA-CREF Lifestyle Moderate Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	5.75%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to certain types of accounts under $2,000 held with the Acquiring Fund. Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for a the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Strategy Balanced Allocation Fund		TIAA-CREF Lifestyle Moderate Fund		TIAA-CREF Lifestyle Moderate Fund Pro Forma
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.21%		0.09%		0.06%
Class C / Retail Class	0.21%		0.09%		0.06%
Class R3 / Retail Class	0.21%		0.09%		0.06%
Class I / Advisor Class	0.21%		0.22%		0.18%
Acquired Fund Fees and Expenses(1)	0.64%		0.39%		0.39%
Total Annual Fund Operating Expenses
Class A / Retail Class	1.20%		0.83%		0.80%
Class C / Retail Class	1.95%		0.83%		0.80%
Class R3 / Retail Class	1.45%		0.83%		0.80%
Class I / Advisor Class	0.95%		0.71%		0.67%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.06	)%(2)	(0.07	)%(3)	(0.04	)%(3)
Class C / Retail Class	(0.06	)%(2)	(0.07	)%(3)	(0.04	)%(3)
Class R3 / Retail Class	(0.06	)%(2)	(0.07	)%(3)	(0.04	)%(3)
Class I / Advisor Class	(0.06	)%(2)	(0.07	)%(3)	(0.05	)%(3)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	1.14%		0.76%		0.76%
Class C / Retail Class	1.89%		0.76%		0.76%
Class R3 / Retail Class	1.39%		0.76%		0.76%
Class I / Advisor Class	0.89%		0.64%		0.62%

(1)

“Acquired Fund Fees and Expenses” are the Acquiring Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Acquiring Fund shareholders. Instead, Acquiring Fund shareholders bear these expenses indirectly because they reduce Acquiring Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Acquiring Fund’s operating expenses here will not correlate with the expenses included in the financial highlights in the Acquiring Fund’s prospectus and annual report.

(2)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(3)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.49% of average daily net assets for Retail Class shares and (ii) 0.25% of average daily net assets for Advisor Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Nuveen Strategy Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Growth Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Strategy Growth Allocation Fund		TIAA-CREF Lifestyle Growth Fund		TIAA-CREF Lifestyle Growth Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	5.75%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to certain types of accounts under $2,000 held with the Acquiring Fund. Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for a the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Strategy Growth Allocation Fund		TIAA-CREF Lifestyle Growth Fund		TIAA-CREF Lifestyle Growth Fund Pro Forma
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.26%		0.16%		0.10%
Class C / Retail Class	0.26%		0.16%		0.10%
Class R3 / Retail Class	0.26%		0.16%		0.10%
Class I / Advisor Class	0.26%		0.18%		0.18%
Acquired Fund Fees and Expenses(1)	0.69%		0.42%		0.42%
Total Annual Fund Operating Expenses
Class A / Retail Class	1.30%		0.93%		0.87%
Class C / Retail Class	2.05%		0.93%		0.87%
Class R3 / Retail Class	1.55%		0.93%		0.87%
Class I / Advisor Class	1.05%		0.70%		0.70%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.11	)%(2)	(0.13	)%(3)	(0.08	)%(3)
Class C / Retail Class	(0.11	)%(2)	(0.13	)%(3)	(0.08	)%(3)
Class R3 / Retail Class	(0.11	)%(2)	(0.13	)%(3)	(0.08	)%(3)
Class I / Advisor Class	(0.11	)%(2)	(0.13	)%(3)	(0.08	)%(3)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	1.19%		0.80%		0.79%
Class C / Retail Class	1.94%		0.80%		0.79%
Class R3 / Retail Class	1.44%		0.80%		0.79%
Class I / Advisor Class	0.94%		0.57%		0.62%

(1)

“Acquired Fund Fees and Expenses” are the Acquiring Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Acquiring Fund shareholders. Instead, Acquiring Fund shareholders bear these expenses indirectly because they reduce Acquiring Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Acquiring Fund’s operating expenses here will not correlate with the expenses included in the financial highlights in the Acquiring Fund’s prospectus and annual report.

(2)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(3)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.49% of average daily net assets for Retail Class shares and (ii) 0.25% of average daily net assets for Advisor Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Nuveen Strategy Aggressive Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Aggressive Growth Fund (Acquiring Fund)

Shareholder Fees

(fees paid directly from your investment)

	Nuveen Strategy Aggressive Growth Allocation Fund		TIAA-CREF Lifestyle Aggressive Growth Fund		TIAA-CREF Lifestyle Aggressive Growth Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A / Retail Class	5.75%		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)
Class A / Retail Class	None		None		None
Class C / Retail Class	1.00%		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Redemption or Exchange Fee
Class A / Retail Class	None		None		None
Class C / Retail Class	None		None		None
Class R3 / Retail Class	None		None		None
Class I / Advisor Class	None		None		None
Annual Low Balance Account Fee
Class A / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class C / Retail Class	$15	(1)	$15	(2)	$15	(2)
Class R3 / Retail Class	None		$15	(2)	$15	(2)
Class I / Advisor Class	$15	(1)	None		None

(1)

Fee applies to the following types of accounts under $1,000 held directly with the Target Fund: IRAs, Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

(2)

Fee applies to certain types of accounts under $2,000 held with the Acquiring Fund. Fee applies to Retail Class accounts (retirement and non-retirement) under $2,000 held with the Acquiring Fund, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of Retail Class accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-employee benefit plan assets held in accounts for a the Fund or another series of the TIAA-CREF Funds of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Nuveen Strategy Aggressive Growth Allocation Fund		TIAA-CREF Lifestyle Aggressive Growth Fund		TIAA-CREF Lifestyle Aggressive Growth Fund Pro Forma
Management Fees	0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees
Class A / Retail Class	0.25%		0.25%		0.25%
Class C / Retail Class	1.00%		0.25%		0.25%
Class R3 / Retail Class	0.50%		0.25%		0.25%
Class I / Advisor Class	0.00%		0.00%		0.00%
Other Expenses
Class A / Retail Class	0.34%		0.22%		0.15%
Class C / Retail Class	0.34%		0.22%		0.15%
Class R3 / Retail Class	0.34%		0.22%		0.15%
Class I / Advisor Class	0.34%		0.29%		0.24%
Acquired Fund Fees and Expenses(1)	0.70%		0.44%		0.44%
Total Annual Fund Operating Expenses
Class A / Retail Class	1.39%		1.01%		0.94%
Class C / Retail Class	2.14%		1.01%		0.94%
Class R3 / Retail Class	1.64%		1.01%		0.94%
Class I / Advisor Class	1.14%		0.83%		0.78%
Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	(0.19	)%(2)	(0.16	)%(3)	(0.12	)%(3)
Class C / Retail Class	(0.19	)%(2)	(0.16	)%(3)	(0.12	)%(3)
Class R3 / Retail Class	(0.19	)%(2)	(0.16	)%(3)	(0.12	)%(3)
Class I / Advisor Class	(0.19	)%(2)	(0.16	)%(3)	(0.11	)%(3)
Total Annual Fund Operating Expenses – After Fee Waivers and/or Expense Reimbursements
Class A / Retail Class	1.20%		0.85%		0.82%
Class C / Retail Class	1.95%		0.85%		0.82%
Class R3 / Retail Class	1.45%		0.85%		0.82%
Class I / Advisor Class	0.95%		0.67%		0.67%

(1)

“Acquired Fund Fees and Expenses” are the Acquiring Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Acquiring Fund shareholders. Instead, Acquiring Fund shareholders bear these expenses indirectly because they reduce Acquiring Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Acquiring Fund’s operating expenses here will not correlate with the expenses included in the financial highlights in the Acquiring Fund’s prospectus and annual report.

(2)

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Target Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Target Corporation.

(3)

Under the Acquiring Fund’s expense reimbursement arrangements, Teachers Advisors, the Acquiring Fund’s investment adviser, has contractually agreed to reimburse the Acquiring Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) that exceed (i) 0.49% of average daily net assets for Retail Class shares and (ii) 0.25% of average daily net assets for Advisor Class shares of the Acquiring Fund. This expense reimbursement arrangement will continue through at least September 30, 2020, unless changed with approval of the Board of Trustees of the Acquiring Trust.

Examples

The examples below are intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in each Acquiring Fund following the Reorganizations. The examples assume you invest $10,000 in a Fund for the time periods indicated (based on information in the tables above) and then redeem your shares at the end of a period. The examples assume that your investment has a 5% return each year and that a Fund’s expenses remain at the level shown in the table above. For presentation purposes, the examples below assume the Reorganizations are effective as of July 1, 2019, the first day of the month following the expected Closing of the Reorganizations. These amounts are estimated; actual operating expenses will vary based on asset size and other factors.

The examples below assume that you sell your shares at the end of a period, but the estimated costs are the same if you do not sell your shares at the end of a period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen Strategy Conservative Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Conservative Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$678	$917	$1,176	$1,914
Class C	$185	$595	$1,031	$2,244
Class R3	$134	$441	$770	$1,703
Acquiring Fund
Retail Class	$75	$250	$444	$1,003
Retail Class Pro Forma	$74	$245	$434	$980

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$84	$285	$503	$1,132
Acquiring Fund
Advisor Class	$52	$183	$328	$750
Advisor Class Pro Forma	$56	$192	$341	$777

Nuveen Strategy Balanced Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Moderate Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$685	$928	$1,191	$1,940
Class C	$192	$606	$1,046	$2,270
Class R3	$142	$452	$786	$1,730
Acquiring Fund
Retail Class	$78	$256	$452	$1,017
Retail Class Pro Forma	$78	$250	$439	$985

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$91	$296	$519	$1,160
Acquiring Fund
Advisor Class	$65	$218	$386	$874
Advisor Class Pro Forma	$63	$208	$367	$829

Nuveen Strategy Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Growth Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$689	$952	$1,236	$2,043
Class C	$197	$631	$1,092	$2,370
Class R3	$147	$478	$833	$1,835
Acquiring Fund
Retail Class	$82	$280	$499	$1,128
Retail Class Pro Forma	$81	$267	$472	$1,063

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$96	$322	$568	$1,272
Acquiring Fund
Advisor Class	$58	$207	$373	$855
Advisor Class Pro Forma	$63	$214	$380	$861

Nuveen Strategy Aggressive Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Aggressive Growth Fund (Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$690	$971	$1,273	$2,131
Class C	$198	$650	$1,130	$2,456
Class R3	$148	$497	$872	$1,926
Acquiring Fund
Retail Class	$87	$302	$538	$1,218
Retail Class Pro Forma	$84	$285	$505	$1,141

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class I	$97	$342	$608	$1,368
Acquiring Fund
Advisor Class	$68	$245	$441	$1,007
Advisor Class Pro Forma	$68	$235	$420	$953

Performance Information

The total returns of each Fund for the periods ended December 31, 2018, based on historical fees and expenses for each period, are set forth in the bar charts and tables below.

Information provided in the bar charts below shows annual total returns for each full calendar year during the ten-year period ended December 31, 2018, with respect to each Target Fund’s Class A shares and annual total returns for each full calendar year during the seven-year period ended December 31, 2018, for each Acquiring Fund’s Retail Class shares. The performance of the Funds’ other share classes will differ due to their different expense structures. The Target Funds’ bar charts and the highest/lowest quarterly return information that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown. The Acquiring Funds do not assess sales charges.

The tables below illustrate average annual total returns for the one-year, five-year and ten-year periods ended December 31, 2018, for Class A, Class C, Class R3 and Class I shares of each Target Fund and for the one-year, five-year and since inception periods ended December 31, 2018, for Institutional Class, Advisor Class and Retail Class shares of each Acquiring Fund. The performance shown for each Acquiring Fund’s Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class, which will not be issued in connection with the Reorganizations. The tables also show how each Fund’s performance compares with the returns of a broad-based securities market index and (i) for the Target Funds, an average of the annualized returns for all reporting funds tracked by Lipper in the applicable Lipper category, and (ii) for the Acquiring Funds, a composite index based on the Acquiring Fund’s target allocations. This information is intended to help you assess the variability of Fund returns (and, consequently, the potential risks of a Fund investment).

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for one class of shares of each Fund only; after-tax returns for other share classes will vary. Returns for market indices do not include operating expenses, which are deducted from Fund returns, or taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts, such as IRAs or employer-sponsored retirement plans; but such investors generally are subject to tax on withdrawals from such accounts.

Both the bar charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers and operating expense limitations, if any, in effect during the periods presented. If any such fee waivers and expense limitations were not in place, performance would be reduced.

A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Target Funds is available at www.nuveen.com/performance or by calling (800) 257-8787. Current performance information for the Acquiring Funds is available at www.tiaa.org or by calling (800) 842-2252.

Nuveen Strategy Conservative Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Conservative Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Class A shares were 15.86% and -6.92%, respectively, for the quarters ended June 30, 2009, and December 31, 2018.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	9/24/2001	-13.27%	0.17%	5.33%
Class A (return after taxes on distributions)		-13.50%	-0.97%	4.16%
Class A (return after taxes on distributions and sale of Fund shares)		-7.67%	-0.20%	3.85%
Class C (return before taxes)	9/24/2001	-8.69%	0.59%	5.14%
Class R3 (return before taxes)	10/1/1996	-8.21%	1.09%	5.67%
Class I (return before taxes)	9/24/2001	-7.63%	1.63%	6.21%
Morningstar Moderately Conservative Target Risk Index(1) (reflects no deduction for fees, expenses or taxes)		-2.87%	3.46%	6.26%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-4.11%	2.52%	6.05%

(1)

An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below average exposure to equity market risk and returns.

(2)	Represents the average annualized returns for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Category.

Acquiring Fund Retail Class Annual Total Returns

During the seven-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Retail Class shares were 6.60% and -6.28%, respectively, for the quarters ended March 31, 2012, and December 31, 2018.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years		Since Inception
Institutional Class (return before taxes)(1)	12/9/2011	-4.43%	3.47%		5.60%
Institutional Class (return after taxes on distributions)		-5.65%	2.23%		4.41%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-2.22%	2.29%		4.01%
Advisor Class (return before taxes)	12/4/2015	-4.62%	3.43	%(2)	5.57	%(2)
Retail Class (return before taxes)	12/9/2011	-4.77%	3.18%		5.29%
Morningstar Moderately Conservative Target Risk Index (reflects no deductions for fees, expenses or taxes)		-2.87%	3.46%		5.09	%(3)
Lifestyle Conservative Fund Composite Index(4) (reflects no deductions for fees, expenses or taxes)		-2.76%	3.65%		5.21	%(3)

(1)

The Institutional Class is not involved in the Reorganization, but is included in the chart in order to present (i) return after taxes on distributions and (ii) return after taxes on distributions and sale of Acquiring Fund shares.

(2)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class, which will not be issued in connection with the Reorganization. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

(3)	Performance is calculated from the inception date of the Institutional Class.
(4)

As of the close of business on December 31, 2018, the Lifestyle Conservative Fund Composite Index consisted of: 40% Bloomberg Barclays U.S. Aggregate Bond Index; 28% Russell 3000® Index; 20% Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index and 12% MSCI All Country World Index ex USA Investable Market Index. The Acquiring Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. For the composition of the composite benchmark prior to December 31, 2018, please refer to the “Additional information about the Funds’ composite indices” section of the Acquiring Fund’s prospectus.

Nuveen Strategy Balanced Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Moderate Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Class A shares were 16.66% and -11.09%, respectively, for the quarters ended June 30, 2009, and September 30, 2011.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	9/24/2001	-14.89%	0.86%	6.71%
Class A (return after taxes on distributions)		-16.00%	-0.97%	5.19%
Class A (return after taxes on distributions and sale of Fund shares)		-7.98%	0.34%	5.05%
Class C (return before taxes)	9/24/2001	-10.42%	1.27%	6.53%
Class R3 (return before taxes)	10/1/1996	-9.88%	1.81%	7.07%
Class I (return before taxes)	9/24/2001	-9.50%	2.29%	7.61%
Morningstar Moderate Target Risk Index(1) (reflects no deduction for fees, expenses or taxes)		-4.76%	4.08%	7.97%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-5.81%	3.18%	7.51%

(1)

An index that represents a portfolio of global equities, bonds and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed-income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

(2)	Represents the average annualized returns for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Category.

Acquiring Fund Retail Class Annual Total Returns

During the seven-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Retail Class shares were 9.27% and -9.62%, respectively, for the quarters ended March 31, 2012, and December 31, 2018.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years		Since Inception
Institutional Class (return before taxes)(1)	12/9/2011	-6.95%	4.12%		7.28%
Institutional Class (return after taxes on distributions)		-8.19%	2.79%		6.01%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-3.58%	2.83%		5.40%
Advisor Class (return before taxes)	12/4/2015	-7.00%	4.08	%(2)	7.25	%(2)
Retail Class (return before taxes)	12/9/2011	-7.28%	3.83%		6.97%
Morningstar Moderate Target Risk Index (reflects no deductions for fees, expenses or taxes)		-4.76%	4.08%		6.57	%(3)
Lifestyle Moderate Fund Composite Index(4) (reflects no deductions for fees, expenses or taxes)		-4.69%	4.61%		7.01	%(3)

(1)

The Institutional Class is not involved in the Reorganization, but is included in the chart in order to present (i) return after taxes on distributions and (ii) return after taxes on distributions and sale of Acquiring Fund shares.

(2)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class, which will not be issued in connection with the Reorganization. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

(3)	Performance is calculated from the inception date of the Institutional Class.
(4)

As of the close of business on December 31, 2018, the Lifestyle Moderate Fund Composite Index consisted of: 42% Russell 3000® Index; 40% Bloomberg Barclays U.S. Aggregate Bond Index and 18% MSCI All Country World Index ex USA Investable Market Index. The Acquiring Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. For the composition of the composite benchmark prior to December 31, 2018, please refer to the “Additional information about the Funds’ composite indices” section of the Acquiring Fund’s prospectus.

Nuveen Strategy Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Growth Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Class A shares were 16.83% and -13.34%, respectively, for the quarters ended June 30, 2009, and September 30, 2011.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	9/24/2001	-16.44%	1.48%	7.46%
Class A (return after taxes on distributions)		-17.37%	-0.02%	6.13%
Class A (return after taxes on distributions and sale of Fund shares)		-9.01%	0.92%	5.78%
Class C (return before taxes)	9/24/2001	-12.00%	1.94%	7.31%
Class R3 (return before taxes)	10/1/1996	-11.58%	2.44%	7.83%
Class I (return before taxes)	9/24/2001	-11.09%	2.95%	8.38%
Morningstar Moderately Aggressive Target Risk Index(1) (reflects no deduction for fees, expenses or taxes)		-6.74%	4.60%	9.48%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-6.81%	3.91%	8.75%

(1)

An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns.

(2)	Represents the average annualized returns for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Funds Category.

Acquiring Fund Retail Class Annual Total Returns

During the seven-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Retail Class shares were 11.77% and -12.90%, respectively, for the quarters ended March 31, 2012, and December 31, 2018.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years		Since Inception
Institutional Class (return before taxes)(1)	12/9/2011	-9.22%	4.42%		8.52%
Institutional Class (return after taxes on distributions)		-10.40%	3.20%		7.33%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-4.77%	3.21%		6.56%
Advisor Class (return before taxes)	12/4/2015	-9.21%	4.39	%(2)	8.50	%(2)
Retail Class (return before taxes)	12/9/2011	-9.47%	4.11%		8.20%
Morningstar Moderately Aggressive Target Risk Index (reflects no deductions for fees, expenses or taxes)		-6.74%	4.60%		7.97	%(3)
Lifestyle Growth Fund Composite Index(4) (reflects no deductions for fees, expenses or taxes)		-6.38%	5.20%		8.55	%(3)

(1)

The Institutional Class is not involved in the Reorganization, but is included in the chart in order to present (i) return after taxes on distributions and (ii) return after taxes on distributions and sale of Acquiring Fund shares.

(2)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class, which will not be issued in connection with the Reorganization. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

(3)	Performance is calculated from the inception date of the Institutional Class.
(4)

As of the close of business on December 31, 2018, the Lifestyle Growth Fund Composite Index consisted of: 56% Russell 3000® Index; 24% MSCI All Country World Index ex USA Investable Market Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index. The Acquiring Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. For the composition of the composite benchmark prior to December 31, 2018, please refer to the “Additional information about the Funds’ composite indices” section of the Acquiring Fund’s prospectus.

Nuveen Strategy Aggressive Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Aggressive Growth Fund (Acquiring Fund)

Target Fund Class A Annual Total Return

During the ten-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Class A shares were 17.32% and -16.18%, respectively, for the quarters ended June 30, 2009, and September 30, 2011.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Target Fund	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	9/24/2001	-19.32%	1.03%	7.63%
Class A (return after taxes on distributions)		-20.70%	-0.58%	6.51%
Class A (return after taxes on distributions and sale of Fund shares)		-10.42%	0.66%	6.07%
Class C (return before taxes)	9/24/2001	-15.11%	1.46%	7.46%
Class R3 (return before taxes)	10/1/1996	-14.66%	1.96%	8.00%
Class I (return before taxes)	9/24/2001	-14.22%	2.48%	8.53%
Morningstar Aggressive Target Risk Index(1) (reflects no deduction for fees, expenses or taxes)		-8.17%	5.01%	10.61%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average(2) (reflects no deduction for taxes or sales loads)		-9.79%	3.64%	9.37%

(1)

An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek above-average exposure to equity market risk and returns.

(2)	Represents the average annualized returns for all reporting funds in the Lipper Mixed-Asset Target Allocation Agressive Growth Funds Category.

Acquiring Fund Retail Class Annual Total Returns

During the seven-year period ended December 31, 2018, the Fund’s highest and lowest quarterly returns for Retail Class shares were 14.34% and -16.03%, respectively, for the quarters ended March 31, 2012, and December 31, 2018.

	Average Annual Total Returns for the Periods Ended December 31, 2018
Acquiring Fund	Inception Date	1 Year	5 Years		Since Inception
Institutional Class (return before taxes)(1)	12/9/2011	-11.18%	4.69%		9.75%
Institutional Class (return after taxes on distributions)		-12.33%	3.37%		8.48%
Institutional Class (return after taxes on distributions and sale of Fund shares)		-5.82%	3.48%		7.65%
Advisor Class (return before taxes)	12/4/2015	-11.17%	4.66	%(2)	9.73	%2)
Retail Class (return before taxes)	12/9/2011	-11.46%	4.35%		9.39%
Morningstar Aggressive Target Risk Index (reflects no deductions for fees, expenses or taxes)		-8.17%	5.01%		9.03	%(3)
Lifestyle Aggressive Growth Fund Composite Index(4) (reflects no deductions for fees, expenses or taxes)		-8.12%	5.74%		10.06	%(3)

(1)

The Institutional Class is not involved in the Reorganization, but is included in the chart in order to present (i) return after taxes on distributions and (ii) return after taxes on distributions and sale of Acquiring Fund shares.

(2)

The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Acquiring Fund’s Institutional Class, which will not be issued in connection with the Reorganization. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.

(3)	Performance is calculated from the inception date of the Institutional Class.
(4)

As of the close of business on December 31, 2018, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70% Russell 3000® Index and 30% MSCI All Country World Index ex USA Investable Market Index. The Acquiring Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. For the composition of the composite benchmark prior to December 31, 2018, please refer to the “Additional information about the Funds’ composite indices” section of the Acquiring Fund’s prospectus.

Portfolio Turnover

Each Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio) except that it does not pay transaction costs for buying and selling shares of the underlying funds. An underlying fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.

During their most recent fiscal years, respectively, the Funds had the following portfolio turnover rates:

Fund	Fiscal Year Ended	Rate
Nuveen Strategy Conservative Allocation Fund	8/31/2018	16%
TIAA-CREF Lifestyle Conservative Fund	5/31/2018	13%
Nuveen Strategy Balanced Allocation Fund	8/31/2018	12%
TIAA-CREF Lifestyle Moderate Fund	5/31/2018	10%
Nuveen Strategy Growth Allocation Fund	8/31/2018	15%
TIAA-CREF Lifestyle Growth Fund	5/31/2018	18%
Nuveen Strategy Aggressive Growth Allocation Fund	8/31/2018	17%
TIAA-CREF Lifestyle Aggressive Growth Fund	5/31/2018	38%

Investment Adviser and Sub-Adviser

The Target Funds are managed by Nuveen Fund Advisors, which offers advisory and investment management services to a broad range of investment company clients. Nuveen Fund Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 (“Advisers Act”). Nuveen Fund Advisors has overall responsibility for management of the Target Funds, subject to the supervision of the Board of Directors of the Target Corporation, oversees the management of the Target Funds’ portfolios, manages the Target Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. Nuveen Fund Advisors is located at 333 West Wacker Drive, Chicago, Illinois 60606. As of December 31, 2018, Nuveen Fund Advisors managed approximately $135.3 billion in assets.

Nuveen Fund Advisors has selected its affiliate, Nuveen Asset Management, located at 333 West Wacker Drive, Chicago, Illinois 60606, to serve as the sub-adviser to the Target Funds. Nuveen Asset Management is registered as an investment adviser with the SEC under the Advisers Act. Nuveen Asset Management manages the investment of the Target Funds’ assets on a discretionary basis, subject to the supervision of Nuveen Fund Advisors and the Board of Directors of the Target Corporation.

The Acquiring Funds are managed by Teachers Advisors, which manages the assets of the Acquiring Trust, under the supervision of the Board of Trustees of the Acquiring Trust. Teachers Advisors is an indirect wholly owned subsidiary of TIAA. Teachers Advisors is registered as an investment adviser with the SEC under the Advisers Act. Teachers Advisors also manages the investments of TIAA Separate Account VA-1, TIAA-CREF Life Funds and various other advisory clients. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Teachers Advisors also manage the investment accounts of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. As of December 31, 2018, Teachers Advisors and TCIM together had approximately $333 billion of assets under management. Teachers Advisors is located at 730 Third Avenue, New York, New York 10017-3206. Teachers Advisors will continue to serve as the investment adviser to the Acquiring Funds following each Reorganization.

Nuveen Fund Advisors, Nuveen Asset Management and Teachers Advisors are subsidiaries of Nuveen, the investment management arm of TIAA. TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of CREF. As of December 31, 2018, Nuveen’s advisory subsidiaries collectively managed approximately $930.5 billion in assets.

Portfolio Managers

Portfolio Managers of the Target Funds. The table below includes portfolio manager names and experience for each Target Fund.

Name & Title	Experience	Portfolio Manager of Fund Since
Derek B. Bloom, CFA Senior Vice President	Derek B. Bloom, CFA, entered the financial services industry in 2002 and joined Nuveen Asset Management as Vice President and Portfolio Manager in January 2011.	2013

Nathan S. Shetty, CFA Managing Director	Nathan Shetty, CFA, joined Nuveen Asset Management as a Managing Director on August 31, 2018. Prior to that he was a Senior Portfolio Manager with Nuveen since May 2018. Prior to joining Nuveen, Mr. Shetty held multiple roles in UBS Global Asset Management’s Investment Solutions group from 2014 to 2018. Most recently, he served as the co-head of Portfolio Management, where he was responsible for the global oversight of a team of 30 portfolio managers and $110 billion in multi-asset portfolios and solutions mandates.	2018

Portfolio Managers of the Acquiring Funds. The table below includes portfolio manager names and experience for the Acquiring Funds.

			Total Experience (since dates specified below)
Name & Title	Portfolio Role / Coverage / Expertise /Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
John Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2011
Hans Erickson, CFA Senior Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2011

For a complete description of the advisory services provided to each Target Fund, see the section of each Target Fund’s prospectus entitled “Who Manages the Funds” and the sections of each Target Fund’s SAI entitled “Investment Adviser” and “Sub-Adviser.” For a complete description of the advisory services provided to each Acquiring Fund, see the section of each Acquiring Fund’s prospectus entitled “Management of the Funds” and the sections of each Acquiring Fund’s SAI entitled “Investment Advisory and Other Services.” Additional information about the portfolio manager compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in each Fund’s SAI.

Advisory and Other Fees

For the Target Funds’ fiscal year ended August 31, 2018, and for the Acquiring Funds’ fiscal year ended May 31, 2018, each Fund had an effective management fee rate payable to its respective investment adviser (before any fee waivers or expense reimbursements, as applicable), as a percentage of the Fund’s average daily net assets as indicated in the chart below.

Target Fund	Effective Management Fee Rate		Acquiring Fund
Nuveen Strategy Conservative Allocation Fund	0.10%	0.10%	TIAA-CREF Lifestyle Conservative Fund
Nuveen Strategy Balanced Allocation Fund	0.10%	0.10%	TIAA-CREF Lifestyle Moderate Fund
Nuveen Strategy Growth Allocation Fund	0.10%	0.10%	TIAA-CREF Lifestyle Growth Fund
Nuveen Strategy Aggressive Growth Allocation Fund	0.10%	0.10%	TIAA-CREF Lifestyle Aggressive Growth Fund

The advisory fees of the Target Funds and Acquiring Funds are not subject to breakpoints. The terms of the Funds’ advisory agreements are described in detail below.

Target Funds. Pursuant to an investment management agreement between Nuveen Fund Advisors and the Target Corporation, on behalf of the Target Funds, each Target Fund pays Nuveen Fund Advisors an annual fee, payable monthly, equal to 0.10% of the average daily net assets of the Target Fund for providing investment management and administrative services. Pursuant to a sub-advisory agreement between Nuveen Asset Management and Nuveen Fund Advisors, Nuveen Fund Advisors pays Nuveen Asset Management an amount equal to 50% of the remainder of (i) the management fee payable by each Target Fund to Nuveen Fund Advisors based on the average daily net assets pursuant to Nuveen Fund Advisors’ investment management agreement, less (ii) any management fees, expenses, supermarket fees and alliance fees waived, reimbursed or paid by Nuveen Fund Advisors in respect of each Target Fund.

Each Target Fund’s investment management agreement and sub-advisory agreement was last approved for continuance by the Board of Directors of the Target Corporation at an in-person meeting held on May 22-24, 2018. Information regarding the Target Corporation Board’s considerations in determining to approve continuation of the investment management agreement and sub-advisory agreement is available in the Target Funds’ annual report for the fiscal year ended August 31, 2018.

Nuveen Fund Advisors has agreed to waive fees and/or reimburse expenses of each Target Fund so that the total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.25% of the average daily net assets of any class of Target Fund shares. These expense reimbursement arrangements will continue through at least July 31, 2020, unless changed with approval of the Target Corporation’s Board of Directors.

Acquiring Funds. Pursuant to an investment management agreement between Teachers Advisors and the Acquiring Trust, on behalf of the Acquiring Funds, each Acquiring Fund pays Teachers Advisors an annual fee, payable monthly, equal to 0.10% of the average daily net assets of the Acquiring Fund. The Acquiring Funds also pay Teachers Advisors for certain administrative services that Teachers Advisors provides as administrator to the Acquiring Funds on an at-cost basis through a separate administrative services agreement.

Each Acquiring Fund’s investment management agreement was last approved for continuance by the Board of Trustees of the Acquiring Trust at an in-person meeting held on March 15, 2018. Information regarding the Board of Trustees of the Acquiring Trust’s considerations in determining to approve continuation of the investment management agreement is available in the Acquiring Funds’ annual report for the fiscal year ended May 31, 2018.

Teachers Advisors has agreed to waive fees and/or reimburse expenses of each Acquiring Fund so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) do not exceed the following rates:

Share Class (for each Acquiring Fund)	Expense Limitation
Retail Class	0.49%
Advisor Class	0.25%

These expense reimbursement arrangements will continue through at least September 30, 2020, unless changed with approval of the Acquiring Trust’s Board of Trustees.

Distributors, Distribution and Service Fees

Nuveen Securities, LLC, located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as principal underwriter for each Target Fund. Teachers Personal Investors Services, Inc., located at 730 Third Avenue, New York, New York, 10017, serves as principal underwriter for each Acquiring Fund.

Each Target Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (the “Target Fund Rule 12b-1 Plan”). Under the Target Fund Rule 12b-1 Plan, for each applicable Target Fund (a) Class A shares are subject to an annual service fee of 0.25% of the average daily net assets of its Class A shares, (b) Class C shares are subject to (i) an annual distribution fee of 0.75% and (ii) an annual service fee of 0.25%, of the average daily net assets of its Class C shares and (c) Class R3 shares are subject to (i) an annual distribution fee of 0.25% and (ii) an annual service fee of 0.25%, of the average daily net assets of its Class R3 shares. For each Target Fund, Class I shares are not subject to either distribution or service fees. With respect to each Target Fund, administrative services not already provided by other service providers may be provided under Nuveen Fund Advisors’ investment management agreement.

Each Acquiring Fund has adopted a shareholder servicing plan with respect to Advisor Class shares (the “Acquiring Fund Servicing Plan”) and a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Retail Class shares (the “Acquiring Fund Rule 12b-1 Plan”). Under the Acquiring Fund Servicing Plan, the Acquiring Funds may enter into agreements with financial intermediaries pursuant to which the Acquiring Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services subject to the maximum levels set forth in the Acquiring Fund Servicing Plan. Under the Acquiring Fund Rule 12b-1 Plan, for each Acquiring Fund, Retail Class shares are subject to an annual fee of up to 0.25% of the average daily net assets attributable to Retail Class shares for distribution and promotion-related activities, as well as shareholder and account maintenance services. The table below lists the fees that each share class involved in the Reorganizations is subject to pursuant to the Target Fund Rule 12b-1 Plan or Acquiring Fund Rule 12b-1 Plan, as applicable, stated as a percentage of the average daily net assets attributable to the relevant share class.

Class	Target Fund 12b-1 Fees	Class	Acquiring Fund 12b-1 Fees
A	0.25%	Retail	0.25%
C	1.00%
R3	0.50%
I	None	Advisor	None

For a complete description of each Target Fund’s distribution and service arrangements, see the section of each Target Fund’s prospectus entitled “What Share Classes We Offer” and the section of each Target Fund’s SAI entitled “Distribution and Service Plan.” For a complete description of each Acquiring Fund’s distribution and service arrangements, see the section of each Acquiring Fund’s prospectus entitled “Distribution and Service Arrangements” and the sections of each Acquiring Fund’s SAI entitled “Distribution (Rule 12b-1) Plans” and “Fund Payments to Financial Intermediaries.”

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and/or their related companies may pay the financial intermediary for providing investor services. The Funds’ related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. See the section entitled “Distribution and Service Payments” in each Target Fund’s prospectus and the section entitled “Payments to Broker-Dealers and Other Financial Intermediary Compensation” in each Acquiring Fund’s prospectus for additional information.

Distributions

Dividends from net investment income of the Nuveen Strategy Aggressive Growth Allocation Fund and Nuveen Strategy Growth Allocation Fund, if any, are normally declared and paid annually; dividends from the Nuveen Strategy Balanced Allocation Fund’s net investment income, if any, are normally declared and paid quarterly; and dividends from the Nuveen Strategy Conservative Allocation Fund’s net investment income, if any, are normally declared daily and paid monthly. Any capital gains are normally distributed at least once each year.

Dividends from net investment income of the TIAA-CREF Lifestyle Aggressive Growth Fund and TIAA-CREF Lifestyle Growth Fund, if any, are normally paid annually and dividends from the TIAA-CREF Lifestyle Conservative Fund and TIAA-CREF Lifestyle Moderate Fund’s net investment income, if any, are normally paid quarterly. Any capital gains are normally distributed once a year.

Tax Information

The tax character of dividends and distributions will be the same regardless of whether they are paid in cash or reinvested in additional shares. The Funds’ dividends and distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).

Further Information

Additional information concerning the Acquiring Funds and the Target Funds is contained in the Reorganization SAI, and additional information regarding the Acquiring Funds is contained in the Acquiring Funds prospectus. The cover page of this Proxy Statement/Prospectus describes how you may obtain further information.

Approval of the Proposed Reorganizations by the Board of Directors of the Target Corporation

Board Considerations

Based on the considerations described below, the Board of Directors of the Target Corporation, including the directors who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Directors”), approved (a) on behalf of the Nuveen Strategy Conservative Allocation Fund, the reorganization of such fund into the TIAA-CREF Lifestyle Conservative Fund (the

“Conservative Allocation Fund Reorganization”), (b) on behalf of the Nuveen Strategy Balanced Allocation Fund, the reorganization of such fund into the TIAA-CREF Lifestyle Moderate Fund (the “Balanced Allocation Fund Reorganization”); (c) on behalf of the Nuveen Strategy Growth Allocation Fund, the reorganization of such fund into the TIAA-CREF Lifestyle Growth Fund (the “Growth Allocation Fund Reorganization”); and (d) on behalf of the Nuveen Strategy Lifestyle Aggressive Growth Allocation Fund, the reorganization of such fund into the TIAA-CREF Lifestyle Aggressive Growth Fund (the “Aggressive Growth Allocation Fund Reorganization”). As previously defined, the Nuveen Strategy Conservative Allocation Fund, Nuveen Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund are each a “Target Fund” and collectively, the “Target Funds”; the TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund and TIAA-CREF Aggressive Growth Fund are each an “Acquiring Fund” and collectively, the “Acquiring Funds”; the Acquiring Funds and Target Funds are each a “Fund” and collectively, the “Funds”; and each of the foregoing reorganizations is a “Reorganization” and collectively, the “Reorganizations”.

At a special meeting held on December 13, 2018 (the “December Meeting”), the Board of Directors of the Target Corporation approved each Reorganization on behalf of the applicable Target Fund and recommended that shareholders of the Target Fund vote in favor of their applicable Reorganization. The Board of Directors of the Target Corporation determined that each Reorganization would be in the best interests of the respective Target Fund and that the interests of the existing shareholders of each Target Fund would not be diluted as a result of its respective Reorganization.

In 2014, TIAA-CREF acquired Nuveen Investments, Inc., the parent company of Nuveen Fund Advisors, the investment adviser to the Target Funds (the “TIAA Acquisition”). Accordingly, Nuveen Fund Advisors and Teachers Advisors, the investment adviser to the Acquiring Funds, are affiliated persons. Nuveen Fund Advisors and Teachers Advisors are each a wholly-owned subsidiary of Nuveen, the investment management arm of TIAA. Nuveen Fund Advisors had proposed the Reorganizations, in part, as an outgrowth of Nuveen’s efforts to integrate the investment teams responsible for asset allocation strategies across Nuveen, including the teams that manage the Target and Acquiring Funds. Consistent with this initiative, the proposed Reorganizations would combine similar asset allocation funds, eliminating inefficiencies and confusion in the marketplace derived from the offering of similar funds. The Reorganizations also would provide shareholders of each Target Fund with the opportunity to continue their investment in an asset allocation fund with similar investment objectives and strategies and with historical performance over the past five years that is generally superior for most periods and to benefit from the expected cost savings as a result of the anticipated lower total annual operating expenses of the Acquiring Funds.

Leading up to the December Meeting, the Independent Directors had several meetings and discussions, with and without management present and with the advice of independent legal counsel, regarding the proposed Reorganizations. At a meeting held on October 11, 2018, Nuveen Fund Advisors introduced the proposed Reorganizations describing, among other things, the rationale for the Reorganizations, the key characteristics of the Target Funds compared to the Acquiring Funds, the board and leadership structure of the Acquiring Funds, the service providers to the Funds, the differences between the share class structures of the Funds, the distribution strategies for the Funds and the bearer of the direct costs of the Reorganizations. The Board of Directors of the Target Corporation met again in November 12-14, 2018 (the “November Meeting”) to evaluate, among other things, the Reorganizations.

Prior to the November Meeting, the Independent Directors requested through independent legal counsel information and received extensive materials regarding the Reorganizations prepared by Nuveen Fund Advisors. The materials addressed a variety of topics including, among other things, the terms of the Reorganizations and their rationale; the organizational and governance structure of the Acquiring Funds and the background of their trustees and principal officers; the nature, quality and extent of advisory, administrative and other services Teachers Advisors provides to the Acquiring Funds; the key personnel who provide services to the Acquiring Funds, including portfolio managers and their respective experience and qualifications; the Acquiring Funds’ and Teachers Advisors’ compliance program; the risk management program of Teachers Advisors; the other service providers of the Acquiring Funds, including the custodian and transfer agent; the anticipated benefits and detriments (if any) of each Reorganization; the differences in the class structure of the Acquiring Funds and of the Target Funds; certain performance history of each Acquiring Fund compared to the performance of the corresponding Target Fund; the fees and expenses of the Acquiring Funds compared to the fees and expenses of the corresponding Target Funds, including the estimated fees and expenses of the surviving funds following the applicable Reorganization; the investment objectives, principal strategies and principal risks of the Acquiring Funds compared to those of the corresponding Target Funds; the anticipated repositioning of the portfolio of each respective Target Fund and its potential tax implications for Target Fund shareholders; the differences in the rights of Target Fund shareholders and of Acquiring Fund shareholders; the estimated costs of the Reorganizations and the bearer of such costs; the anticipated tax-free nature of the Reorganizations; and the alternatives considered to the Reorganizations. The Independent Directors met again at the December Meeting to further consider the proposed Reorganizations and the supplemental materials. The Independent Directors had the benefit of independent legal counsel throughout the process and a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in considering each Reorganization.

At the December Meeting, the Independent Directors approved the Reorganizations determining that each Reorganization would be in the best interests of the respective Target Fund and that the interests of the existing shareholders of each Target Fund would not be diluted as a result of the applicable Reorganization. In deciding to approve a Reorganization, the Independent Directors did not identify a particular factor as determinative, but rather the decision reflected the comprehensive consideration of all information presented, and each Independent Director may have attributed different weights to the various factors and information considered in connection with the approval process. Based on the foregoing, the Board of Directors of the Target Corporation considered the following factors, among others, in approving the Reorganizations and recommending that shareholders of each Target Fund approve their respective Reorganization:

•	an analysis of the services and capabilities of Teachers Advisors;

•	the compatibility of the Funds’ investment objectives, principal investment strategies and related risks;

•	the portfolio management of the Acquiring Funds;

•	the investment performance of the Acquiring and Target Funds;

•	the relative sizes of the Funds;

•

the current fees and expenses of the Target Funds compared to the fees and expenses of the corresponding Acquiring Funds, including the applicable contractual expense caps on each class of each Acquiring Fund;

•	the anticipated federal income tax-free nature of the Reorganizations;

•	the expected direct costs of the Reorganizations and that shareholders of the Target Funds were not expected to bear such costs of the Reorganizations;

•	the terms of the Reorganizations, including provisions designed to avoid dilution of the interests of shareholders of each Target Fund;

•	the effect of the Reorganizations on shareholder rights;

•	information regarding the trustees and officers of the Acquiring Funds and the service providers of the Acquiring Funds;

•	alternatives to the Reorganizations; and

•	any potential benefits of the Reorganizations to Nuveen Fund Advisors and its affiliates as a result of the Reorganizations.

Analysis of the Capabilities and Services of Teachers Advisors

The Independent Directors noted that the Acquiring Funds are advised by Teachers Advisors, an affiliate of Nuveen Fund Advisors, the investment adviser to the Target Funds. The Independent Directors considered the capabilities as represented to them and services provided by Teachers Advisors to the Acquiring Funds. With respect to portfolio management services, the Independent Directors noted that unlike the Target Funds which use a sub-adviser, Nuveen Asset Management, to provide portfolio management services, the Acquiring Funds do not use an adviser/sub-adviser structure and therefore Teachers Advisors provides the portfolio management services directly for the Acquiring Funds, including allocating assets among the eligible underlying funds. As noted below, the Independent Directors considered the experience and qualifications of the portfolio managers to each Acquiring Fund.

In addition to portfolio management services, the Independent Directors considered the breadth and quality of other administrative or non-advisory services provided by Teachers Advisors, which include, among other things, overseeing the provision of certain administrative services necessary for the operation of the Acquiring Funds, including providing office space, equipment and facilities for maintaining the Acquiring Funds and supervising the relationships with other service providers, including custodians, administrators, transfer and pricing agents, accountants, auditors, underwriters and other persons; developing management and shareholder services; and furnishing reports, evaluations and analysis on various subjects. The Independent Directors considered that Nuveen Fund Advisors provides such administrative services to the Target Funds pursuant to its respective investment advisory agreements with the Target Funds, whereas Teachers Advisors provides certain administrative services and oversight responsibilities pursuant to a separate administrative services agreement on an at cost basis. The Independent Directors also reviewed information regarding the Acquiring Funds’ and Teachers Advisors’ compliance program, including the risk management process and background and qualifications of their chief compliance officers, and an assessment of the compliance program by the Target Funds’ chief compliance officer. The Independent Directors also took into account Nuveen Fund Advisors’ representations that the services provided to the Acquiring Funds by Teachers Advisors are substantially similar to the services provided to the Target Funds by Nuveen Fund Advisors and Nuveen Asset Management, and Nuveen Fund Advisors does not expect that the shareholders of the Target Funds will experience any diminution of advisory or other services as a result of the Reorganizations.

Aside from the advisory and administrative services provided to the Acquiring Funds, the Independent Directors also noted that the Target Funds are distributed primarily through third-party intermediaries which require applicable agreements. The Independent Directors considered Nuveen Fund Advisors’ representation that the Acquiring Funds’ distributor would work with various third-party intermediaries to enter into new agreements or amend existing agreements as necessary to help ensure that existing distribution and shareholder service arrangements for the Target Funds would be carried over to the Acquiring Funds.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

Based on the information presented, the Independent Directors considered that the investment objective(s) and principal investment strategies of each Acquiring Fund are similar to its corresponding Target Fund. The Independent Directors recognized that the Target Funds and corresponding Acquiring Funds are structured as “fund of funds” investing primarily in other investment companies, although the Target Funds primarily invested in other mutual funds advised by Nuveen Fund Advisors and the Acquiring Funds primarily invested in other mutual funds advised by Teachers Advisors. With respect to comparability of risks, the Independent Directors recognized that as the Funds invest primarily in other funds, the Target Funds and corresponding Acquiring Funds are subject to many of the same principal risks (such as asset allocation risk, active management risk and the risks associated with the underlying funds). However, the Independent Directors also recognized that there are some differences in the principal risks as a result of the differences in the principal investment strategies.

Portfolio Management

As described above, although the Target Funds and Acquiring Funds have different investment advisers, the investment advisers are affiliated persons. Although the investment teams responsible for asset allocation strategies across Nuveen are being integrated, the Independent Directors considered that the portfolio management team of a Target Fund will be different from the portfolio managers of the corresponding Acquiring Fund. The Independent Directors reviewed the experience and qualifications of the portfolio managers of each Acquiring Fund and, as noted below, the performance of each Acquiring Fund.

Investment Performance

As part of its evaluation of the proposed Reorganizations, the Independent Directors reviewed the performance history of each Fund. The Independent Directors considered, among other things, the annualized returns for each class of each Acquiring Fund compared to the applicable class of the corresponding Target Fund for the one-, three-, five- and ten-year periods and the since inception period ended September 30, 2018 (or such shorter period for classes that did not exist for the period), and the calendar returns for each calendar year from 2008 through 2017 (or such shorter period for classes that did not exist for the period). In reviewing performance, the Independent Directors recognized that although the classes of a Fund invest in the same portfolio of investments, the performance of a particular class will differ from other classes due to their different expense structures. Further, the Independent Directors considered that differences in the Acquiring Fund’s and corresponding Target Fund’s investment objectives and strategies contributed to the differences in relative performance. The Independent Directors also considered each Acquiring Fund’s and Target Fund’s performance relative to its benchmark and ranking in its Lipper and Morningstar categories. In their review, the Independent Directors noted that as a general matter, the Acquiring Fund’s historical performance over the last five years was generally superior than the corresponding Target Fund’s performance for most periods as described further below. The Independent Directors observed, among other things:

•

With respect to the Conservative Allocation Fund Reorganization, the Retail Class of the TIAA-CREF Lifestyle Conservative Fund outperformed Class A of the Nuveen Strategy Conservative Allocation Fund over the one-, three-, and five-year periods ended September 30, 2018. In addition, except for calendar year 2014, the Retail Class of the TIAA-CREF Lifestyle Conservative Fund outperformed Class A of the Nuveen Strategy Conservative Allocation Fund for each of the calendar years during the period 2012 through 2017.

•

With respect to the Balanced Allocation Fund Reorganization, the Retail Class of the TIAA-CREF Lifestyle Moderate Fund outperformed Class A of the Nuveen Strategy Balanced Allocation Fund for the one-, three-, and five-year periods ended September 30, 2018. In addition, except for calendar year 2014, the Retail Class of the TIAA-CREF Lifestyle Moderate Fund outperformed Class A of the Nuveen Balanced Allocation Fund for each of the calendar years during the period 2012 through 2017.

•

With respect to the Growth Allocation Reorganization, the Retail Class of the TIAA-CREF Lifestyle Growth Fund outperformed Class A of the Nuveen Strategy Growth Allocation Fund for the one-, three-, and five-year periods ended September 30, 2018. In addition, except for calendar year 2014, the Retail Class of the TIAA-CREF Lifestyle Growth Fund outperformed Class A of the Nuveen Strategy Growth Allocation Fund for each of the calendar years during the period 2012 through 2017.

•

With respect to the Aggressive Growth Allocation Fund Reorganization, the Retail Class of the TIAA-CREF Lifestyle Aggressive Growth Fund outperformed Class A of the Nuveen Strategy Aggressive Growth Fund over the one-, three-, and five-year periods ended September 30, 2018. In addition, the Retail Class of the TIAA-CREF Lifestyle Aggressive Growth Fund outperformed Class A of the Nuveen Strategy Aggressive Growth Fund for each calendar year during the period 2012 through 2017.

Relative Sizes

The Board of Directors of the Target Corporation noted that each Acquiring Fund had greater net assets than its corresponding Target Fund as of September 30, 2018, and that combining the Funds would create a larger fund which would provide additional benefits to shareholders as fixed operating expenses would be spread over the larger asset base of the surviving fund following the respective Reorganization. See “Fees and Expense Ratios” below.

Fees and Expense Ratios

The Board of Directors of the Target Corporation, including the Independent Directors, considered the fees and expense ratios of the Target Funds compared to the fees and expenses of the corresponding Acquiring Funds (including estimated expenses of the respective Acquiring Fund following the applicable Reorganization).

The Independent Directors noted that the management fee rate of each Acquiring Fund was the same as the management fee rate of the corresponding Target Fund. In addition, the gross and net annual operating expense ratios of each class of the respective Acquiring Fund and the estimated gross and net annual operating expense ratios of each class of the Acquiring Fund following the applicable Reorganization were lower than the gross and net annual operating expense ratios, respectively, of the corresponding class of the applicable Target Fund. Although all shareholders of each Target Fund are expected to experience lower fees and expenses as a result of the applicable Reorganization, the Independent Directors also noted, in particular, that the ongoing 12b-1 distribution and/or service fees of the Retail Class shares of an Acquiring Fund are the same level as the 12b-1 distribution and/or service fees of Class A shares of the corresponding Target Fund and are lower than the 12b-1 distribution and/or service fees of Class C or Class R3 shares of the corresponding Target Fund. Further, the Advisor Class shares of an Acquiring Fund and the corresponding Class I shares of a Target Fund do not assess 12b-1 fees. The Independent Directors further considered the temporary expense caps on each class of the Acquiring Funds.

Aside from the lower net annual operating expenses of the Acquiring Funds, the Independent Directors also noted that the Acquiring Funds do not charge a sales load on any classes, unlike Class A and Class C of the corresponding Target Funds. More specifically, Class A shares of a Target Fund are subject to a front-end sales load and, under certain limited circumstances, a deferred sales load upon redemption of such shares, and Class C shares of a Target Fund are subject to a contingent deferred sales load if such shares are redeemed within a specified period of time. As shareholders of the Acquiring Funds, shareholders will no longer incur such costs in connection with the purchase or redemption of shares of the Acquiring Fund.

Tax Consequences of the Reorganizations

The Independent Directors considered the tax implications of the Reorganizations. The Independent Directors noted that each Reorganization will be structured with the intention that each qualifies as a tax-free reorganization for federal income tax purposes. The Independent Directors also considered that although the Reorganizations will themselves be tax-free transactions, the Target Funds’ portfolios would be repositioned which may result in increased distributions of capital gains realized in connection with such portfolio repositionings prior to the Reorganizations. The Independent Directors further considered the estimated capital gains per share that may be distributed. The Independent Directors also recognized that with fund reorganizations, applicable tax laws would impose limits on the amount of capital loss carryforwards that an Acquiring Fund may use in any one year.

Costs of the Reorganizations

The Independent Directors considered the estimated direct costs of the Reorganizations based on information provided to them at the time, and noted that Nuveen will pay all direct costs associated with the Reorganizations of the Target Funds. Further, if a Reorganization is not ultimately completed,

Nuveen also will bear all the expenses incurred in connection with such proposed Reorganization. In addition, the Independent Directors considered the estimated transaction costs and the estimated gain or loss due to the repositioning of each Target Fund’s portfolio in connection with its Reorganization. The Independent Directors recognized that such transaction costs would be incurred by the respective Target Fund prior to the closing of the applicable Reorganization; however, the transaction costs were expected to be minimal as the shares of the underlying funds held by the Target Funds and Acquiring Funds are not generally subject to commissions or other sales charges when purchased or redeemed. In addition, the Independent Directors considered that the Target Fund shareholders are expected to benefit from the lower gross and net operating expense ratios of the corresponding class of the Acquiring Fund.

Dilution

The terms of the Reorganizations are intended to avoid dilution of the interests of the existing shareholders of the Target Funds. In this regard, shareholders of Class A, Class C or Class R3 shares of a Target Fund will receive the Retail Class shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the shares of the Target Fund surrendered; and shareholders of Class I shares of a Target Fund will receive the Advisor Class shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board of Directors of the Target Corporation further considered that each Target Fund is a series of the Target Corporation, a Minnesota corporation, whereas each Acquiring Fund is a series of the Acquiring Trust, a Delaware statutory trust. The Target Corporation is governed by its Articles of Incorporation, and the Acquiring Trust is governed by its Declaration of Trust, and each is subject to applicable state and federal law and therefore shareholder rights may differ, including with respect to which matters require shareholder approval and the percentage of votes required for the various matters to be approved, such as removal of trustees or directors (as applicable), amendments to the applicable articles of incorporation or declaration of trust, and approval of a consolidation or merger. The Independent Directors also noted that as shareholders of the Target Funds, such shareholders could exchange their shares for shares in other funds in the Nuveen fund complex. However, as Target Fund shareholders will receive shares of the corresponding Acquiring Fund pursuant to the applicable Reorganization, such shareholders may not exchange the Acquiring Fund shares for shares of another Nuveen fund and may not count such Acquiring Fund shares toward any rights of accumulation or letter of intent for purchases of shares of other Nuveen funds.

Information Regarding the Board of Trustees and Service Providers of the Acquiring Trust

The Independent Directors recognized that the Acquiring Trust has its own board of trustees and officers and considered the background of such trustees and officers. Further, although the Acquiring Trust and the Target Corporation have the same transfer agent, the Independent Directors recognized that State Street Bank and Trust Company serves as custodian for the Acquiring Funds and Teachers Personal Investors Services, Inc., a wholly owned indirect subsidiary of TIAA, serves as principal underwriter of the Acquiring Funds. The Independent Directors considered such service providers’ background and services provided to the Acquiring Funds.

Alternatives to the Reorganizations

The Independent Directors considered various alternatives, including maintaining the status quo of the Target Funds, repurposing or revising the investment strategies of the Target Funds or liquidating the Target Funds. The Independent Directors considered the rationale of Nuveen Fund Advisors for recommending the Reorganizations as opposed to the alternatives to the proposed Reorganizations. The Independent Directors considered that keeping the status quo was not ideal given the limited asset growth and reduced shelf space of the Target Funds on various distribution platforms as well as the dispersion of resources and distribution focus among the similar and competing strategies offered in the marketplace by the Target Corporation and the Acquiring Trust. The Independent Directors further considered that any repurposing of the Target Funds may deviate from the original objectives of, and shareholder expectations for, the Target Funds, which may lead to redemptions. Finally, the Independent Directors considered that liquidation of the Target Funds was not in the best interests of their respective shareholders as liquidation is a taxable event.

Potential Benefits to Nuveen Fund Advisors and its Affiliates

The Independent Directors recognized that the Reorganizations may result in some benefits and economies for Nuveen Fund Advisors and its affiliates. Although the Independent Directors recognized that Nuveen Fund Advisors would be losing the management fees from the Target Funds, the Independent Directors noted that an affiliate of Nuveen Fund Advisors would be earning additional management fees from the Acquiring Funds as a result of the additional assets under management. Nuveen and its affiliates may also benefit from any cost savings to Nuveen as a result of the elimination of each Target Fund as a separate fund in the Nuveen complex, including the elimination of compensation paid to the portfolio managers and the reduction of any expense reimbursement obligations. In addition, the Independent Directors recognized that with the TIAA Acquisition, several initiatives have been implemented to more effectively operate the TIAA and Nuveen businesses, including a more centralized support system across distribution, product, marketing and other functions; a more cohesive marketing approach across distribution channels; and more centralized investment leadership. The Independent Directors recognized that consistent with these initiatives, the Reorganizations will further rationalize the overlapping products offered by Nuveen and TIAA and provide a clearer delineation between the product types advised by Teachers Advisors and those advised by Nuveen Fund Advisors.

Other Considerations

In considering the Reorganizations, the Independent Directors also recognized that many funds in the Nuveen complex pay a management fee comprised of a fund-level and complex-level component each with its own breakpoint schedule, subject to certain exceptions. This structure was adopted in recognition that economies of scale may occur not only when the assets of a particular fund grow but also when assets of a complex grow, and therefore the structure helps provide a means for shareholders to share in the expense savings that may occur as a result of the asset growth of the respective fund or complex. The Target Funds are not assessed a complex-level fee as this is assessed at the Nuveen underlying fund level. The Independent Directors noted that the Reorganizations could result in loss of assets in the Nuveen complex and a lower asset level for the complex which could result in higher management fees for underlying Nuveen funds in which the Target Funds had invested if such funds could no longer take advantage of a breakpoint in the complex-wide component fee schedule. To address this concern, Nuveen Fund Advisors has agreed that following the Reorganizations certain assets meeting specified thresholds would be included as eligible assets in calculating the complex-wide component of its management fee for participating Nuveen funds.

Conclusion

The Independent Directors approved each Reorganization, concluding that each Reorganization was in the best interests of the respective Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of its respective Reorganization. The Independent Directors did not identify any single factor discussed above as all-important or controlling, but considered all such factors together in approving the Reorganizations.

The Proposed Reorganizations

The proposed Reorganizations will be governed by the Agreement, a form of which is attached as Appendix A.

Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund, and in exchange, the corresponding Acquiring Fund will assume all the liabilities of each Target Fund and deliver to each Target Fund a number of full and fractional shares of the corresponding Acquiring Fund having a net asset value equal to the value of the assets of each Target Fund less the liabilities of each Target Fund assumed by the corresponding Acquiring Fund, with such values determined in each case as of the close of regular trading on the NYSE on each Closing Date. At the designated time on each Closing Date as set forth in the Agreement, each Target Fund will distribute in complete liquidation of each Target Fund, pro rata to its shareholders of record, by class, all Acquiring Fund shares received by each Target Fund. This distribution will be accomplished by the transfer of the Acquiring Fund shares credited to the account of each Target Fund on the books of each Acquiring Fund to open accounts on the share records of each Acquiring Fund in the name of the shareholders of each such Target Fund, and representing the respective pro rata number, by class, of Acquiring Fund shares due each such shareholder. All issued and outstanding shares of each Target Fund will simultaneously be canceled on the books of each Target Fund.

As a result of each Reorganization, a holder of Class A, Class C and Class R3 shares of a Target Fund will receive Retail Class shares of the corresponding Acquiring Fund and a holder of Class I shares of a Target Fund will receive Advisor Class shares of the corresponding Acquiring Fund, in each case equal in total net asset value, as of the close of regular trading on the NYSE on each Closing Date, to the total net asset value of each Target Fund Class A, Class C, Class R3 and Class I shares surrendered by such shareholder.

The Board of Directors of the Target Corporation determined that each Reorganization is in the best interests of each Target Fund, and the Board of Directors of the Target Corporation has further determined that the interests of the existing shareholders of each Target Fund would not be diluted as a result of the transactions contemplated by the Agreement. Similarly, the Board of Trustees of the Acquiring Trust approved the Reorganizations and found them to be in the best interests of each Acquiring Fund and determined that the interests of Acquiring Fund shareholders will not be diluted by the Reorganizations.

The consummation of each Reorganization is subject to the terms and conditions of, and the representations and warranties being true as set forth in, the Agreement. The Agreement may be terminated by mutual agreement of a Target Fund and corresponding Acquiring Fund. In addition, either the Target Fund or the Acquiring Fund may at its option terminate the Agreement at or before the closing of each Reorganization due to (i) a breach by the other Fund of any representation, warranty or agreement to be performed at or before the closing, if not cured within 30 days of notification to the breaching party and prior to the closing, (ii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met, or (iii) a determination by the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust that the consummation of the transactions contemplated by the Agreement is not in the best interests of a Target Fund or Acquiring Fund, respectively.

Each Target Fund will, within a reasonable period of time before the applicable Closing Date, furnish the corresponding Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing Date of the applicable Reorganization, furnish the corresponding Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies or restrictions. Each Target Fund, if requested by the corresponding Acquiring Fund, will dispose of securities on the list provided by the corresponding Acquiring Fund before the Closing Date. In addition, if it is determined that the portfolios of each Target Fund and the corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the applicable Acquiring Fund with respect to such investments, the corresponding Target Fund, if requested by the corresponding Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the closing of the applicable Reorganization. The sale of such investments could result in taxable distributions to shareholders of each Target Fund prior to the applicable Reorganization. See “Material Federal Income Tax Consequences.”

Each Acquiring Fund will be deemed the “accounting survivor” in connection with the applicable Reorganization and will retain its performance track record following the Reorganization.

Description of Securities

Shares of Beneficial Interest. Each Target Fund has established and designated four classes of shares, par value $0.01 per share, consisting of Class A, Class C, Class R3 and Class I. Each Acquiring Fund has established and designated two classes of shares involved in the Reorganizations with a par value of $0.0001 per share, which include Retail and Advisor Class. Retail Class and Advisor Class shares of each Acquiring Fund to be issued to shareholders of each Target Fund in each Reorganization are offered through this Proxy Statement/Prospectus.

Voting Rights of Shareholders. Holders of shares of each Target Fund are entitled to one vote per share on matters as to which they are entitled to vote, with fractional shares voting proportionally. Holders of shares of each Acquiring Fund are entitled to one vote for each dollar of net asset value standing in such holder’s name, with fractional shares voting as a whole share. Each Target Fund and each Acquiring Fund operates as a series of the Target Corporation and Acquiring Trust, respectively, each of which is an open-end management investment company registered with the SEC under the 1940 Act.

The Target Corporation currently has four series, and the Board of Directors of the Target Corporation may, in its sole discretion, create additional series from time to time. Similarly, the Acquiring Trust currently has 69 series, and the Board of Trustees of the Acquiring Trust may, in its

sole discretion, create additional series from time to time. Each class of shares of a Target Fund or Acquiring Fund represents an interest in the same portfolio of investments of the Target Fund or Acquiring Fund . Each class of shares of each Target Fund and each Acquiring Fund has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no preemptive or other subscription rights associated with any class of shares of any Target Fund or Acquiring Fund. In addition to the specific voting rights described above, shareholders of each Target Fund and Acquiring Fund are entitled, under current law, to vote with respect to certain other matters, including changes in fundamental investment policies and restrictions. Moreover, a special meeting of shareholders may be called for any purpose, including to remove one or more Directors, by the chairman, the president, any two Directors, or by one or more shareholders owning at least 10% of the outstanding shares of a Target Fund entitled to vote on matters to be presented at the meeting. There is no corresponding right for such shareholders of an Acquiring Fund. The Board of Directors of the Target Corporation and Board of Trustees of the Acquiring Trust have the right to establish additional series and classes of shares in the future and to determine the preferences, voting powers, rights and privileges thereof.

Continuation of Shareholder Accounts, Plans and Privileges; Share Certificates

If each Reorganization is approved and completed, each Acquiring Fund will establish an account for each shareholder of record of each Target Fund containing the appropriate number of shares of the appropriate class of the corresponding Acquiring Fund. The shareholder services and shareholder programs of the Funds are substantially the same. However, because the Acquiring Funds are no-load funds, the Acquiring Funds do not have the same privileges (e.g., rights of accumulation or letters of intent) as the Target Funds. Target Fund shareholders who hold shares of other Nuveen mutual funds will not be permitted to consider shares held in the TIAA-CREF Fund Complex for purposes of rights of accumulation or letters of intent applicable to purchases of other Nuveen mutual funds. Once the Reorganizations are completed, shareholders would have the right to exchange their Acquiring Fund shares for shares of the same class of other TIAA-CREF funds, but would not have the right to exchange their shares back into other Nuveen mutual funds. No certificates for Acquiring Fund shares will be issued as part of the Reorganizations.

Board Members and Officers

Each Target Fund is organized as a separate series of Nuveen Strategy Funds, Inc. (previously defined as the “Target Corporation”), an open-end management investment company incorporated in Minnesota. The Target Corporation is governed by a Board of Directors consisting of ten members, nine of whom are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (in the case of both the Target Corporation and Acquiring Trust, as applicable, the “Independent Board Members”). For more information on the history of the Target Corporation, see the Target Funds’ SAI, dated December 31, 2018 (as it may be supplemented from time to time). The names and business addresses of the directors and officers of the Target Corporation and their principal occupations and other affiliations during the past five years are set forth under “Management” in the Target Funds’ SAI, as supplemented, which is incorporated herein by reference.

Each Acquiring Fund is organized as a separate series of the Acquiring Trust, an open-end management investment company established under Delaware law as a Delaware statutory trust. The Acquiring Trust is governed by a Board of Trustees consisting of nine members, all of whom are

Independent Board Members. For more information on the history of the Acquiring Trust, see the Acquiring Funds’ SAI, dated October 1, 2018 (as it may be supplemented from time to time). The names and business addresses of the Trustees and officers of the Acquiring Trust and their principal occupations and other affiliations during the past five years are set forth under “Management of the Trust” in the Acquiring Funds’ SAI, as supplemented, which is incorporated herein by reference.

Service Providers

U.S. Bank, N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the assets of each Target Fund. State Street Bank and Trust Company, 1 Lincoln St, Boston, Massachusetts 02111, serves as the custodian for the assets of each Acquiring Fund. DST Asset Manager Solutions, Inc. serves as the transfer agent, shareholder services agent and dividend paying agent for each Fund.

PricewaterhouseCoopers LLP serves as the independent auditor for each Fund.

Material Federal Income Tax Consequences

As a condition to each Target Fund’s and each Acquiring Fund’s obligation to consummate the applicable Reorganization, the Target Fund and Acquiring Fund will receive a tax opinion from Dechert LLP (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) with respect to each Reorganization substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.

The acquisition by an Acquiring Fund of substantially all of the properties of the corresponding Target Fund in exchange solely for applicable Acquiring Fund shares and the assumption of all liabilities of such Target Fund by the corresponding Acquiring Fund followed by the distribution of Acquiring Fund shares to the applicable Target Fund Shareholders in exchange for their Target Fund shares in complete liquidation and termination of such Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

2.

The Target Fund will not recognize gain or loss upon the transfer of its assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of such Target Fund, except that each Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

3.	The Target Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by such Target Fund in the applicable Reorganization.

4.

The Acquiring Fund will recognize no gain or loss upon receiving the properties of the corresponding Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund.

5.

The adjusted basis to the Acquiring Fund of the properties of the corresponding Target Fund received by each Acquiring Fund in each Reorganization will be the same as the adjusted basis of those properties in the hands of the corresponding Target Fund immediately before the exchange.

6.

The Acquiring Fund’s holding periods with respect to the properties of the corresponding Target Fund that the Acquiring Fund acquires in its Reorganization will include the respective periods for which those properties were held by the corresponding Target Fund (except where investment activities of an Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

7.	The shareholders of the Target Fund will recognize no gain or loss upon receiving the applicable Acquiring Fund Shares solely in exchange for Target Fund shares.

8.

The aggregate basis of the Acquiring Fund Shares received by a Target Fund Shareholder in a Reorganization will be the same as the aggregate basis of Target Fund shares surrendered by the Target Fund Shareholder in exchange therefor.

9.

A Target Fund Shareholder’s holding period for the applicable Acquiring Fund Shares received by the Target Fund Shareholder in the applicable Reorganization will include the holding period during which the Target Fund Shareholder held Target Fund shares surrendered in exchange therefor, provided that the Target Fund Shareholder held such shares as a capital asset on the date of Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

The opinion will be based on certain factual representations and assumptions. The opinion will rely on such representations and will assume the accuracy of such representations. If such representations and assumptions are incorrect, the Reorganization may not qualify as a tax-free reorganization for federal income tax purposes, and the Target Fund and Target Fund shareholders may recognize taxable gain or loss as a result of the Reorganization.

Prior to the close of regular trading on the NYSE on each Closing Date, each Target Fund will declare a distribution to its shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of each Target Fund’s net investment income and realized net capital gains (after reduction by any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through each Closing Date. To the extent distributions are attributable to ordinary taxable income or capital gains, the distribution will be taxable to shareholders for federal income tax purposes and may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All dividends and distributions will be reinvested in additional shares of each Target Fund unless a shareholder has made an election to receive dividends and distributions in cash. Dividends and distributions are treated the same for federal income tax purposes whether received in cash or additional shares.

To the extent that a portion of each Target Fund’s portfolio assets are sold prior to each Reorganization, including sales anticipated in connection with each repositioning described herein, the federal income tax effect of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that may be used to offset future capital gains), would be distributed to each Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (net short-term capital gain in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to each Target Fund’s taxable year in which the sale occurs and would be taxable to shareholders for federal income tax purposes.

Prior to the Closing Date of each Reorganization, each Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the corresponding Acquiring Fund. The repositioning of each Target Fund’s portfolio may result in increased distributions of capital gains (long-term and short-term). If these repositionings had occurred as of November 30, 2018, it is estimated that they would have resulted in capital gains of approximately $2.5 million, $18.6 million, $10.8 million and $5.9 million, respectively, and which would result in capital gains distributions of $0.40, $1.05, $1.18 and $1.48 per share, respectively, for Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund.

After each Reorganization, each Acquiring Fund’s ability to use the applicable Target Fund’s or the Acquiring Fund’s pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. The effect of these potential limitations, however, will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of each Reorganization and the amount of unrealized capital gains in the Target Funds at the time of each Reorganization. As of November 30, 2018, the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Growth Allocation Fund, and the Nuveen Strategy Aggressive Growth Allocation Fund had short term capital loss carryforwards of $566,434, $382,760, and $388,059, respectively, and long term capital loss carryforwards of $621,245, $984,137, and $1,139,274, respectively, none of which is subject to expiration. The Nuveen Strategy Balanced Allocation Fund does not have any short or long term capital loss carryforwards as of November 30, 2018.

Shareholders of each Target Fund will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the applicable Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain each Acquiring Fund realizes after the applicable Reorganization, including any built-in gain in the portfolio investments of the corresponding Target Fund or the Acquiring Fund that was unrealized at the time of the applicable Reorganization, may result in taxable distributions to shareholders holding shares of an Acquiring Fund (including former shareholders of the corresponding Target Fund who hold shares of the applicable Acquiring Fund following the applicable Reorganization). As a result, shareholders of each Target Fund may receive a greater amount of taxable distributions than they would have received had the applicable Reorganization not occurred.

This description of the federal income tax consequences of each Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of each Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

Nuveen will absorb the direct costs of each Reorganization, which are estimated to be approximately $280,000, $312,300, $293,500 and $280,400 for the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund, respectively, whether or not each Reorganization is completed. If the portfolio repositionings had taken place as of November 30, 2018, it is estimated that the Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund would have incurred transaction costs of $633, $1,907, $1,517 and $877, respectively, in each case less than $0.01 per share of the applicable Target Fund, in connection with closing out certain futures contracts held by each Target Fund.

Each Target Fund has engaged Computershare Fund Services to assist in the solicitation of proxies at an estimated cost of $10,500 per Fund plus reasonable expenses, which is included in the expense estimate above.

Description of Governing Laws

Each Target Fund is a series of the Target Corporation, which is a Minnesota corporation. Each Acquiring Fund is a series of the Acquiring Trust, which is a Delaware statutory trust. Each Target Fund is governed by the Target Corporation’s Articles of Incorporation (“Target Corporation Articles”), its bylaws and Minnesota law. Each Acquiring Fund is governed by its Declaration of Trust (“Acquiring Fund Declaration”) and Delaware law. Information about the shareholder rights provided for in each Fund’s governing instruments and governing law is provided below.

Shareholders of a Minnesota corporation generally are shielded from personal liability for the corporation’s debts or obligations. Under the Delaware Statutory Trust Act (“DSTA”), shareholders of the Acquiring Trust are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit under the Delaware General Corporation Law. The Acquiring Fund Declaration provides that if any shareholder or former shareholder is exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the Acquiring Trust, and not because of such shareholder’s acts or omissions, the shareholder or former shareholder shall be entitled to be held harmless from and indemnified out of the assets of the Acquiring Trust against all loss and expense arising from such liability; provided, however there shall be no liability or obligation of the Acquiring Trust arising hereunder to reimburse any shareholder for taxes paid by reason of such shareholder’s ownership of any shares or for losses suffered by reason of any changes in value of any Acquiring Trust assets.

Shareholder Voting. Please see “Voting Rights of Shareholders” for a discussion on shareholder voting rights.

Election and Removal of Trustees. The bylaws of each Target Fund provide that the size of the Board of Directors of the Target Corporation shall be established by resolution of the shareholders, but in the absence of such resolution, the size shall be the number last fixed by shareholders, the Board of Directors of the Target Corporation or the Target Corporation Articles. The Acquiring Fund Declaration provides that the Trustees of the Acquiring Trust determine the size of the Board of Trustees of the Acquiring Trust, subject to a minimum of two and a maximum of 25. Under the bylaws of each Target Fund and the Acquiring Fund Declaration, each Director of the Target Corporation and each Trustee of the Acquiring Trust holds office until the next meeting of shareholders called for the purposes of considering the election or re-election of such Director or Trustee, or of a successor to such Director or Trustee, and until his or her successor is elected and qualified. The bylaws of each Target Fund and the Acquiring Fund Declaration provide that vacancies on the Board of Directors of the Target Corporation and the Board of Trustees of the Acquiring Trust, respectively, may be filled by the majority of remaining Directors or Trustees, except when election by the shareholders is required under the 1940 Act. A Director of the Target Corporation or a Trustee of the Acquiring Trust may be removed with or without cause, and a Director of the Target Corporation may be removed by a vote of the shareholders holding a majority of shares entitled to vote at an election of Directors. A Trustee of the Acquiring Trust must be removed by written instrument signed by at least two-thirds of the number of Trustees in office prior to such removal, or by the affirmative vote of shareholders of the Acquiring Trust holding at least two-thirds of the outstanding shares, cast in person or by proxy at any meeting called for that purpose. Under the bylaws of the Target Corporation, a Director appointed by the Board of Directors to fill a vacancy may be removed from office at any time, with or without cause, by the affirmative vote of the remaining Directors if the shareholders have not elected Directors in the interim between the time of the appointment to fill such vacancy and the time of the removal. Under the bylaws of the Target Corporation, a special meeting of shareholders may be called by the chairman of the Board of the Target Corporation, the Target Corporation’s president, any two Directors or by one or more holders of shares entitled to cast not less than 10% of all votes entitled to vote at such meeting. The bylaws of the Target Corporation provide that shareholders may, at any meeting of shareholders duly called and at which a quorum is present, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Director or Directors from office and may elect a successor or successors to fill any resulting vacancies. The bylaws of each Target Fund further provide that a Director may hold office until the earlier of death, resignation, removal or disqualification. The Acquiring Fund Declaration provides that a Trustee shall hold office until the next shareholder meeting called for the purpose of considering election or re-election of such Trustee, or of a successor to such Trustee, and until his or her successor is elected and qualified.

Issuance of Shares. Please see the discussion in “Amendments to Acquiring Fund Declaration or Target Corporation Articles” for a discussion regarding the Target Corporation’s ability to issue shares. The Trustees of the Acquiring Trust are authorized to issue an unlimited number of shares.

Series and Classes. The Target Corporation Articles and the Acquiring Fund Declaration give broad authority to the respective boards of the Target Corporation and Acquiring Trust, respectively to establish series and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, restrictions, limitations, qualifications or terms or conditions of redemptions of the shares of the series and classes. The Trustees of the Acquiring Trust are also authorized to terminate a series or class without a vote of shareholders under certain circumstances.

Amendments to Acquiring Fund Declaration or Target Corporation Articles. Under the Minnesota Business Corporation Act (“MBCA”) MBCA, shareholders of corporations generally are entitled to vote on amendments to the articles of incorporation. However, the board of directors of a Minnesota corporation is authorized, without a vote of the shareholders, to amend the articles of incorporation to change the name of the corporation. In addition, the board of directors may change the name or other designation of any class or series of stock pursuant to the corporation’s articles of incorporation. Under the MBCA, generally a change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The board of directors of a Minnesota corporation may, however, if permitted by the articles of incorporation, without a vote of the shareholders, classify or reclassify any unissued stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption. The Target Corporation Articles permits the Board of Directors of the Target Corporation to do so. The MBCA permits the board of directors of an open-end investment company to supplement the articles of incorporation without a vote of the shareholders to increase the aggregate number of authorized shares or the number of shares in any class or series, unless prohibited by the articles of incorporation. The Target Corporation Articles do not prohibit the Board of Directors of the Target Corporation from doing so. The Acquiring Fund Declaration may be amended at any time by an instrument in writing signed by a majority of Trustees of the Acquiring Trust except as otherwise required by the Acquiring Fund Declaration or the 1940 Act. The Target Corporation Articles may be amended pursuant to the requirements of the MBCA.

Shareholder, Director/Trustee and Officer Liability.

Under Minnesota law, shareholders generally are not personally liable for debts or obligations of a corporation. Minnesota law provides that a director’s personal liability to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director may be eliminated or limited in the articles of incorporation, except for a director’s breach of the duty of loyalty, for acts or omissions not in good faith or that involve an intentional or knowing violation of law, or for any transaction from which the director derived an improper personal benefit. The Target Corporation Articles provides such a limitation of liability for the Target Corporation’s Board of Directors. Minnesota law provides that, unless prohibited by a corporation’s articles of incorporation or bylaws, a corporation must indemnify and advance expenses to its directors for acts and omissions in their official capacity, subject to certain exceptions, and the Target Corporation Articles do not prohibit such indemnification or advances. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.

The Acquiring Fund Declaration provides that shareholders of each Acquiring Fund shall be entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, and the Acquiring Trust shall indemnify and hold harmless a shareholder from any loss or expense arising solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reasons. In addition, the Acquiring Trust will assume, upon request, the defense of any claim against its shareholder for any act or obligation of the Acquiring Trust and satisfy any related judgment. Similarly, the Acquiring Fund Declaration provides that a Trustee of the Acquiring Trust shall be liable to the Acquiring Trust or the shareholders only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of the office of the trustee. The Acquiring Fund Declaration further provides for indemnification against loss for every person who is or has been a trustee, officer, employee or agent of the Acquiring Trust subject to certain exceptions.

Preemptive Rights. Pursuant to the Target Corporation Articles and the Acquiring Fund Declaration, respectively, shareholders of each Target Fund and each Acquiring Fund have no preemptive rights or other rights to subscribe to additional shares.

Derivative Actions.

Under Minnesota law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Under the DSTA, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The foregoing is only a summary of certain rights of shareholders under the governing documents of the Target Corporation and Acquiring Trust and under applicable state law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Capitalization

The following tables set forth the capitalization of each Target Fund, each Acquiring Fund and the pro forma capitalization of each Acquiring Fund after applicable Reorganization adjustments. Tables for each Target Fund and its corresponding Acquiring Fund are presented as of November 30, 2018, and condensed pro forma financial statements for these Funds have been included in the Reorganization SAI. There is no assurance that each Reorganization will occur. These numbers may differ at each Closing Date of each Reorganization.

Nuveen Strategy Conservative Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Conservative Fund (Acquiring Fund)

Capitalization Table

As of November 30, 2018

(Unaudited)

	Nuveen Strategy Conservative Allocation Fund	TIAA-CREF Lifestyle Conservative Fund	Pro Forma Adjustments(1)		TIAA-CREF Lifestyle Conservative Fund Pro Forma
Net Assets
Class A	$46,746,992	—	$(46,746,992	)(2)	—
Class C	7,882,252	—	(7,882,252	)(2)	—
Class R3	647,902	—	(647,902	)(2)	—
Class I	14,008,946	—	(14,008,946	)(2)	—
Institutional Class	—	$22,865,543	—		$22,865,543
Advisor Class	—	187,552	13,989,370	(2)	14,176,922
Premier Class	—	669,187	—		669,187
Retirement Class	—	42,827,383	—		42,827,383
Retail Class	—	157,401,281	55,235,097	(2)	212,636,378

Total	$69,286,092	$223,950,946	$(61,625)		$293,175,413

Shares Outstanding
Class A	4,242,363	—	(4,242,363	)(3)	—
Class C	720,418	—	(720,418	)(3)	—
Class R3	58,941	—	(58,941	)(3)	—
Class I	1,271,742	—	(1,271,742	)(3)	—
Institutional Class	—	1,871,848	—		1,871,848
Advisor Class	—	15,353	1,145,168	(3)	1,160,521
Premier Class	—	54,752	—		54,752
Retirement Class	—	3,510,668	—		3,510,668
Retail Class	—	12,907,220	4,529,398	(3)	17,436,618

Total	6,293,464	18,359,841	(618,898)		24,034,407

Net Asset Value Per Share
Class A	$11.02	—			—
Class C	$10.94	—			—
Class R3	$10.99	—			—
Class I	$11.02	—			—
Institutional Class	—	$12.22			$12.22
Advisor Class	—	$12.22			$12.22
Premier Class	—	$12.22			$12.22
Retirement Class	—	$12.20			$12.20
Retail Class	—	$12.19			$12.19

Authorized shares – per class	10 billion	Unlimited			Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of November 30, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will be required to distribute its tax basis undistributed net investment income of $691,581 to its shareholders prior to the Reorganization. The Acquiring Fund pro forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 92%, 94%, 100% and 86% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $61,625.

(3)

Reflects the issuance by the Acquiring Fund of approximately 3,830,294 Retail Class shares, 645,975 Retail Class shares, 53,129 Retail Class shares and 1,145,168 Advisor Class shares to Class A, Class C, Class R3 and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Nuveen Strategy Balanced Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Moderate Fund (Acquiring Fund)

Capitalization Table

As of November 30, 2018

(Unaudited)

	Nuveen Strategy Balanced Allocation Fund	TIAA-CREF Lifestyle Moderate Fund	Pro Forma Adjustments(1)		TIAA-CREF Lifestyle Moderate Fund Pro Forma
Net Assets
Class A	$120,281,853	—	$(120,281,853	)(2)	—
Class C	16,271,483	—	(16,271,483	)(2)	—
Class R3	2,929,574	—	(2,929,574	)(2)	—
Class I	38,187,959	—	(38,187,959	)(2)	—
Institutional Class	—	$33,923,640	—		$33,923,640
Advisor Class	—	508,956	38,077,211	(2)	38,586,167
Premier Class	—	978,229	—		978,229
Retirement Class	—	93,674,229	—		93,674,229
Retail Class	—	210,023,898	139,195,306	(2)	349,219,204

Total	$177,670,869	$339,108,952	$(398,352)		$516,381,469

Shares Outstanding
Class A	11,936,503	—	(11,936,503	)(3)	—
Class C	1,647,142	—	(1,647,142	)(3)	—
Class R3	294,907	—	(294,907	)(3)	—
Class I	3,801,700	—	(3,801,700	)(3)	—
Institutional Class	—	2,487,943	—		2,487,943
Advisor Class	—	37,323	2,792,301	(3)	2,829,624
Premier Class	—	71,587	—		71,587
Retirement Class	—	6,877,241	—		6,877,241
Retail Class	—	15,425,351	10,223,298	(3)	25,648,649

Total	17,680,252	24,899,445	(4,664,653)		37,915,044

Net Asset Value Per Share
Class A	$10.08	—			—
Class C	$9.88	—			—
Class R3	$9.93	—			—
Class I	$10.04	—			—
Institutional Class	—	$13.64			$13.64
Advisor Class	—	$13.64			$13.64
Premier Class	—	$13.66			$13.66
Retirement Class	—	$13.62			$13.62
Retail Class	—	$13.62			$13.62

Authorized shares – per class	10 billion	Unlimited			Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of November 30, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will be required to distribute its tax basis undistributed net investment income of $1,181,234 and tax basis accumulated net realized gains of $7,406,409 to its shareholders prior to the Reorganization. The Acquiring Fund pro forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 96%, 93%, 100% and 94% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $398,352.
(3)

Reflects the issuance by the Acquiring Fund of approximately 8,817,106 Retail Class shares, 1,191,027 Retail Class shares, 215,165 Retail Class shares and 2,792,301 Advisor Class shares to Class A, Class C, Class R3 and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Nuveen Strategy Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Growth Fund (Acquiring Fund)

Capitalization Table

As of November 30, 2018

(Unaudited)

	Nuveen Strategy Growth Allocation Fund	TIAA-CREF Lifestyle Growth Fund	Pro Forma Adjustments(1)		TIAA-CREF Lifestyle Growth Fund Pro Forma
Net Assets
Class A	$73,385,360	—	$(73,385,360	)(2)	—
Class C	10,683,044	—	(10,683,044	)(2)	—
Class R3	2,573,562	—	(2,573,562	)(2)	—
Class I	25,521,464	—	(25,521,464	)(2)	—
Institutional Class	—	$27,754,127	—		$27,754,127
Advisor Class	—	186,676	25,297,474	(2)	25,484,150
Premier Class	—	1,623,165	—		1,623,165
Retirement Class	—	44,363,493	—		44,363,493
Retail Class	—	83,881,939	86,603,133	(2)	170,485,072

Total	$112,163,430	$157,809,400	$(262,823)		$269,710,007

Shares Outstanding
Class A	5,969,132	—	(5,969,132	)(3)	—
Class C	898,526	—	(898,526	)(3)	—
Class R3	212,740	—	(212,740	)(3)	—
Class I	2,061,928	—	(2,061,928	)(3)	—
Institutional Class	—	1,840,560	—		1,840,560
Advisor Class	—	12,390	1,679,032	(3)	1,691,422
Premier Class	—	107,679	—		107,679
Retirement Class	—	2,956,561	—		2,956,561
Retail Class	—	5,599,121	5,780,749	(3)	11,379,870

Total	9,142,326	10,516,311	(1,682,545)		17,976,092

Net Asset Value Per Share
Class A	$12.29	—			—
Class C	$11.89	—			—
Class R3	$12.10	—			—
Class I	$12.38	—			—
Institutional Class	—	$15.08			$15.08
Advisor Class	—	$15.07			$15.07
Premier Class	—	$15.07			$15.07
Retirement Class	—	$15.01			$15.01
Retail Class	—	$14.98			$14.98

Authorized shares – per class	10 billion	Unlimited			Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of November 30, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will be required to distribute its tax basis undistributed net investment income of $1,287,347 and tax basis accumulated net realized gains of $3,893,738 to its shareholders prior to the Reorganization. The Acquiring Fund pro forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 99%, 99%, 100% and 81% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $262,823.

(3)

Reflects the issuance by the Acquiring Fund of 4,896,201 Retail Class shares, 712,763 Retail Class shares, 171,785 Retail Class shares and 1,679,032 Advisor Class shares to Class A, Class C, Class R3 and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Nuveen Strategy Aggressive Growth Allocation Fund (Target Fund) / TIAA-CREF Lifestyle Aggressive Growth Fund (Acquiring Fund)

Capitalization Table

As of November 30, 2018

(Unaudited)

	Nuveen Strategy Aggressive Growth Allocation Fund	TIAA-CREF Lifestyle Aggressive Growth Fund	Pro Forma Adjustments(1)		TIAA-CREF Lifestyle Aggressive Growth Fund Pro Forma
Net Assets
Class A	$37,974,034	—	$(37,974,034	)(2)	—
Class C	6,384,705	—	(6,384,705	)(2)	—
Class R3	2,157,009	—	(2,157,009	)(2)	—
Class I	12,580,091	—	(12,580,091	)(2)	—
Institutional Class	—	$18,924,954	—		$18,924,954
Advisor Class	—	212,703	12,313,331	(2)	12,526,034
Premier Class	—	370,438	—		370,438
Retirement Class	—	42,702,283	—		42,702,283
Retail Class	—	49,228,142	46,495,966	(2)	95,724,108

Total	$59,095,839	$111,438,520	$(286,542)		$170,247,817

Shares Outstanding
Class A	2,526,694	—	(2,526,694	)(3)	—
Class C	445,747	—	(445,747	)(3)	—
Class R3	145,720	—	(145,720	)(3)	—
Class I	833,171	—	(833,171	)(3)	—
Institutional Class	—	1,176,582	—		1,176,582
Advisor Class	—	13,239	766,403	(3)	779,642
Premier Class	—	22,998	—		22,998
Retirement Class	—	2,667,134	—		2,667,134
Retail Class	—	3,079,097	2,908,197	(3)	5,987,294

Total	3,951,332	6,959,050	(276,732)		10,633,650

	Nuveen Strategy Aggressive Growth Allocation Fund	TIAA-CREF Lifestyle Aggressive Growth Fund	Pro Forma Adjustments(1)	TIAA-CREF Lifestyle Aggressive Growth Fund Pro Forma
Net Asset Value Per Share
Class A	$15.03	—		—
Class C	$14.32	—		—
Class R3	$14.80	—		—
Class I	$15.10	—		—
Institutional Class	—	$16.08		$16.08
Advisor Class	—	$16.07		$16.07
Premier Class	—	$16.11		$16.11
Retirement Class	—	$16.01		$16.01
Retail Class	—	$15.99		$15.99

Authorized shares – per class	10 billion	Unlimited		Unlimited

(1)

The pro forma balances are presented as if the Reorganization was effective as of November 30, 2018, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about June 14, 2019 or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Nuveen will absorb all direct costs of the Reorganization whether or not the Reorganization is approved or completed. These figures assume the Target Fund will be required to distribute its tax basis undistributed net investment income of $1,318,293 and tax basis accumulated net realized gains of $2,597,718 to its shareholders prior to the Reorganization. The Acquiring Fund pro forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 100%, 96%, 98% and 68% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $286,542.

(3)

Reflects the issuance by the Acquiring Fund of approximately 2,375,173 Retail Class shares, 398,288 Retail Class shares, 134,736 Retail Class shares and 766,403 Advisor Class shares to Class A, Class C, Class R3 and Class I shareholders, respectively, of the Target Fund in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the issuance of Retail Class and Advisor Class shares of each Acquiring Fund pursuant to the Agreement will be passed on by Dechert LLP, One International Place, 40th Floor, 100 Oliver Street, Boston, Massachusetts 02110.

Information Filed with the Securities and Exchange Commission

This Proxy Statement/Prospectus and the related Reorganization SAI do not contain all of the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports that the Target Funds and Acquiring Funds have filed with the SEC pursuant to the applicable requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current prospectus and SAI for each Target Fund is Registration No. 811-07687 and each Acquiring Fund is Registration No. 811-09301. Such prospectuses and SAIs relating to the Target Funds and Acquiring Funds are incorporated herein by reference, only insofar as they relate to the Target Funds and Acquiring Funds.

OTHER INFORMATION

Shareholders of the Funds

For each Fund, the following tables set forth the percentage of ownership of each person who, as of March 8, 2019, the record date (“Record Date”) with respect to the Special Meeting of the Target

Funds, owns of record, or is known by the Fund to own of record or beneficially, 5% or more of the securities outstanding of any class of shares of the Fund involved in a Reorganization. The tables also set forth the estimated pro forma percentage of shares of the applicable Acquiring Fund that would have been owned by such parties assuming the Reorganizations occurred on the Record Date. These amounts may differ on the Closing Date. Shareholders who have the power to vote a larger percentage of shares (at least 25% of the shares) of a Target Fund may be able to control the Target Fund and determine the outcome of a shareholder meeting.

Nuveen Strategy Conservative Allocation Fund / TIAA-CREF Lifestyle Conservative Fund

Target Fund—Nuveen Strategy Conservative Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	32.71%	7.65%

A	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	12.25%	3.01%

A	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	6.92%	43.75%

A	Merrill Lynch Pierce Fenner & Smith Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	5.10%	1.09%

C	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	21.16%	7.65%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	20.19%	43.75%

C	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	12.52%	0.40%

Target Fund—Nuveen Strategy Conservative Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	12.45%	3.01%

C	Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716-1102	6.43%	0.21%

C	JP Morgan Securities LLC Omnibus Account for the Exclusive Benefit Of Customers 4 Chase Metrotech Ctr 3rd Fl Mutual Fund Department Brooklyn NY 11245-0003	5.97%	0.19%

R3	Mid Atlantic Trust Company FBO Cornerstone Medical Group, P.C. Profit Sharing 401(K) Plan 1251 Waterfront Place Suite 525 Pittsburgh PA 15222-4228	71.00%	0.12%

R3	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	6.27%	43.75%

R3	Walt Morawa FBO BVM Engineering Inc 401(K) Profit S 564 Philadelphia Dr Jasper GA 30143-6832	6.19%	0.01%

I	JP Morgan Chase Bank NA FBO TIAA-CREF Trust Co as Cust For IRA Clients 4 Metrotech Ctr Brooklyn NY 11245-0004	24.70%	24.20%

I	UBS WM USA Omni Account M/F Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd Weehawken NJ 07086-6761	12.53%	12.27%

I	Great-West Trust Co LLC Trustee/C FBO Retirement Plans 8515 E Orchard Rd 2T2 Greenwood Vlg CO 80111-5002	12.14%	11.89%

Target Fund—Nuveen Strategy Conservative Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	11.95%	11.71%

I	Matrix Trust Company Trustee Les-Urenco USA 717 17th Street Suite 1300 Denver CO 80202-3304	8.77%	8.59%

Acquiring Fund—TIAA-CREF Lifestyle Conservative Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	55.26%	43.75%

Advisor	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	45.42%	0.93%

Advisor	Teachers Insurance & Annuity Assoc Attn Janice Carnicelli Mail Stop 730/07/01 730 Third Ave New York NY 10017-3207	37.36%	0.76%

Advisor	Minnesota Life Insurance Company 400 Robert Street North Saint Paul MN 55101-2099	17.22%	0.35%

At the close of business on the Record Date, there were 3,977,245.2090 Class A shares, 601,852.0160 Class C shares, 31,698.0870 Class R3 shares and 1,228,861.1680 Class I shares of the Target Fund outstanding. At the close of business on the Record Date, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 12,889,134.3910 Retail Class shares and 23,502.6110 Advisor Class shares of the Acquiring Fund outstanding. At the close of business on the Record Date, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Nuveen Strategy Balanced Allocation Fund / TIAA-CREF Lifestyle Moderate Fund

Target Fund—Nuveen Strategy Balanced Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	41.60%	14.87%

C	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	19.81%	14.87%

C	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	14.68%	0.62%

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	11.73%	0.50%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	8.66%	39.69%

C	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	8.25%	0.35%

C	Merrill Lynch Pierce Fenner & Smith Attn Physical Team 4800 Deer Lake Dr E Jacksonville FL 32246-6484	7.55%	0.32%

C	Raymond James Omnibus for Mutual Funds House Acct Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716-1102	5.69%	0.24%

Target Fund—Nuveen Strategy Balanced Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

R3	State Street Bank and Trust Company Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston MA 02111-2901	62.90%	0.58%

R3	Ascensus Trust Company FBO ATG 401(K) Profit Sharing Plan P.O. Box 10758 Fargo ND 58106-0758	9.97%	0.09%

R3	Mid Atlantic Trust Company FBO Brockton Villa Inc 401(K) Profit Sh 1251 Waterfront Place, Suite 525 Pittsburgh PA 15222-4228	9.59%	0.09%

R3	Ascensus Trust Company FBO Forterra NW 401(K) Plan P.O. Box 10758 Fargo ND 58106-0758	7.10%	0.07%

I	Great-West Trust Co LLC Trustee/C FBO Retirement Plans 8515 E Orchard Rd 2T2 Greenwood Vlg CO 80111-5002	56.52%	55.36%

I	Capinco C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	6.19%	6.07%

I	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	6.10%	6.10%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	5.79%	5.67%

Acquiring Fund—TIAA-CREF Lifestyle Moderate Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	64.33%	39.69%

Acquiring Fund—TIAA-CREF Lifestyle Moderate Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Advisor	Minnesota Life Insurance Company 400 Robert Street North Saint Paul MN 55101-2099	58.65%	1.21%

Advisor	Raymond James & Assoc Inc FBO Bruce P Strauss 2415 Stratton Dr Potomac MD 20854-6228	20.29%	0.42%

Advisor	Teachers Insurance & Annuity Assoc Attn Janice Carnicelli Mail Stop 730/07/01 730 Third Ave New York NY 10017-3207	14.89%	0.31%

Advisor	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	6.17%	6.10%

At the close of business on the Record Date, there were 12,113,411.4870 Class A shares, 1,551,799.2950 Class C shares, 333,852.8650 Class R3 shares and 3,667,550.1830 Class I shares of the Target Fund outstanding. At the close of business on the Record Date, the Directors and officers of the Target Fund as a group owned 1.0803% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each of Class A, Class C, and Class R3 shares and 5.204% of Class I shares of the Target Fund.

At the close of business on the Record Date, there were 15,746,465.5470 Retail Class shares and 55,116.9880 Advisor Class shares of the Acquiring Fund outstanding. At the close of business on the Record Date, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Nuveen Strategy Growth Allocation Fund / TIAA-CREF Lifestyle Growth Fund

Target Fund—Nuveen Strategy Growth Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	49.66%	22.21%

Target Fund—Nuveen Strategy Growth Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	5.95%	3.46%

C	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	17.12%	3.46%

C	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	15.93%	0.84%

C	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	15.63%	22.21%

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	12.06%	0.64%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	11.54%	28.71%

C	American Enterprise Investment Serv 707 2nd Ave S Minneapolis MN 55402-2405	5.94%	0.31%

R3	State Street Bank and Trust Company Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston MA 02111-2901	80.71%	1.26%

I	Great-West Trust Co LLC Trustee/C FBO Retirement Plans 8515 E Orchard Rd 2T2 Greenwood Vlg CO 80111-5002	29.07%	28.70%

Target Fund—Nuveen Strategy Growth Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

I	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	21.85%	21.58%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	18.25%	18.02%

I	Capinco C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	5.74%	5.67%

Acquiring Fund—TIAA-CREF Lifestyle Growth Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	56.10%	28.71%

Advisor	Minnesota Life Insurance Company 400 Robert Street North Saint Paul MN 55101-2099	43.31%	0.55%

Advisor	Teachers Insurance & Annuity Assoc Attn Janice Carnicelli Mail Stop 730/07/01 730 Third Ave New York NY 10017-3207	37.09%	0.47%

Advisor	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading PO Box 509046 San Diego CA 92150-9046	10.20%	0.13%

Advisor	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	9.40%	0.12%

At the close of business on the Record Date, there were 6,207,854.1620 Class A shares, 782,637.8060 Class C shares, 228,950.9410 Class R3 shares and 2,037,142.9960 Class I shares of the

Target Fund outstanding. At the close of business on the Record Date, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 5,811,435.9420 Retail Class shares and 21,059.2350 Advisor Class shares of the Acquiring Fund outstanding. At the close of business on the Record Date, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Nuveen Strategy Aggressive Growth Allocation Fund / TIAA-CREF Lifestyle Aggressive Growth Fund

Target Fund—Nuveen Strategy Aggressive Growth Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

A	Charles Schwab & Co Inc Special Custody A/C FBO Customers Attn Mutual Funds 211 Main Street San Francisco CA 94105-1905	47.21%	19.81%

A	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	6.90%	30.74%

C	Charles Schwab & Co Inc Special Custody Acct FBO Customers Attn: Mutual Funds 211 Main St San Francisco CA 94105-1905	23.18%	19.81%

C	Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	15.00%	0.89%

C	Pershing LLC 1 Pershing Plz Jersey City NJ 07399-0001	11.90%	30.74%

C	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Dr San Diego CA 92121-3091	11.63%	0.69%

Target Fund—Nuveen Strategy Aggressive Growth Allocation Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

C	National Financial Services LLC For the Exclusive Benefit of our Customers Attn Mutual Fund Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310-1995	6.52%	0.39%

R3	State Street Bank and Trust Company Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St Boston MA 02111-2901	56.43%	1.25%

R3	Ascensus Trust Company FBO ATG 401(K) Profit Sharing Plan P.O. Box 10758 Fargo ND 58106-0758	21.90%	0.49%

R3	MG Trust Company Cust. FBO Weyauwega-Fremont Sch Dist 403(B) 717 17th Street Suite 1300 Denver CO 80202-3304	6.82%	0.15%

I	Great-West Trust Co LLC Trustee/C FBO Retirement Plans 8515 E Orchard Rd 2T2 Greenwood Vlg CO 80111-5002	37.87%	37.33%

I	Band & Co C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	28.68%	28.27%

I	Capinco C/O US Bank PO Box 1787 Milwaukee WI 53201-1787	5.49%	5.41%

Acquiring Fund—TIAA-CREF Lifestyle Aggressive Growth Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Retail	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	51.78%	30.74%

Acquiring Fund—TIAA-CREF Lifestyle Aggressive Growth Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund

Advisor	Teachers Insurance & Annuity Assoc Attn Janice Carnicelli Mail Stop 730/07/01 730 Third Ave New York NY 10017-3207	75.06%	1.06%

Advisor	Pershing LLC PO Box 2052 Jersey City NJ 07303-2052	17.74%	0.25%

Advisor	LPL Financial Omnibus Customer Account Attn Mutual Fund Trading PO Box 509046 San Diego CA 92150-9046	7.20%	0.10%

At the close of business on the Record Date, there were 2,599,423.1500 Class A shares, 411,044.3310 Class C shares, 149,749.1490 Class R3 shares and 777,438.6180 Class I shares of the Target Fund outstanding. At the close of business on the Record Date, the Directors and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.

At the close of business on the Record Date, there were 3,166,084.9640 Retail Class shares and 10,042.3440 Advisor Class shares of the Acquiring Fund outstanding. At the close of business on the Record Date, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.

Shareholder Proposals

The Funds generally do not hold annual shareholders’ meetings but will hold a special meeting as required or deemed desirable. Because the Funds do not hold regular meetings of shareholders, the anticipated date of a Fund’s next shareholder meeting cannot be provided. To be considered for inclusion in the proxy statement for any meeting of a Fund’s shareholders, a shareholder proposal must be submitted a reasonable time before the proxy statement for the meeting is mailed. Whether a proposal is included in the proxy statement will be determined in accordance with applicable federal and state laws. The timely submission of a proposal does not guarantee its inclusion. Shareholders of a Target Fund wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting should send their written proposal to the respective Fund at 333 West Wacker Drive, Chicago, Illinois 60606.

Shareholder Communications

Shareholders who want to communicate with the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust, or any individual Director or Trustee, should write to their Fund, to the attention of William Siffermann, Manager of Fund Board Relations, Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606 for the Target Funds, or to the attention of Office of the

Corporate Secretary, 730 Third Avenue, New York, New York 10017-3206 or trustees@tiaa.org for the Acquiring Funds. The letter should indicate that you are a Fund shareholder and identify the Fund or Funds that you own and with respect to which Fund or Funds your letter is concerned. If the communication is intended for a specific Director or Trustee and so indicates, it will be sent only to that Director or Trustee. If a communication does not indicate a specific Director or Trustee, it will be sent to the chair of the nominating and governance committee and to the independent legal counsel of the Board of Directors of the Target Corporation or the Board of Trustees of the Acquiring Trust for further distribution as deemed appropriate by such persons.

Proxy Statement/Prospectus Delivery

Please note that only one Proxy Statement/Prospectus may be delivered to two or more shareholders of the Target Funds who share an address, unless a Target Fund has received instructions to the contrary. To request a separate copy of the Proxy Statement/Prospectus, or for instructions as to how to request a separate copy of such document or how to request a single copy if multiple copies of such document are received, shareholders should contact the Target Funds at 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

VOTING INFORMATION AND REQUIREMENTS

Holders of shares of the Target Funds are entitled to one vote per share on matters as to which they are entitled to vote, with fractional shares voting proportionally. As of the Record Date, the following shares of beneficial interest were outstanding and entitled to vote:

Shares Outstanding
Nuveen Strategy Conservative Allocation Fund
Class A	3,977,245
Class C	601,852
Class R3	31,698
Class I	1,228,861
Nuveen Strategy Balanced Allocation Fund
Class A	12,113,411
Class C	1,551,799
Class R3	333,853
Class I	3,667,550
Nuveen Strategy Growth Allocation Fund
Class A	6,207,854
Class C	782,638
Class R3	228,951
Class I	2,037,143
Nuveen Strategy Aggressive Growth Allocation Fund
Class A	2,599,423
Class C	411,044
Class R3	149,749
Class I	777,439

Approval of each Reorganization will require the affirmative vote of a majority of the outstanding shares of the applicable Target Fund, with all classes of the Target Fund voting together and not by class. Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares affirmatively voted “FOR” a Reorganization. Accordingly, an abstention will have the effect of a negative vote. Approval of the Agreement will be considered approval of the amendment to the Target Corporation Articles (which amendment appears as Exhibit B to the Agreement, which is included as Appendix A to this Proxy Statement/Prospectus) required to effect the Reorganizations.

If a proxy that is properly executed and returned represents a broker “non-vote,” the shares represented thereby will only be considered present for purposes of determining the existence of a quorum for the transaction of business and will not be included in determining the number of votes cast “FOR” a Reorganization. Accordingly, broker non-votes will have the effect of negative votes. Broker non-votes are shares held by a broker or nominee for which an executed proxy is received by a Target Fund but are not voted as to the proposal because instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee holding the shares does not have discretionary voting power.

The individuals named as proxies on the enclosed proxy card will vote in accordance with your direction as indicated thereon, if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your shares will be voted “FOR” the applicable Reorganization. You may also be able to vote using an alternative method, as described on the proxy card.

You may revoke any proxy by giving another proxy or by writing revoking the initial proxy. In addition, you can revoke a prior proxy by simply voting again using the proxy card, by a toll-free call to the appropriate number on the proxy card, or through the internet site listed on the proxy card. To be effective, your revocation must be received prior to the Special Meeting and must indicate your name and account number. In addition, if you attend the Special Meeting in person, you may, if you wish, vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

Proxy solicitations will be made primarily by mail but may also be made by telephone, through the internet or by personal solicitations conducted by officers and employees of Nuveen Fund Advisors and Nuveen Asset Management, its affiliates or other representatives of the Target Funds (who will not be paid for their soliciting activities). Nuveen Fund Advisors and Nuveen Asset Management may also arrange for an outside firm, Computershare Fund Services, to solicit shareholder votes by telephone on behalf of the Target Funds. This procedure is expected to cost approximately $10,500 per Fund. The costs of solicitation and the expenses incurred in connection with preparing this Proxy Statement/Prospectus and its enclosures will be paid by Nuveen Fund Advisors and Nuveen Asset Management. Neither the Target Funds nor the Acquiring Funds will bear any costs associated with the Special Meeting, this proxy solicitation or any adjourned session.

If shareholders of a Target Fund do not vote to approve the applicable Reorganization, the Board of Directors of the Target Corporation will consider other possible courses of action in the best interests of shareholders. If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve a Reorganization are not received, the persons named as proxies on a proxy form sent to the shareholders may propose one or more adjournments of the Special Meeting to permit further proxy solicitation. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy.

The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Special Meeting.

Under Minnesota Law, shareholders of an acquired fund generally are entitled to assert dissenters’ rights in connection with a reorganization and obtain payment of the “fair value” of their shares, provided that they comply with the requirements of Minnesota law. Notwithstanding the provisions of Minnesota law, the SEC staff has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC staff’s position that Rule 22c-1 supersedes appraisal provisions in state statutes.

The votes of the shareholders of the Acquiring Funds are not being solicited by this Proxy Statement/Prospectus and are not required to carry out the proposed Reorganization.

March 28, 2019

Please sign and return your proxy promptly.

Your vote is important, and your participation

in the affairs of your Target Fund does make a difference.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [•] day of [•], 2019, among TIAA-CREF Funds, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the following series of the Acquiring Trust (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”):

TIAA-CREF Lifestyle Conservative Fund

TIAA-CREF Lifestyle Moderate Fund

TIAA-CREF Lifestyle Growth Fund

TIAA-CREF Lifestyle Aggressive Growth Fund;

Nuveen Strategy Funds, Inc. (the “Target Trust”), a Minnesota corporation, on behalf of the following series of the Target Trust (each, a “Target Fund” and collectively, the “Target Funds”):

Nuveen Strategy Conservative Allocation Fund

Nuveen Strategy Balanced Allocation Fund

Nuveen Strategy Growth Allocation Fund

Nuveen Strategy Aggressive Growth Allocation Fund;

Teachers Advisors, LLC (“TAL”) (for purposes of Article 4.4 and 9.1 of the Agreement only), the investment adviser to each of the Acquiring Funds; and Nuveen Fund Advisors, LLC (“NFAL”) (for purposes of Article 4.3, 5.4 and 9.1 of the Agreement only), the investment adviser to each of the Target Funds. The Acquiring Funds and the Target Funds may each be referred to herein individually as a “Fund” or collectively as the “Funds.” The Acquiring Trust and the Target Trust may each be referred to herein as a “Trust” or collectively as the “Trusts.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization of each Target Fund into the corresponding Acquiring Fund will consist of: (a) the transfer of all the assets of the Target Fund to the corresponding Acquiring Fund (as set forth on Exhibit A) in exchange solely for shares of beneficial interest, par value $0.0001 per share, of the corresponding class of shares of the corresponding Acquiring Fund (as set forth on Exhibit A) (“Acquiring Fund Shares”) and the assumption by such Acquiring Fund of all the liabilities of the corresponding Target Fund; and (b) the pro rata distribution, by class, of all Acquiring Fund Shares received by the Target Fund to the shareholders of the corresponding class of shares of such Target Fund, in complete liquidation and termination of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each, a “Reorganization”). The foregoing will be effected pursuant to this Agreement and an amendment to the Target Trust’s Amended and Restated Articles of Incorporation (“Articles of Incorporation”) in substantially the form attached hereto as Exhibit B (the “Amendment”) to be adopted in accordance with the Minnesota Business Corporation Act.

WHEREAS, each Acquiring Fund is a separate series of the Acquiring Trust, each Target Fund is a separate series of the Target Trust, and each of the Acquiring Trust and the Target Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each Target Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, each Acquiring Fund is authorized to issue its respective Acquiring Fund Shares; and

WHEREAS, the Board of Directors of the Target Trust and the Board of Trustees of the Acquiring Trust (each a “Board”) have each made the determinations required by Rule 17a-8 under the 1940 Act with respect to its respective Funds.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF EACH TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE LIABILITIES OF EACH TARGET FUND AND TERMINATION AND LIQUIDATION OF EACH TARGET FUND

1.1     DESCRIPTION OF EACH REORGANIZATION. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others and a party that is not a party to a Reorganization shall incur no obligations, duties, or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one Reorganization should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2    THE EXCHANGES. Subject to the terms and conditions contained herein, and receipt of the requisite shareholder approval, and on the basis of the representations and warranties contained herein, each Target Fund agrees to transfer all of its assets, as set forth in Section 1.3, to the corresponding Acquiring Fund. In consideration therefor, each Acquiring Fund agrees: (a) to issue and deliver to the corresponding Target Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (b) to assume all the Liabilities (as defined in Section 1.4) of the corresponding Target Fund, as set forth in Section 1.4. All Acquiring Fund Shares delivered to the corresponding Target Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (each closing referred to herein as the “Closing”).

1.3    ASSETS TO BE TRANSFERRED. Each Target Fund shall transfer all of its assets, property, and goodwill to the corresponding Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, interests in securities lending pools, dividends or interest receivables owned by such Target Fund, any deferred or prepaid expenses shown as an asset on the books of such Target Fund as of the Closing, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), contract rights and other intangibles that are owned by such Target Fund as of the Closing (“Assets”).

Each Target Fund will, within a reasonable period of time, as agreed to by the parties, before the Closing Date, as such term is defined in Section 3.1, furnish the corresponding Acquiring Fund with a list of such Target Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time, as agreed to by the parties, before the Closing Date, furnish the corresponding Target Fund with a list of the securities, if any, on the corresponding Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, and restrictions. Each Target Fund, if requested by the corresponding Acquiring Fund, will dispose of securities on the list provided by the corresponding Acquiring Fund before the Closing. In addition, if it is determined that the portfolios of a Target Fund and the corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the applicable Acquiring Fund with respect to such investments, the corresponding Target Fund, if requested by the corresponding Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing. Notwithstanding the foregoing, nothing herein will require a Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Board of the Target Trust or NFAL, such disposition would adversely affect the status of the applicable Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interests of the Target Fund.

1.4    LIABILITIES TO BE ASSUMED. Each Target Fund will endeavor to discharge all of its known liabilities and obligations before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the applicable Acquiring Fund, which assumed liabilities shall include all of the corresponding Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including, without limitation, any liabilities of the Target Fund (or the Target Trust on behalf of the Target Fund) to indemnify directors and officers of the Target Trust or any other person under the Target Trust’s Articles of Incorporation or By-Laws, effective as of the Closing Date (“Liabilities”). Expenses, whether known or unknown as of the Valuation Time, as such term is defined in Section 2.1, associated with any asserted or unasserted potential legal claims (that are Assets of a Target Fund as set forth in 1.3) shall be considered Liabilities of the Target Fund.

1.5    LIQUIDATING DISTRIBUTION. As of the Effective Time, as such term is defined in Section 3.1, each Target Fund will distribute in complete liquidation of the Target Fund each class of Acquiring Fund Shares received pursuant to Section 1.2 to its shareholders of record with respect to each corresponding class of shares, determined as of the Closing Date (each a “Target Fund Shareholder” and collectively, the “Target Fund Shareholders”), on a pro rata basis within that class. Such distribution will be accomplished with respect to each class of shares of a Target Fund by the transfer of the applicable Acquiring Fund Shares of the corresponding class then credited to the account of a Target Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Target Fund Shareholders of such class. The aggregate net asset value of Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund shares owned by such shareholders as of the Closing. All issued and outstanding shares of each Target Fund will simultaneously be cancelled on the books of each Target Fund and retired. Each Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfers.

1.6    OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the respective Acquiring Fund’s transfer agent. Each Acquiring Fund will issue Acquiring Fund Shares to its corresponding Target Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to Target Fund Shareholders.

1.7    TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares due a Target Fund Shareholder pursuant to Section 1.5 that result from such issuance being made to an account in a name other than the registered holder of such Target Fund shares on the books of a Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8    LIQUIDATION AND TERMINATION. Each Target Fund shall completely liquidate and be dissolved, terminated and have its affairs wound up in accordance with Minnesota state law promptly following the Closing and the making of all distributions pursuant to Section 1.5, but in no event later than 12 months following the Closing Date. After the Effective Time, each Target Fund shall not conduct any business except in connection with its termination.

1.9    REPORTING. Any reporting responsibility of a Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange

Commission (the “Commission”), any state securities commission and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Target Fund.

1.10    BOOKS AND RECORDS. Each Target Fund shall cause all books and records relating to such Target Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, to be available to the corresponding Acquiring Fund from and after the Closing Date and to be turned over to the corresponding Acquiring Fund as soon as practicable following the Closing.

ARTICLE II

VALUATION

2.1    VALUATION OF ASSETS. The value of a Target Fund’s Assets and Liabilities shall be computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Time”), using the valuation procedures set forth in the corresponding Acquiring Fund’s prospectus and statement of additional information (in effect as of the Closing Date).

2.2    VALUATION OF SHARES. The net asset value per share per class of Acquiring Fund Shares shall be the net asset value per share for each such class computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.

2.3    SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the exchanges described in Section 1.2, shall be determined with respect to each class by dividing the value of the Assets (net of Liabilities) with respect to each class of shares of the applicable Target Fund, determined in accordance with Section 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined in accordance with Section 2.2.

2.4    EFFECT OF SUSPENSION IN TRADING. In the event that on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or its corresponding Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net Assets of the Acquiring Fund or its corresponding Target Fund is impracticable, the Closing Date shall be postponed until at least the first business day when trading is fully resumed and reporting is restored or such later time as the parties may agree pursuant to Section 3.1.

ARTICLE III

CLOSING AND CLOSING DATE

3.1    CLOSING. The Closing for each Reorganization shall occur on [•], 2019 or such other date(s) as the parties to the respective Reorganization may agree (each closing date referred to herein as the “Closing Date”). All acts taking place at the Closing shall be deemed to take place as of immediately after the Valuation Time on the Closing Date (the “Effective Time”). The Closing of the Reorganization may be held in person, by facsimile, by email or by such other communication means as the parties may agree.

3.2    CUSTODIAN’S CERTIFICATE. Each Target Fund shall cause its custodian to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other Assets shall have been delivered in proper form to the corresponding Acquiring Fund’s custodian on behalf of the Acquiring Fund on the Closing Date; and (b) all

necessary taxes, including all applicable Federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund.

3.3    TRANSFER AGENT’S CERTIFICATE. Each Target Fund shall cause its transfer agent to deliver to its corresponding Acquiring Fund at the Closing a certificate of an authorized officer stating that such transfer agent’s records contain the (a) names, addresses, dividend reinvestment elections, tax withholding status, and the number and percentage ownership of outstanding shares per class owned by each such shareholder as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (b) information and documentation relating to the identification and verification of Target Fund Shareholders required under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations. Each Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety, or correctness of any such instruction, information, or documentation, but shall, in each case, assume that such instruction, information, or documentation is valid, proper, correct, and complete. Each Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to its corresponding Target Fund a confirmation evidencing Acquiring Fund Shares to be credited at the Closing to the Secretary of the Target Trust or provide evidence satisfactory to such Target Fund that such Acquiring Fund Shares have been credited to the corresponding Target Fund’s account on the books of the applicable Acquiring Fund.

3.4    DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1    REPRESENTATIONS OF EACH TARGET FUND. Except as has been disclosed in a written instrument executed by an officer of the Target Trust to and accepted prior to the date of this Agreement in a written instrument executed by an officer of the Acquiring Trust, the Target Trust, on behalf of each Target Fund, represents and warrants as follows:

(a)    The Target Trust is a corporation duly organized, validly existing and in good standing under the laws of Minnesota.

(b)    The Target Fund is a separate series of the Target Trust duly authorized in accordance with the applicable provisions of the Target Trust’s Articles of Incorporation.

(c)    The Target Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)    The execution, delivery, and performance of this Agreement by the Target Trust on behalf of the Target Fund (subject to shareholder approval) will not result in, (1) violation of any provision of the Target Trust’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Target Fund is a party or by which it is bound.

(e)    The Target Fund has no material contracts or other commitments that will be terminated with liability to the Target Fund before or as a result of the Closing.

(f)    No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently known to be pending or to its knowledge threatened against the Target Fund or any of its properties or Assets, which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business, or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and it is not known to be a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)    The statement of assets and liabilities, including the schedule of investments, of the Target Fund as of August 31, 2018, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two (2) years in the period then ended have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the corresponding Acquiring Fund) fairly reflect the financial condition in all material respects of the Target Fund as of August 31, 2018, and there are no known Liabilities of the Target Fund as of such date that are not disclosed in such statements.

(h)    Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Target Fund’s financial condition, Assets, Liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent Liabilities of the Target Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(i)    All Federal, state, local and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All Federal, state, local and other taxes of the Target Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund; no assessment for Taxes (as defined below), interest, additions to tax or penalties has been asserted against the Target Fund; there are no levies, liens or other encumbrances on the Target Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; the Target Fund is not liable for Taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of such tax.

(j)    All issued and outstanding shares of the Target Fund are, and as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Fund. All the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in Section 3.3. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Target Fund, and has no outstanding securities convertible into shares of the Target Fund.

(k)    At the Closing, the Target Fund will have good and marketable title to the Target Fund’s Assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1.3, and full right, power, and authority to sell, assign, transfer, and deliver such Assets free and clear of any liens, encumbrances and restrictions on transfer, and the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”).

(l)    Other than approval by the Target Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund, including the determinations of the Board of the Target Trust required by Rule 17a-8(a) under the 1940 Act. Subject to approval of the applicable Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer and other laws relating to or affecting creditors’ rights and to general equity principles. Performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of the Board of the Target Trust.

(m)    The information furnished or to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any Federal, state, or local regulatory authority, or self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”), that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable Federal securities laws and other laws and regulations.

(n)    From the effective date of the Registration Statement (as defined in Section 5.6), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Target Trust with respect to the Target Fund for use in the Registration Statement, Proxy Materials (as defined in Section 5.6) and any supplement or amendment thereto or to the documents included or incorporated by reference therein does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading, and comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and the rules and regulations thereunder, provided, however, that the representations and warranties in this subparagraph (n) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the corresponding Acquiring Fund for use in the Registration Statement, Proxy Materials and any supplement or amendment thereto or to the documents included or incorporated by reference therein.

(o)    For each taxable year of its operations (including the taxable year ending on the Closing Date), the Target Fund (1) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a “regulated investment company” under the Code (a “RIC”); (2) has been eligible to compute and has computed its Federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all of its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code) (as such terms are defined in the Code) that has accrued or will accrue on or prior to the Closing Date; (3) has been, and will be (in the case of the taxable year ending on the Closing Date), treated as a separate corporation for Federal income tax purposes pursuant to Section 851(g) of the Code; and (4) has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(p)    No consent, approval, authorization, or order of any court, governmental authority, or self-regulatory organization is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act, and such as may be required by state securities laws.

(q)    The current prospectus and statement of additional information of the Target Fund conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and does not or did not at the time of its use include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(r)    The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and with any exemptive and other relief relied upon by the Target Fund, the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations thereunder and the pricing and valuation policies of the Target Fund, and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) months preceding the date hereof which would have a material adverse effect on such Target Fund or its Assets.

(s)    The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund.

(t)     The Target Fund will not be subject to corporate-level taxation on the sale of any Assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury regulations thereunder.

(u)    The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its common stock, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all material taxes required to be withheld, and is not liable for any material penalties which could be imposed thereunder.

(v)    Acquiring Fund Shares to be issued pursuant to the terms of this Agreement are not being acquired by the Target Fund for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.2    REPRESENTATIONS OF EACH ACQUIRING FUND. Except as has been fully disclosed in a written instrument executed by an officer of the Acquiring Trust to and accepted prior to the date of this Agreement in a written instrument executed by an officer of the Target Trust, the Acquiring Trust, on behalf of each Acquiring Fund, represents and warrants as follows:

(a)    The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of Delaware.

(b)    The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust.

(c)    The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)    The execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund will not result in (1) violation of any provision of the Acquiring Trust’s Declaration of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the

Acquiring Fund is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

(e)    No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently known to be pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not known to be a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)    The statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of May 31, 2018, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two (2) years in the period then ended have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the corresponding Target Fund) fairly reflect the financial condition in all material respects of the Acquiring Fund as of May 31, 2018, and there are no known liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(g)    Since the date of the financial statements referred to in subsection (f) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date. For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)    All Federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All Federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. Except as otherwise disclosed to and accepted by the Target Trust, to the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund; no assessment for Taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; the Acquiring Fund is not liable for Taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of such tax.

(i)    All issued and outstanding shares of the Acquiring Fund are, and, as of the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund Shares to be issued and delivered to the corresponding Target Fund for the account of Target Fund Shareholders pursuant to the terms of this Agreement will, at the time of the Closing, have been duly authorized, validly issued, fully paid and non-assessable.

(j)    The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, including the determinations of the Board of the Acquiring Trust required by Rule 17a-8(a) under the 1940 Act. Subject to approval of the applicable Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer, and other laws relating to or affecting creditors’ rights and to general equity principles. Performance of this Agreement will have been duly authorized prior to the Closing by all necessary action, if any, on the part of the Board of the Acquiring Trust.

(k)    The information furnished or to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any Federal, state, or local regulatory authority, or self-regulatory organization, such as FINRA, that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable Federal securities laws and other laws and regulations.

(l)    From the effective date of the Registration Statement (as defined in Section 5.6), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Registration Statement, Proxy Materials (as defined in Section 5.6) and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading, and comply in all material respects with the provisions of the 1933 Act, 1934 Act, and 1940 Act and the rules and regulations thereunder, provided, however, that the representations and warranties in this subparagraph (l) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the corresponding Target Fund for use therein.

(m)    For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (1) has elected to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code; (2) has been eligible to and has computed its Federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date; (3) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for Federal income tax purposes pursuant to Section 851(g) of the Code; and (4) and has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(n)    No consent, approval, authorization, or order of any court, governmental authority, or self-regulatory organization is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act, and such as may be required by state securities laws.

(o)    The current prospectus and statement of additional information of the Acquiring Fund conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and does not or did not at the time of its use include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(p)    The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information and with any exemptive and other relief relied upon by the Acquiring Fund and the value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations thereunder and the pricing and valuation policies of the Acquiring Fund, and there have been no material miscalculations of the net asset value of the Acquiring Fund or the net asset value per share of the Acquiring Fund (or any class thereof) during the twelve (12) months preceding the date hereof which would have a material adverse effect on such Acquiring Fund or its assets.

(q)    The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Acquiring Fund.

(r)    The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury regulations thereunder.

(s)    The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all material taxes required to be withheld, and is not liable for any material penalties which could be imposed thereunder.

4.3    REPRESENTATIONS OF NFAL. NFAL represents and warrants to the Target Trust and the Acquiring Trust as follows:

(a)    NFAL is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware.

(b)    The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of NFAL, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of NFAL, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

4.4    REPRESENTATIONS OF TAL. TAL represents and warrants to the Target Trust and Acquiring Trust as follows:

(a)    TAL is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware.

(b)    The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of TAL, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of TAL, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

ARTICLE V

COVENANTS OF THE FUNDS

5.1    OPERATION IN ORDINARY COURSE. Subject to Sections 1.3 and 7.3, each Acquiring Fund and each Target Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid Federal income or excise taxes, shareholder purchases and redemptions, and any portfolio transitions and valuation adjustments made pursuant to this Agreement. Notwithstanding the foregoing, each Acquiring Fund may declare and pay, prior to the Valuation Time, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders not more than all of the Acquiring Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date, or otherwise recognized prior to the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date or otherwise recognized prior to the Closing Date and not more than all of its net capital gains realized in all taxable periods ending on or before the Closing Date or otherwise recognized prior to the Closing Date (after reduction for any available capital loss carry forward and excluding any net capital gain on which the Acquiring Fund paid tax under Section 852(b)(3)(A) of the Code). Each Acquiring Fund and each Target Fund shall use its reasonable best efforts to preserve intact its business and customer relations necessary to conduct the business operations of each Acquiring Fund and each Target Fund, as appropriate, in the ordinary course in all material respects.

5.2    APPROVAL OF SHAREHOLDERS. The Target Trust will call a special meeting of the shareholders of each Target Fund to consider and act upon this Agreement (and the transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3    ADDITIONAL INFORMATION. Each Target Fund will assist its corresponding Acquiring Fund in obtaining such information as an Acquiring Fund reasonably requests concerning the beneficial ownership of the corresponding Target Fund’s shares. The Target Trust, on behalf of each Target Fund, will provide the corresponding Acquiring Fund with a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the corresponding Acquiring Fund. With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Trust and the Acquiring Trust will provide each other and their respective representatives with such cooperation, assistance, and information as is reasonably necessary (a) for the filing of any tax return, for the preparation for any audit, and for the prosecution or defense of any claim, suit, or proceeding relating to any proposed adjustment, and (b) for any financial accounting purpose. Each party and their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any extensions or waivers) has expired all returns, schedules, and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of each Target Fund and each Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitations had not run at the time of Closing, provided that the Target Trust shall not be required to maintain any such documents that it has delivered to the Acquiring Trust.

5.4    FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. Each Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date. The Target Trust and NFAL each covenants that it will, as and when reasonably requested by an Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the corresponding Target Fund’s Assets and otherwise to carry out the intent and purpose of this Agreement.

5.5    STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, each Target Fund shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which shall be certified by the Target Trust’s Controller or Treasurer, a statement of the earnings and profits of such Target Fund for Federal income tax purposes, as well as a statement as to any net operating loss carryovers and capital loss carryovers, that will be carried over to the corresponding Acquiring Fund pursuant to Section 381 of the Code.

5.6    PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to each Target Fund for distribution to Target Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of each Target Fund and a prospectus of each Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the shareholders of each Target Fund to consider the approval of this Agreement and the transactions contemplated herein.

5.7    TAX STATUS OF REORGANIZATION. The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Target Funds, the Acquiring Funds or the Trusts shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, each Target Fund, each Acquiring Fund and the Trusts will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the opinion contemplated in Section 8.9 herein.

5.8    Each Acquiring Fund and each Target Fund shall use reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.9    Each Target Fund agrees that the acquisition of all its Assets and assumption of all Liabilities by the Acquiring Trust, on behalf of the corresponding Acquiring Fund, includes any right of action against current and former service providers of the respective Target Fund, such right to survive for the statute of limitations of any such claim. For the avoidance of doubt, upon the Closing of a Reorganization of a Target Fund, the Target Trust hereby assigns to the Acquiring Trust all rights, causes of action, and other claims against third parties relating to such Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TARGET FUND

The obligations of a Target Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1    The Acquiring Fund shall have delivered to the corresponding Target Fund on the Closing Date a certificate executed in its name by the Acquiring Trust’s Corporate Secretary or any Vice President, in a form reasonably satisfactory to each Target Fund and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of the Acquiring Trust, on behalf of the applicable Acquiring Fund, made in this Agreement are true and correct in all material respects except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made as of the Closing.

6.2    The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by such Acquiring Fund prior to or at the Closing.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of an Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1    The Target Fund shall have delivered to its corresponding Acquiring Fund on the Closing Date a certificate executed in its name by the Target Trust’s Chief Administrative Officer or any Vice President, in a form reasonably satisfactory to such Acquiring Fund and dated as of the Closing Date, to the effect that the representations, covenants, and warranties of the Target Trust, on behalf of the applicable Target Fund, made in this Agreement are true and correct in all material respects except as they may be affected by the transactions contemplated by this Agreement as of the Closing, with the same force and effect as if made as of the Closing.

7.2    The Target Fund shall have delivered to its corresponding Acquiring Fund a statement of assets and liabilities of the Target Fund, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Controller or Treasurer of the Target Trust.

7.3    The Target Fund shall have declared and paid prior to the Valuation Time a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders at least all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carry forward and excluding any net capital gain on which each Target Fund paid tax under Section 852(b)(3)(A) of the Code).

7.4    The Target Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Target Fund prior to or at the Closing.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of a Target Fund and its corresponding Acquiring Fund to consummate the transactions provided for herein shall also be subject to the fulfillment (or waiver by the affected parties) of the following conditions:

8.1    This Agreement and the transactions contemplated herein, with respect to the applicable Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of such Target Fund in accordance with applicable law and the provisions of the Target Trust’s Articles of Incorporation and By-Laws. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Target Fund may waive the conditions set forth in this Section 8.1.

8.2    The Agreement and transactions contemplated herein shall have been approved by the Board of the Target Trust and the Board of the Acquiring Trust. Notwithstanding anything herein to the contrary, no Target Fund and no Acquiring Fund may waive the conditions set forth in this Section 8.2.

8.3    On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened (to the knowledge of the Acquiring Fund or Target Fund, as applicable) or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.4    All required consents of other parties and all other consents, orders, and permits of Federal, state, and local regulatory authorities or self-regulatory organizations (such as FINRA) (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such Federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets of the applicable Acquiring Fund or the Assets of the corresponding Target Fund, provided that either party hereto may for itself waive any of such conditions.

8.5    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6    The Acquiring Trust shall have received a favorable opinion from Chapman and Cutler LLP, counsel to the Target Trust, and an opinion from Dorsey & Whitney LLP with respect to matters governed by the laws of the State of Minnesota, each dated as of the Closing Date and in a form satisfactory to the Acquiring Trust to the effect that:

(a)    The Target Trust is a corporation validly existing and in good standing under the laws of the State of Minnesota.

(b)    Each Target Fund is a separate series of the Target Trust and the Target Trust has the corporate power to own all of its Assets.

(c)    The execution and delivery of the Agreement by the Target Trust, on behalf of each Target Fund, did not, and the exchange of each Target Fund’s Assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Target Trust’s Articles of Incorporation or By-Laws.

(d)    This Agreement has been duly authorized, executed and delivered by the Target Trust on behalf of each Target Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of each Acquiring Fund, is a valid and binding obligation of each Target Fund enforceable against each Target Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(e)    To the knowledge of such counsel, and without any independent investigation, (i) the Target Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and the Target Trust is not subject to any stop order under the 1933 Act; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by a Target Fund under the federal laws of the United States of America or the laws of the State of Minnesota for the transfer of each Target Fund’s Assets in exchange for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

The foregoing opinions and the opinions in Section 8.7 below may be subject to customary assumptions, limitations, and qualifications. Such opinions may also be based on such representations as the applicable counsel may request of the applicable Funds. Insofar as such opinions relate to or are dependent upon matters that are governed by the laws other than those covered by the scope of such opinion, assumptions may be made as to such matters.

8.7    The Target Trust shall have received a favorable opinion from Dechert LLP, counsel to the Acquiring Trust, dated the Closing Date and in a form satisfactory to the Target Trust, to the effect that:

(a)    The Acquiring Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware.

(b)    Each Acquiring Fund is a separate series of the Acquiring Trust and the Acquiring Trust has the power to own all of its assets.

(c)    The execution and delivery of the Agreement by the Acquiring Trust, on behalf of each Acquiring Fund, did not, and the exchange of each Target Fund’s Assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust’s Declaration of Trust.

(d)    This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Target Trust on behalf of each Target Fund, is a valid and binding obligation of each Acquiring Fund enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(e)    To the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and the Acquiring Trust is not subject to any stop order under the 1933 Act; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by an Acquiring Fund under the federal laws of the United States of America or the laws of the State of Delaware for the transfer of each Target Fund’s Assets in exchange for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

(f)    Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to each Target Fund on behalf of Target Fund Shareholders as provided by this Agreement will be duly and validly issued and outstanding, fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

8.8    In connection with the opinions contemplated by Sections 8.6 and 8.7, it is understood that counsel to the respective Trusts may rely upon the representations made in this Agreement as well as certificates of officers of the Trusts.

8.9    Each Target Fund and its corresponding Acquiring Fund shall have received on the Closing Date an opinion of Dechert LLP addressed to the respective Acquiring Fund and its corresponding Target Fund substantially to the effect that for Federal income tax purposes:

(a)    The acquisition by an Acquiring Fund of substantially all of the properties of the corresponding Target Fund in exchange solely for applicable Acquiring Fund Shares and the assumption of all Liabilities of such Target Fund by the corresponding Acquiring Fund followed by the distribution of Acquiring Fund Shares to the applicable Target Fund Shareholders in exchange for their Target Fund shares in complete liquidation and termination of such Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

(b)    The Target Fund will not recognize gain or loss upon the transfer of its assets to the corresponding Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption of all Liabilities of such Target Fund, except that each Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(c)    The Target Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by such Target Fund in the applicable Reorganization.

(d)    The Acquiring Fund will recognize no gain or loss upon receiving the properties of the corresponding Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all Liabilities of the Target Fund.

(e)    The adjusted basis to the Acquiring Fund of the properties of the corresponding Target Fund received by each Acquiring Fund in each Reorganization will be the same as the adjusted basis of those properties in the hands of the corresponding Target Fund immediately before the exchange.

(f)    The Acquiring Fund’s holding periods with respect to the properties of the corresponding Target Fund that the Acquiring Fund acquires in its Reorganization will include the respective periods for which those properties were held by the corresponding Target Fund (except where investment activities of an Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(g)    The shareholders of the Target Fund will recognize no gain or loss upon receiving the applicable Acquiring Fund Shares solely in exchange for Target Fund shares.

(h)    The aggregate basis of the Acquiring Fund Shares received by a Target Fund Shareholder in a Reorganization will be the same as the aggregate basis of Target Fund shares surrendered by the Target Fund Shareholder in exchange therefor.

(i)    A Target Fund Shareholder’s holding period for the applicable Acquiring Fund Shares received by the Target Fund Shareholder in the applicable Reorganization will include the holding period during which the Target Fund Shareholder held Target Fund shares surrendered in exchange therefor, provided that the Target Fund Shareholder held such shares as a capital asset on the date of Reorganization.

Such opinion shall be based on certain factual representations, reasonable assumptions and such other representations as Dechert LLP may request of the Funds, and each Target Fund and each Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Target Fund may waive the conditions set forth in this Section 8.9.

8.10    Each Target Fund and each corresponding Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the applicable Reorganization after such number has been calculated in accordance with this Agreement.

ARTICLE IX

EXPENSES

9.1    The expenses incurred in connection with each Reorganization (“Reorganization Expenses”) will be borne by NFAL, TAL or an affiliate thereof. Reorganization Expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement and other Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) other related administrative or operational costs; (g) fees associated with registering securities; (h) fees associated with shareholder meetings and adjournments thereof; (i) costs associated with obtaining any necessary order of exemption from the 1940 Act; and (j) transfer agent and custodian conversion costs. For the purposes of this Section 9.1, Reorganization Expenses do not include commissions or other transaction costs in connection with any repositioning of the portfolios of the Funds, and each Fund shall bear its own such costs. For the avoidance of doubt, if a Reorganization is not consummated, NFAL, TAL or an affiliate thereof will bear full responsibility for payment of the Reorganization Expenses.

9.2    Each Fund represents and warrants to the other Funds that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3    Notwithstanding the foregoing, Reorganization Expenses will in any event be paid by the party directly incurring such Reorganization Expenses if and to the extent that the payment by another party of such Reorganization Expenses would result in the disqualification of a Target Fund or an Acquiring Fund, as the case may be, as a RIC under the Code.

ARTICLE X

ENTIRE AGREEMENT

10.1    The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2    The representations, warranties and covenants of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein, except that covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1    This Agreement may be terminated by the mutual agreement of the parties and such termination may be effected by each Chief Administrative Officer or any Vice President of the Trusts without further action by the

Boards. In addition, any Acquiring Fund or Target Fund may, at its option, terminate this Agreement with respect to its Reorganization herewith at or before the Closing due to:

(a)    a breach by any other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing, if not cured within 30 days of notification to the breaching party and prior to the Closing;

(b)    a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met; or

(c)    a determination by a Board that the consummation of the transactions contemplated herein is not in the best interests of its respective Fund.

11.2    In the event of any such termination, this Agreement shall become void and, in the absence of willful default, there shall be no liability hereunder on the part of any Trust or any Fund. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

12.1    This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trusts as specifically authorized by the applicable Board; provided, however, that following the meeting of Target Fund Shareholders called by a Target Fund pursuant to Section 5.2 of this Agreement, no such amendment, modification or supplement may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1    The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3    This Agreement shall be governed by and construed in accordance with the laws of New York without regard to principles of conflicts of laws.

13.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5    It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees or directors, shareholders, nominees, officers, agents, or employees of the Trusts personally, but shall bind only the property of such Fund. The execution and delivery of this Agreement have been authorized by the trustees or directors of each Trust, on behalf of its respective Fund, and signed by authorized officers of the Trusts acting as such. Neither the authorization by such trustees or directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such Fund.

13.6    Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other parties prior to such issuance.

13.7    Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

13.8    A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

[SIGNATURE PAGES FOLLOWS]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

NUVEEN STRATEGY FUNDS, INC., on behalf of Nuveen Strategy Conservative Allocation Fund By: Name: Christopher M. Rohrbacher Title: Vice President and Assistant Secretary	NUVEEN STRATEGY FUNDS, INC., on behalf of Nuveen Strategy Balanced Allocation Fund By: Name: Christopher M. Rohrbacher Title: Vice President and Assistant Secretary
NUVEEN STRATEGY FUNDS, INC., on behalf of Nuveen Strategy Growth Allocation Fund By: Name: Christopher M. Rohrbacher Title: Vice President and Assistant Secretary	NUVEEN STRATEGY FUNDS, INC., on behalf of Nuveen Strategy Aggressive Growth Fund By: Name: Christopher M. Rohrbacher Title: Vice President and Assistant Secretary
The undersigned is a party to this Agreement for the purposes of Articles 4.3, 5.4 and 9.1 only NUVEEN FUND ADVISORS, LLC By: Name: Kevin J. McCarthy Title: Executive Vice President and Secretary

[Signature Page to Agreement and Plan of Reorganization]

TIAA-CREF FUNDS on behalf of TIAA-CREF Lifestyle Conservative Fund By: Name: [•] Title: [•]	TIAA-CREF FUNDS on behalf of TIAA-CREF Lifestyle Moderate Fund By: Name: [•] Title: [•]
TIAA-CREF FUNDS on behalf of TIAA-CREF Lifestyle Growth Fund By: Name: [•] Title: [•]	TIAA-CREF FUNDS on behalf of TIAA-CREF Lifestyle Aggressive Growth Fund By: Name: [•] Title: [•]
The undersigned is a party to this Agreement for the purposes of Articles 4.4 and 9.1 only TEACHERS ADVISORS, LLC By: Name: [•] Title: [•]

[Signature Page to Agreement and Plan of Reorganization]

EXHIBIT A

CHART OF REORGANIZATIONS

Nuveen Strategy Conservative Allocation Fund (Target Fund) – Share Classes	TIAA-CREF Lifestyle Conservative Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
n/a	Institutional
n/a	Premier
n/a	Retirement

Nuveen Strategy Balanced Allocation Fund (Target Fund) – Share Classes	TIAA-CREF Lifestyle Moderate Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
n/a	Institutional
n/a	Premier
n/a	Retirement

Nuveen Strategy Growth Allocation Fund (Target Fund) – Share Classes	TIAA-CREF Lifestyle Growth Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
n/a	Institutional
n/a	Premier
n/a	Retirement

Nuveen Strategy Aggressive Growth Allocation Fund (Target Fund) – Share Classes	TIAA-CREF Lifestyle Aggressive Growth Fund (Acquiring Fund) – Corresponding Share Classes
A	Retail
C	Retail
R3	Retail
I	Advisor
n/a	Institutional
n/a	Premier
n/a	Retirement

EXHIBIT B

ARTICLES OF AMENDMENT

TO

ARTICLES OF INCORPORATION

OF

NUVEEN STRATEGY FUNDS, INC.

The undersigned officer of Nuveen Strategy Funds, Inc. (the “Corporation”), a Minnesota corporation which is subject to the provisions of Minnesota Statutes, Chapter 302A, hereby certifies that the following amendments to the Corporation’s Articles of Incorporation have been adopted by the Corporation’s Board of Directors and by the requisite vote of the shareholders of the Corporation pursuant to said Chapter 302A:

WHEREAS, the Corporation is registered as an open-end management investment company (i.e., a mutual fund) under the Investment Company Act of 1940, as amended, and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets;

WHEREAS, it is desirable and in the best interests of the holders of the Series A shares of the Corporation (also known as “Nuveen Strategy Conservative Allocation Fund”) that the assets belonging to such class be transferred to TIAA-CREF Lifestyle Conservative Fund, a series of TIAA-CREF Funds, a Delaware statutory trust (the “Trust”), in exchange for shares of beneficial interest in TIAA-CREF Lifestyle Conservative Fund, which are to be delivered to the Nuveen Strategy Conservative Allocation Fund holders;

WHEREAS, it is desirable and in the best interests of the holders of the Series B shares of the Corporation (also known as “Nuveen Strategy Balanced Allocation Fund”) that the assets belonging to such class be transferred to TIAA-CREF Lifestyle Moderate Fund, a series of the Trust, in exchange for shares of beneficial interest in TIAA-CREF Lifestyle Moderate Fund, which are to be delivered to the Nuveen Strategy Balanced Allocation Fund holders;

WHEREAS, it is desirable and in the best interests of the holders of the Series C shares of the Corporation (also known as “Nuveen Strategy Growth Allocation Fund”) that the assets belonging to such class be transferred to TIAA-CREF Lifestyle Growth Fund, a series of the Trust, in exchange for shares of beneficial interest in TIAA-CREF Lifestyle Growth Fund, which are to be delivered to the Nuveen Strategy Growth Allocation Fund holders;

WHEREAS, it is desirable and in the best interests of the holders of the Series D shares of the Corporation (also known as “Nuveen Strategy Aggressive Growth Allocation Fund”) that the assets belonging to such class be transferred to TIAA-CREF Lifestyle Aggressive Growth Fund, a series of the Trust, in exchange for shares of beneficial interest in TIAA-CREF Lifestyle Aggressive Growth Fund, which are to be delivered to the Nuveen Strategy Aggressive Growth Allocation Fund holders;

WHEREAS, the Corporation and the Trust have entered into an Agreement and Plan of Reorganization providing for the foregoing transactions; and

WHEREAS, in order to bind all holders of shares of a Target Fund to the foregoing transactions and as set forth in the Agreement and Plan of Reorganization, and in particular to bind such holders to the exchange of their shares of a Target Fund for shares of beneficial interest in an Acquiring Fund, it is necessary to adopt an amendment to the Corporation’s Articles of Incorporation.

NOW, THEREFORE, BE IT RESOLVED, that effective as of the Effective Time referred to below, the Corporation’s Amended and Restated Articles of Incorporation be, and the same hereby are, amended to add the following Article 7C, Article 7D, Article 7E and Article 7F immediately following Article 7B) thereof:

Article 7C. (a) For purposes of this Article 7C, the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Lifestyle Conservative Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Series A, Class Two Common Shares.

“Class C Target Fund Shares” means the Corporation’s Series A, Class Four Common Shares.

“Class I Target Fund Shares” means the Corporation’s Series A, Class Five Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Series A, Class One Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Strategy Conservative Allocation Fund, which is represented by the Corporation’s Series A shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b) As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c) As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d) The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares, and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i) Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class A, Class C and Class R3 of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii) The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii) The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv) As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e) From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued Series A common shares of the Corporation, without designation as to class.

Article 7D. (a) For purposes of this Article 7D, the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Lifestyle Moderate Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Series B, Class Two Common Shares.

“Class C Target Fund Shares” means the Corporation’s Series B, Class Four Common Shares.

“Class I Target Fund Shares” means the Corporation’s Series B, Class Five Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Series B, Class One Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Strategy Balanced Allocation Fund, which is represented by the Corporation’s Series B shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b) As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c) As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d) The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i) Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class A, Class C and Class R3 of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii) The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii) The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv) As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e) From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued Series B common shares of the Corporation, without designation as to class.

Article 7E. (a) For purposes of this Article 7E, the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Lifestyle Growth Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Series C, Class Two Common Shares.

“Class C Target Fund Shares” means the Corporation’s Series C, Class Four Common Shares.

“Class I Target Fund Shares” means the Corporation’s Series C, Class Five Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Series C, Class One Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Strategy Growth Allocation Fund, which is represented by the Corporation’s Series C shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b) As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c) As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d) The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i) Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class A, Class C and Class R3 of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii) The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii) The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv) As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e) From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued Series C common shares of the Corporation, without designation as to class.

Article 7F. (a) For purposes of this Article 7F, the following terms shall have the following meanings:

“Acquiring Fund” means TIAA-CREF Lifestyle Aggressive Growth Fund, a series of the Trust.

“Acquiring Fund Advisor Shares” means the Acquiring Fund’s Advisor Class shares of beneficial interest.

“Acquiring Fund Retail Shares” means the Acquiring Fund’s Retail Class shares of beneficial interest.

“Class A Target Fund Shares” means the Corporation’s Series D, Class Two Common Shares.

“Class C Target Fund Shares” means the Corporation’s Series D, Class Four Common Shares.

“Class I Target Fund Shares” means the Corporation’s Series D, Class Five Common Shares.

“Class R3 Target Fund Shares” means the Corporation’s Series D, Class One Common Shares.

“Closing” means the occurrence of the transactions set forth in (b) and (c) below on the Closing Date.

“Closing Date” means [•], 2019.

“Corporation” means this corporation.

“Effective Time” means immediately after the Valuation Time on the Closing Date.

“Plan” means the Agreement and Plan of Reorganization dated [•], 2019 on behalf of the Acquiring Fund and the Target Fund.

“Target Fund” means the Corporation’s Nuveen Strategy Aggressive Growth Allocation Fund, which is represented by the Corporation’s Series D shares.

“Trust” means TIAA-CREF Funds, a Delaware statutory trust.

“Valuation Time” means the close of regular trading on the New York Stock Exchange on the Closing Date.

(b) As of the Effective Time, the Target Fund will transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

(c) As of the Effective Time, the Acquiring Fund will: (i) deliver to the Target Fund the number of full and fractional Acquiring Fund Advisor Shares and Acquiring Fund Retail Shares, computed in the manner set forth in (d) below; and (ii) assume all the liabilities of the Target Fund not discharged by the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in the Plan or herein.

(d) The number of Acquiring Fund Advisor Shares to be delivered to holders of Class I Target Fund Shares and the number of Acquiring Fund Retail Shares to be delivered to holders of Class A Target Fund Shares, to holders of Class C Target Fund Shares and to holders of Class R3 Target Fund Shares shall be determined as follows:

(i) Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Target Fund’s net assets as described in (b) and (c) above, shall be determined with respect to Class I, Class A, Class C and Class R3 of the Target Fund Shares by dividing the value of the assets net of liabilities with respect to each such class of shares determined in accordance with (ii) below by the net asset value of an Acquiring Fund share of the corresponding class as of the Valuation Time determined in accordance with (iv) below.

(ii) The value of the Target Fund’s assets and liabilities shall be computed as of the Valuation Time, using the valuation procedures of the Nuveen open-end funds adopted by the Board of Directors of the Corporation and the Board of Trustees of the Trust or such other valuation procedures as shall be mutually agreed upon by the parties.

(iii) The net assets per share per class of Acquiring Fund Shares shall be the net asset value per share for such class using the valuation procedures set forth in (d)(ii) above.

(iv) As of the Effective Time, the Target Fund will distribute the Acquiring Fund Shares received pursuant to (c) above to its shareholders of record, determined as of the time of such distribution (the “Target Fund Shareholders”), on a pro rata basis within that class: Acquiring Fund Advisor Shares to Class I Target Fund Shareholders and Acquiring Fund Retail Shares to Class A Target Fund Shareholders, Class C Target Fund Shareholders and Class R3 Target Fund Shareholders. Such distribution will be accomplished with respect to Class I, Class A, Class C and Class R3 Target Fund Shares by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders of such class. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. As of the Effective Time, all issued and outstanding shares of the Target Fund shall be cancelled on the books of the Target Fund and retired.

(e) From and after the Effective Time, the Target Fund shares cancelled and retired pursuant to paragraph (d)(iii) above shall have the status of authorized and unissued Series D common shares of the Corporation, without designation as to class.

The undersigned officer of the Corporation hereby acknowledges, in the name and on behalf of the Corporation, the foregoing Articles of Amendment to be the corporate act of the Corporation and further certifies that, to the best of his or her knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.

IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be signed in its name and on its behalf by its President or a Vice President and witnessed by its Secretary or an Assistant Secretary on     , 2019.

NUVEEN STRATEGY FUNDS, INC.

By:
Name:
Title:

Witness:

Name:
Title:

Nuveen, LLC

333 West Wacker Drive

Chicago, Illinois 60606-1286

(800) 257-8787

www.nuveen.com	STRAT 0419

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:
VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours
VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours
VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope
VOTE IN PERSON Attend Shareholder Meeting 333 West Wacker Dr. Chicago, IL 60606 on April 30, 2019

Please detach at perforation before mailing.

NUVEEN STRATEGY FUNDS, INC. [insert name of Target Fund] SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 30, 2019

THIS PROXY IS BEING SOLICITED BY THE BOARD OF DIRECTORS. The undersigned shareholder(s) of [insert name of Target Fund], revoking previous proxies, hereby appoints Mark Czarniecki, Diana R. Gonzalez, Kevin J. McCarthy, Christopher M. Rohrbacher, Mark L. Winget, Gifford R. Zimmerman and Eric F. Fess, or any one of them true and lawful attorneys with power of substitution of each, to vote all shares of [insert name of Target Fund] that the undersigned is entitled to vote at the Special Meeting of Shareholders to be held on April 30, 2019, at 2:00 p.m., Central Time, at the offices of Nuveen, LLC, 333 West Wacker Drive, Chicago, Illinois 60606, and at any adjournment or postponement thereof as indicated on the reverse side. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournment or postponement thereof.

Receipt of the Notice of the Special Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged. The shares of [insert name of Target Fund] represented hereby will be voted as indicated or FOR the proposal if no choice is indicated.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

PLEASE SIGN, DATE ON THE REVERSE SIDE AND RETURN THE PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

NSL_[●]_[●]

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

VOTE THIS PROXY CARD TODAY!

Important Notice Regarding the Availability of Proxy Materials for

NUVEEN STRATEGY FUNDS, INC.

[insert name of Target Fund]

Special Meeting of Shareholders to Be Held on April 30, 2019.

The Proxy Statement/Prospectus for this meeting is available at:

http://www.nuveenproxy.com/Mutual-Fund-Proxy-Information/

IF YOU VOTE ON THE INTERNET OR BY TELEPHONE,

YOU NEED NOT RETURN THIS PROXY CARD

Please detach at perforation before mailing.

In their discretion, the proxy holders are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements thereof.

Properly executed proxies will be voted as specified. If no other specification is made, such shares will be voted “FOR” the proposal.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:  ☒

A	Proposal

		FOR	AGAINST	ABSTAIN
1.

To approve the Agreement and Plan of Reorganization (and the related transactions) which provides for (i) the transfer of all the assets of [insert name of Target Fund] (the “Target Fund”), a series of Nuveen Strategy Funds, Inc. (the “Target Corporation”), to [insert name of Acquiring Fund] (the “Acquiring Fund”), a series of TIAA-CREF Funds, in exchange solely for Retail and Advisor shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) (x) the pro rata distribution of Retail shares of the Acquiring Fund to the holders of Class A, Class C and Class R3 shares of the Target Fund, and (y) the pro rata distribution of Advisor shares of the Acquiring Fund to the holders of Class I shares of the Target Fund, in complete liquidation and termination of the Target Fund (the “Reorganization”). A vote in favor of the Reorganization will be considered a vote in favor of an amendment to the Target Corporation’s Articles of Incorporation effecting the Reorganization.

		☐	☐	☐

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, guardian, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
/ /

Scanner bar code

	NSL 29900	M xxxxxxxx
∎ xxxxxxxxxxxxxx			+

STATEMENT OF ADDITIONAL INFORMATION

Relating to the Respective Acquisition of the Assets and Liabilities of

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

Nuveen Strategy Funds, Inc.

333 West Wacker Drive

Chicago, Illinois 60606

Telephone: (312) 917-7700

by

TIAA-CREF LIFESTYLE CONSERVATIVE FUND

TIAA-CREF LIFESTYLE MODERATE FUND

TIAA-CREF LIFESTYLE GROWTH FUND

TIAA-CREF LIFESTYLE AGGRESSIVE GROWTH FUND

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

Telephone: (800) 842-2733

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated March 28, 2019, for use in connection with the special meeting of shareholders of Nuveen Strategy Conservative Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Aggressive Growth Allocation Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of Nuveen Strategy Funds, Inc. (the “Target Corporation”), to be held on April 30, 2019, at 2:00 p.m., Central Time, and at any and all adjournments and postponements thereof (the “Special Meeting”). At the Special Meeting, shareholders of each Target Fund will be asked to approve the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of each Target Fund into a corresponding TIAA-CREF Fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), as illustrated below:

Target Fund		Acquiring Fund

Nuveen Strategy Conservative Allocation Fund	g	TIAA-CREF Lifestyle Conservative Fund

Nuveen Strategy Balanced Allocation Fund	g	TIAA-CREF Lifestyle Moderate Fund

Nuveen Strategy Growth Allocation Fund	g	TIAA-CREF Lifestyle Growth Fund

Nuveen Strategy Aggressive Growth Allocation Fund	g	TIAA-CREF Lifestyle Aggressive Growth Fund

Each Target Fund and each Acquiring Fund are referred to herein individually as a “Fund” and collectively as the “Funds.” Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Target Corporation at the address shown above or by calling (800) 257-8787.

Further information about each Target Fund is contained in the Target Funds’ SAI dated December 31, 2018 (Accession No. 0001193125-18-360094), as supplemented through the date of this SAI, which is incorporated herein by reference. Further information about each Acquiring Fund is contained in the Acquiring Funds’ SAI dated October 1, 2018 (Accession No. 0000930413-18-002949), as supplemented through the date of this SAI, which is incorporated herein by reference only insofar as it relates to each Acquiring Fund. No other parts are incorporated herein by reference.

The unaudited pro forma financial information, attached hereto as Appendices A through D, is intended to present the financial condition of each Acquiring Fund as if each Reorganization had been consummated on November 30, 2018, and the results of operations of each Acquiring Fund as if each Reorganization had taken place on the first day of the 12-month period ended November 30, 2018.

The audited financial statements and related independent registered public accounting firm’s report for each Target Fund are contained in the Target Funds’ annual report for the fiscal year ended August 31, 2018 (as filed November 7, 2018) (Accession No. 0001193125-18-320616), which is incorporated herein by reference. The audited financial statements and related independent registered public accounting firm’s report for each Acquiring Fund are contained in the Acquiring Funds’ annual report for the fiscal year ended May 31, 2018 (as filed July 26, 2018) (Accession No. 0000930413-18-002342), which is incorporated herein by reference only insofar as it relates to each Acquiring Fund. The unaudited financial statements for each Acquiring Fund are contained in the Acquiring Funds’ semi-annual report for the six months ended November 30, 2018 (as filed January 29, 2019) (Accession No. 000930413-19-000174), which is incorporated herein by reference only insofar as it relates to each Acquiring Fund. No other parts of the Funds’ annual reports or semi-annual reports are incorporated by reference herein.

The date of this SAI is March 28, 2019.

APPENDIX A

Pro Forma Portfolio of Investments

Pro Forma Financial Information for the Reorganization of the Nuveen Strategy Conservative Allocation Fund (the “Target Fund”) into the TIAA-CREF Lifestyle Conservative Fund (the “Acquiring Fund”)

(UNAUDITED)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the Reorganization is contingent upon certain conditions being satisfied or waived, including that shareholders of the Target Fund must approve the Reorganization. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund as of November 30, 2018. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization for the 12 month period ended November 30, 2018.

Target Fund – Nuveen Strategy Conservative Allocation Fund

Acquiring Fund – TIAA-CREF Lifestyle Conservative Fund

Note 2 – Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are series of registered open-end management investment companies. The Reorganization will be accomplished by the acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that prior to the Reorganization the Target Fund distributed its tax basis undistributed net investment income of $691,581. The Acquiring Fund Pro Forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 92%, 94%, 100% and 86% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $61,625. The table below shows the number of shares of each class that Target Fund shareholders would have received if the Reorganization were to have taken place on November 30, 2018.

Target Fund Share Class	Acquiring Fund Share Class	Acquiring Fund Shares Issued
Class A	Retail Class	3,830,294
Class C	Retail Class	645,975
Class R3	Retail Class	53,129
Class I	Advisor Class	1,145,168

A-1

In accordance with accounting principles generally accepted in the United States of America, the Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes. For financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the Acquiring Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Target Fund	$69,286,092	November 30, 2018
Acquiring Fund	$223,950,946	November 30, 2018
Acquiring Fund Pro Forma	$293,175,413	November 30, 2018

Note 3 – Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the pro forma financial information as if the Reorganization had taken place on the first day of the 12 month period ended November 30, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and the Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Reorganization expenses will be borne by Nuveen and therefore are not reflected in the Pro forma expenses below. Percentages presented below are the increase (decrease) in expenses divided by the Acquiring Fund Pro Forma Net Assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Distribution fees – Retail Class(1)	$157,756	0.05%
Expenses reimbursed by the investment adviser(2)	63,013	0.02%
Shareholder servicing – Advisor Class(3)	17,295	0.01%
Administrative service fees(3)	1,054	0.00	%(5)
Trustee fees and expenses(3)	805	0.00	%(5)
Shareholder servicing – Retail Class(3)	321	0.00	%(5)
12b-1 service fees – Class A Shares(1)	(124,850)	-0.04%
12b-1 distribution and service fees – Class C Shares(1)	(123,312)	-0.04%
Shareholder servicing agent fees(4)	(68,624)	-0.02%
Registration fees(4)	(66,729)	-0.02%
Professional fees(4)	(29,949)	-0.01%
Other expenses(4)	(23,734)	-0.01%
12b-1 distribution and service fees – Class R3 Shares(1)	(4,155)	-0.00	%(5)

Total Pro Forma Net Expense Adjustment	$(201,109)	-0.07%

(1)	Reflects the impact of applying the Acquiring Fund’s distribution fee rates to the Target Fund’s Class A, Class C, and Class R3 average net assets, as applicable.
(2)	Reflects the reduction in expense reimbursement payments if the Reorganization had occurred on the first day of the 12-month period ended November 30, 2018.
(3)	Anticipated increase of expenses as a result of the Reorganization.
(4)	Anticipated reduction of expenses as a result of the Reorganization.
(5)	Rounds to less than 0.01% or -0.01%.

No significant accounting policies will change as a result of the Reorganization; specifically, policies regarding security valuation or compliance with Subchapter M of the Code. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

A-2

Note 4 – Reorganization Costs

The total direct costs of the Reorganization are estimated to be $280,000. Nuveen will pay the direct costs of the Reorganization whether or not the Reorganization is approved or completed. Direct costs do not include costs associated with repositioning the Target Fund’s portfolio prior to the Reorganization, as discussed below.

The Target Fund and the Acquiring Fund are structured as “funds of funds,” varying their allocations among underlying funds based on the Funds’ different risk-return profiles. In pursuit of their investment objectives, the Target Fund invests primarily in other mutual funds advised by its investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Underlying Funds”), whereas the Acquiring Fund invests primarily in other mutual funds advised by its investment adviser, Teachers Advisors, LLC (“TIAA-CREF Underlying Funds”). Prior to the Reorganization, the Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the Acquiring Fund. The transaction costs associated with the Target Fund’s portfolio repositioning are expected to be minimal, as the shares of the underlying funds in which the Target Fund and the Acquiring Fund invest are not subject to commissions or other sales charges when purchased or redeemed. If the repositioning had taken place as of November 30, 2018, it is estimated that the Target Fund would have incurred transaction costs of $633 (less than $0.01 per share of the Target Fund) in connection with closing out certain futures contracts held by the Fund. It is also estimated that this repositioning would have resulted in realized gains of approximately $2.5 million (approximately $0.40 per share).

Note 5 – Accounting Survivor

The Acquiring Fund will be the survivor for accounting purposes. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objectives, expense structure and policies/restrictions of the Acquiring Fund.

Note 6 – Capital Loss Carryforward

As of November 30, 2018, the Target Fund had unused capital loss carryforwards of $1,187,679 available for federal income tax purposes to be applied against future capital gains, which are not subject to expiration. The Acquiring Fund did not have any unused capital loss carryforwards as of November 30, 2018.

A-3

APPENDIX B

Pro Forma Portfolio of Investments

Pro Forma Financial Information for the Reorganization of the Nuveen Strategy Balanced Allocation Fund (the “Target Fund”) into the TIAA-CREF Lifestyle Moderate Fund (the “Acquiring Fund”)

(UNAUDITED)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the Reorganization is contingent upon certain conditions being satisfied or waived, including that shareholders of the Target Fund must approve the Reorganization. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund as of November 30, 2018. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization for the 12 month period ended November 30, 2018.

Target Fund – Nuveen Strategy Balanced Allocation Fund

Acquiring Fund – TIAA-CREF Lifestyle Moderate Fund

Note 2 – Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are series of registered open-end management investment companies. The Reorganization will be accomplished by the acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that prior to the Reorganization the Target Fund distributed its tax basis undistributed net investment income of $1,181,234 and its tax basis accumulated net realized gains of $7,406,409. The Acquiring Fund Pro Forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 96%, 93%, 100% and 94% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $398,352. The table below shows the number of shares of each class that Target Fund shareholders would have received if the Reorganization were to have taken place on November 30, 2018.

Target Fund Share Class	Acquiring Fund Share Class	Acquiring Fund Shares Issued
Class A	Retail Class	8,817,106
Class C	Retail Class	1,191,027
Class R3	Retail Class	215,165
Class I	Advisor Class	2,792,301

B-1

In accordance with accounting principles generally accepted in the United States of America, the Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes. For financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the Acquiring Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Target Fund	$177,670,869	November 30, 2018
Acquiring Fund	$339,108,952	November 30, 2018
Acquiring Fund Pro Forma	$516,381,469	November 30, 2018

Note 3 – Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the pro forma financial information as if the Reorganization had taken place on the first day of the 12 month period ended November 30, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and the Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Reorganization expenses will be borne by Nuveen and therefore are not reflected in the Pro forma expenses below. Percentages presented below are the increase (decrease) in expenses divided by the Acquiring Fund Pro Forma Net Assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Distribution fees – Retail Class(1)	$393,363	0.08%
Expenses reimbursed by the investment adviser(2)	113,735	0.02%
Shareholder servicing – Advisor Class(3)	84,972	0.02%
Shareholder servicing – Retail Class(3)	17,087	0.00	%(5)
Administrative service fees(3)	2,720	0.00	%(5)
Trustee fees and expenses(3)	2,279	0.00	%(5)
12b-1 service fees – Class A Shares(1)	(331,307)	-0.06%
Shareholder servicing agent fees(4)	(286,239)	-0.06%
12b-1 distribution and service fees – Class C Shares(1)	(216,380)	-0.04%
Registration fees(4)	(67,880)	-0.01%
Other expenses(4)	(49,345)	-0.01%
Professional fees(4)	(47,284)	-0.01%
12b-1 distribution and service fees – Class R3 Shares(1)	(15,924)	-0.00	%(5)

Total Pro Forma Net Expense Adjustment	$(400,203)	-0.08%

(1)	Reflects the impact of applying the Acquiring Fund’s distribution fee rates to the Target Fund’s Class A, Class C, and Class R3 average net assets, as applicable.
(2)	Reflects the reduction in expense reimbursement payments if the Reorganization had occurred on the first day of the 12-month period ended November 30, 2018.
(3)	Anticipated increase of expenses as a result of the Reorganization.
(4)	Anticipated reduction of expenses as a result of the Reorganization.
(5)	Rounds to less than 0.01% or -0.01%.

No significant accounting policies will change as a result of the Reorganization; specifically, policies regarding security valuation or compliance with Subchapter M of the Code. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

B-2

Note 4 – Reorganization Costs

The total direct costs of the Reorganization are estimated to be $312,300. Nuveen will pay the direct costs of the Reorganization whether or not the Reorganization is approved or completed. Direct costs do not include costs associated with repositioning the Target Fund’s portfolio prior to the Reorganization, as discussed below.

The Target Fund and the Acquiring Fund are structured as “funds of funds,” varying their allocations among underlying funds based on the Funds’ different risk-return profiles. In pursuit of their investment objectives, the Target Fund invests primarily in other mutual funds advised by its investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Underlying Funds”), whereas the Acquiring Fund invests primarily in other mutual funds advised by its investment adviser, Teachers Advisors, LLC (“TIAA-CREF Underlying Funds”). Prior to the Reorganization, the Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the Acquiring Fund. The transaction costs associated with the Target Fund’s portfolio repositioning are expected to be minimal, as the shares of the underlying funds in which the Target Fund and the Acquiring Fund invest are not subject to commissions or other sales charges when purchased or redeemed. If the repositioning had taken place as of November 30, 2018, it is estimated that the Target Fund would have incurred transaction costs of $1,907 (less than $0.01 per share of the Target Fund) in connection with closing out certain futures contracts held by the Fund. It is also estimated that this repositioning would have resulted in realized gains of approximately $18.6 million (approximately $1.05 per share).

Note 5 – Accounting Survivor

The Acquiring Fund will be the survivor for accounting purposes. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objectives, expense structure and policies/restrictions of the Acquiring Fund.

Note 6 – Capital Loss Carryforward

As of November 30, 2018, the Target Fund and the Acquiring Fund did not have any unused capital loss carryforwards.

B-3

APPENDIX C

Pro Forma Portfolio of Investments

Pro Forma Financial Information for the Reorganization of the Nuveen Strategy Growth Allocation Fund (the “Target Fund”) into the TIAA-CREF Lifestyle Growth Fund (the “Acquiring Fund”)

(UNAUDITED)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the Reorganization is contingent upon certain conditions being satisfied or waived, including that shareholders of the Target Fund must approve the Reorganization. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund as of November 30, 2018. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization for the 12 month period ended November 30, 2018.

Target Fund – Nuveen Strategy Growth Allocation Fund

Acquiring Fund – TIAA-CREF Lifestyle Growth Fund

Note 2 – Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are series of registered open-end management investment companies. The Reorganization will be accomplished by the acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that prior to the Reorganization the Target Fund distributed its tax basis undistributed net investment income of $1,287,347 and its tax basis accumulated net realized gains of $3,893,738. The Acquiring Fund Pro Forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 99%, 99%, 100% and 81% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $262,823. The table below shows the number of shares of each class that Target Fund shareholders would have received if the Reorganization were to have taken place on November 30, 2018.

Target Fund Share Class	Acquiring Fund Share Class	Acquiring Fund Shares Issued
Class A	Retail Class	4,896,201
Class C	Retail Class	712,763
Class R3	Retail Class	171,785
Class I	Advisor Class	1,679,032

In accordance with accounting principles generally accepted in the United States of America, the Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes. For financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the Acquiring Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Target Fund	$112,163,430	November 30, 2018
Acquiring Fund	$157,809,400	November 30, 2018
Acquiring Fund Pro Forma	$269,710,007	November 30, 2018

Note 3 – Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the pro forma financial information as if the Reorganization had taken place on the first day of the 12 month period ended November 30, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and the Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Reorganization expenses will be borne by Nuveen and therefore are not reflected in the Pro forma expenses below. Percentages presented below are the increase (decrease) in expenses divided by the Acquiring Fund Pro Forma Net Assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Distribution fees – Retail Class(1)	$242,182	0.09%
Expenses reimbursed by the investment adviser(2)	111,455	0.04%
Shareholder servicing – Advisor Class(3)	32,425	0.01%
Shareholder servicing – Retail Class(3)	7,859	0.00	%(5)
Administrative service fees(3)	1,596	0.00	%(5)
Trustee fees and expenses(3)	1,400	0.00	%(5)
12b-1 service fees – Class A Shares(1)	(198,081)	-0.07%
Shareholder servicing agent fees(4)	(159,020)	-0.06%
12b-1 distribution and service fees – Class C Shares(1)	(148,390)	-0.06%
Registration fees(4)	(66,969)	-0.02%
Other expenses(4)	(41,242)	-0.02%
Professional fees(4)	(39,176)	-0.01%
12b-1 distribution and service fees – Class R3 Shares(1)	(14,006)	-0.01%

Total Pro Forma Net Expense Adjustment	$(269,967)	-0.10%

(1)	Reflects the impact of applying the Acquiring Fund’s distribution fee rates to the Target Fund’s Class A, Class C, and Class R3 average net assets, as applicable.
(2)	Reflects the reduction in expense reimbursement payments if the Reorganization had occurred on the first day of the 12-month period ended November 30, 2018.
(3)	Anticipated increase of expenses as a result of the Reorganization.
(4)	Anticipated reduction of expenses as a result of the Reorganization.
(5)	Rounds to less than 0.01%.

No significant accounting policies will change as a result of the Reorganization; specifically, policies regarding security valuation or compliance with Subchapter M of the Code. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

Note 4 – Reorganization Costs

The total direct costs of the Reorganization are estimated to be $293,500. Nuveen will pay the direct costs of the Reorganization whether or not the Reorganization is approved or completed. Direct costs do not include costs associated with repositioning the Target Fund’s portfolio prior to the Reorganization, as discussed below.

The Target Fund and the Acquiring Fund are structured as “funds of funds,” varying their allocations among underlying funds based on the Funds’ different risk-return profiles. In pursuit of their investment objectives, the Target Fund invests primarily in other mutual funds advised by its investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Underlying Funds”), whereas the Acquiring Fund invests primarily in other mutual funds advised by its investment adviser, Teachers Advisors, LLC (“TIAA-CREF Underlying Funds”). Prior to the Reorganization, the Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the Acquiring Fund. The transaction costs associated with the Target Fund’s portfolio repositioning are expected to be minimal, as the shares of the underlying funds in which the Target Fund and the Acquiring Fund invest are not subject to commissions or other sales charges when purchased or redeemed. If the repositioning had taken place as of November 30, 2018, it is estimated that the Target Fund would have incurred transaction costs of $1,517 (less than $0.01 per share of the Target Fund) in connection with closing out certain futures contracts held by the Fund. It is also estimated that this repositioning would have resulted in realized gains of approximately $10.8 million (approximately $1.18 per share).

Note 5 – Accounting Survivor

The Acquiring Fund will be the survivor for accounting purposes. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objectives, expense structure and policies/restrictions of the Acquiring Fund.

Note 6 – Capital Loss Carryforward

As of November 30, 2018, the Target Fund had unused capital loss carryforwards of $1,366,897 available for federal income tax purposes to be applied against future capital gains, which are not subject to expiration. The Acquiring Fund did not have any unused capital loss carryforwards as of November 30, 2018.

APPENDIX D

Pro Forma Portfolio of Investments

Pro Forma Financial Information for the Reorganization of the Nuveen Strategy Aggressive Growth Allocation Fund (the “Target Fund”) into the TIAA-CREF Lifestyle Aggressive Growth Fund (the “Acquiring Fund”)

(UNAUDITED)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the Reorganization is contingent upon certain conditions being satisfied or waived, including that shareholders of the Target Fund must approve the Reorganization. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund as of November 30, 2018. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 – Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization for the 12 month period ended November 30, 2018.

Target Fund – Nuveen Strategy Aggressive Growth Allocation Fund

Acquiring Fund – TIAA-CREF Lifestyle Aggressive Growth Fund

Note 2 – Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are series of registered open-end management investment companies. The Reorganization will be accomplished by the acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that prior to the Reorganization the Target Fund distributed its tax basis undistributed net investment income of $1,318,293 and its tax basis accumulated net realized gains of $2,597,718. The Acquiring Fund pro forma assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 100%, 96%, 98% and 68% for Class A, Class C, Class R3 and Class I, respectively, resulting in total cash distributions for the Target Fund of $286,542. The table below shows the number of shares of each class that Target Fund shareholders would have received if the Reorganization were to have taken place on November 30, 2018.

Target Fund Share Class	Acquiring Fund Share Class	Acquiring Fund Shares Issued
Class A	Retail Class	2,375,173
Class C	Retail Class	398,288
Class R3	Retail Class	134,736
Class I	Advisor Class	766,403

D-1

In accordance with accounting principles generally accepted in the United States of America, the Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes. For financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the Acquiring Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Target Fund	$59,095,839	November 30, 2018
Acquiring Fund	$111,438,520	November 30, 2018
Acquiring Fund Pro Forma	$170,247,817	November 30, 2018

Note 3 – Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the pro forma financial information as if the Reorganization had taken place on the first day of the 12 month period ended November 30, 2018. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and the Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Reorganization expenses will be borne by Nuveen and therefore are not reflected in the Pro forma expenses below. Percentages presented below are the increase (decrease) in expenses divided by the Acquiring Fund Pro Forma Net Assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

	Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Distribution fees – Retail Class(1)	$136,209	0.08%
Expenses reimbursed by the investment adviser(2)	116,897	0.07%
Shareholder servicing – Advisor Class(3)	20,068	0.01%
Shareholder servicing – Retail Class(3)	5,609	0.00	%(5)
Administrative service fees(3)	886	0.00	%(5)
Trustee fees and expenses(3)	747	0.00	%(5)
12b-1 service fees – Class A Shares(1)	(106,737)	-0.06%
Shareholder servicing agent fees(4)	(92,772)	-0.05%
12b-1 distribution and service fees – Class C Shares(1)	(89,484)	-0.05%
Registration fees(4)	(66,338)	-0.04%
Other expenses(4)	(35,275)	-0.02%
Professional fees(4)	(32,505)	-0.02%
12b-1 distribution and service fees – Class R3 Shares(1)	(14,203)	-0.01%

Total Pro Forma Net Expense Adjustment	$(156,898)	-0.09%

(1)	Reflects the impact of applying the Acquiring Fund’s distribution fee rates to the Target Fund’s Class A, Class C, and Class R3 average net assets, as applicable.
(2)	Reflects the reduction in expense reimbursement payments if the Reorganization had occurred on the first day of the 12-month period ended November 30, 2018.
(3)	Anticipated increase of expenses as a result of the Reorganization.
(4)	Anticipated reduction of expenses as a result of the Reorganization.
(5)	Rounds to less than 0.01%.

No significant accounting policies will change as a result of the Reorganization; specifically, policies regarding security valuation or compliance with Subchapter M of the Code. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

D-2

Note 4 – Reorganization Costs

The total direct costs of the Reorganization are estimated to be $280,400. Nuveen will pay the direct costs of the Reorganization whether or not the Reorganization is approved or completed. Direct costs do not include costs associated with repositioning the Target Fund’s portfolio prior to the Reorganization, as discussed below.

The Target Fund and the Acquiring Fund are structured as “funds of funds,” varying their allocations among underlying funds based on the Funds’ different risk-return profiles. In pursuit of their investment objectives, the Target Fund invests primarily in other mutual funds advised by its investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Underlying Funds”), whereas the Acquiring Fund invests primarily in other mutual funds advised by its investment adviser, Teachers Advisors, LLC (“TIAA-CREF Underlying Funds”). Prior to the Reorganization, the Target Fund’s portfolio will be liquidated and repositioned into the TIAA-CREF Underlying Funds held by the Acquiring Fund. The transaction costs associated with the Target Fund’s portfolio repositioning are expected to be minimal, as the shares of the underlying funds in which the Target Fund and the Acquiring Fund invest are not subject to commissions or other sales charges when purchased or redeemed. If the repositioning had taken place as of November 30, 2018, it is estimated that the Target Fund would have incurred transaction costs of $877 (less than $0.01 per share of the Target Fund) in connection with closing out certain futures contracts held by the Fund. It is also estimated that this repositioning would have resulted in realized gains of approximately $5.9 million (approximately $1.48 per share).

Note 5 – Accounting Survivor

The Acquiring Fund will be the survivor for accounting purposes. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objectives, expense structure and policies/restrictions of the Acquiring Fund.

Note 6 – Capital Loss Carryforward

As of November 30, 2018, the Target Fund had unused capital loss carryforwards of $1,527,333 available for federal income tax purposes to be applied against future capital gains, which are not subject to expiration. The Acquiring Fund did not have any unused capital loss carryforwards as of November 30, 2018.

D-3